AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1999
                                                               FILE NO. 33-72830
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         POST-EFFECTIVE AMENDMENT NO. 8
                                       TO
                                    FORM S-6


    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               ------------------

A. EXACT NAME OF TRUST:
                             JPF SEPARATE ACCOUNT C
B. NAME OF DEPOSITOR:
                   JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
C. COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:
                       ONE GRANITE PLACE CONCORD, NH 03301
D. NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE:
                         RONALD R. ANGARELLA, PRESIDENT
                     JEFFERSON PILOT SECURITIES CORPORATION
                                ONE GRANITE PLACE
                                CONCORD, NH 03301

                                   COPIES TO:

                              CHARLENE GRANT, ESQ.
                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                               ONE GRANITE PLACE
                               CONCORD, NH 03301

                              JOAN E. BOROS, ESQ.
                        JORDEN, BURT, BOROS, CIOCHETTI,
                             BERENSON & JOHNSON LLP
                       1025 THOMAS JEFFERSON STREET, N.W.
                                 SUITE 400 EAST
                          WASHINGTON, D.C. 20007-0805

                               ------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

     [X] ON MAY 1, 2000 PURSUANT TO PARAGRAPH (B)

     [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(I)
     [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
         PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

E. TITLE AND AMOUNT OF SECURITIES BEING REGISTERED:
     UNITS OF INTEREST IN THE SEPARATE ACCOUNT UNDER INDIVIDUAL SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES.

F. PROPOSED MAXIMUM OFFERING PRICE TO THE PUBLIC OF THE SECURITIES BEING
   REGISTERED:

   REGISTRANT OF INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

G. AMOUNT OF FILING FEE:

   AN INDEFINITE AMOUNT OF THE REGISTRANT'S SECURITIES HAS BEEN REGISTERED PURSUANT TO A DECLARATION, UNDER RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, SET OUT IN THE FORM S-6 REGISTRATION STATEMENT. REGISTRANT FILED A RULE 24F-2 NOTICE FOR THE FISCAL YEAR ENDING DECEMBER 31, 1998 ON FEBRUARY 23, 2000.

H. APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

   As soon as practicable after the effective date.

   Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Investment Company Act of 1940, with respect to the policy described in the Prospectus.

================================================================================

                            Prospectus: May 1, 2000

                       The JP Financial Heritage Series

                            JPF Separate Account C
                          Individual and Survivorship
               Flexible Premium Variable Life Insurance Policies

                                   Issued by

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        One Granite Place, Concord, New Hampshire 03301 (603) 226-5000
--------------------------------------------------------------------------------


This Prospectus describes two forms of a flexible premium variable life insurance policy issued by Jefferson Pilot Financial Insurance Company ("we" or "JP Financial" or "the Company"): an individual flexible premium variable life insurance policy form ("JPF Heritage I") and a survivorship flexible premium variable life insurance policy form ("JPF Heritage II") (collectively the "Policy" or "Policies"). The Policies provide life insurance and pay a benefit, as described in this Prospectus, upon surrender or death with JPF Heritage I and upon surrender or Second Death with JPF Heritage II. The Policies allow flexible premium payments, Policy Loans, Withdrawals, and a choice of two Death Benefit Options. You may invest your account values on either a fixed or variable or combination of fixed and variable basis. You may allocate your Net Premiums to JPF Separate Account C (the "Separate Account"), and/or the General Account, or both Accounts. The Divisions of Separate Account C support the benefits provided by the variable portion of the Policies. The Accumulation Value allocated to each Division is not guaranteed and will vary with the investment performance of the associated Fund. Net Premiums allocated to the General Account will accumulate at rates of interest we determine; such rates will not be less than 4% per year. Your Policy may lapse if the Cash Value is insufficient to pay a Monthly Deduction. We will send premium reminder notices for Planned Periodic Premiums and for premiums required to continue the Policy in force. If the Policy lapses, you may reinstate it.

The Policies have a free look period during which you may return the Policies. We will refund your Premium (See "Right of Policy Examination").


This Prospectus also describes the Divisions used to fund the Policies through the Separate Account. Each Division invests exclusively in one of the following
Portfolios:

J.P. Morgan Treasury Money Market Portfolio
J.P. Morgan Bond Portfolio

J.P. Morgan U.S. Disciplined Equity Portfolio

J.P. Morgan Small Company Portfolio
J.P. Morgan International Opportunities Portfolio

Not all Divisions may be available under all Policies or in all jurisdictions. You may obtain the current Prospectus and Statement of Additional Information ("SAI") for any of the Portfolios by calling (800) 258-3648 x7719.

Replacing existing insurance or supplementing an existing flexible premium variable life insurance policy with the Policies may not be to your advantage.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE FUNDS. BOTH THIS PROSPECTUS AND THE UNDERLYING FUND PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Policies and shares of the funds are not deposits or obligations of or guaranteed by any bank. They are not federally insured by the FDIC or any other government agency. Investing in the contracts involves certain investment risks, including possible loss of principal invested.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT JPF SEPARATE ACCOUNT C REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

table of contents
--------------------------------------------------------------------


                                                   Page
                                              -------------
DEFINITIONS ...............................          4
POLICY SUMMARY ............................          5
THE SEPARATE ACCOUNT ......................          6
CHARGES & FEES ............................          7
 Charges & Fees Assessed Against
  Premiums ................................          7
 Charges & Fees Assessed Against
  Accumulation Value ......................          7
 Charges & Fees Assessed Against the
  Separate Account ........................          8
 Charges & Fees Assessed Against the
  Underlying Funds ........................          8
 Charges Deducted Upon Surrender ..........          8
 Other Charges ............................          9
ALLOCATION OF PREMIUMS ....................          9
 The Portfolios ...........................          9
 Investment Adviser for the Fund ..........          9
 Mixed and Shared Funding; Conflicts
  of Interest .............................          9
 Fund Additions, Deletions or
  Substitutions ...........................          9
 General Account ..........................         10
POLICY CHOICES ............................         11
 General ..................................         11
 Premium Payments .........................         11
 Guaranteed Death Benefit Premium .........         11
 Modified Endowment .......................         12
 Compliance with the Internal
  Revenue Code ............................         12
 Death Benefit Options ....................         12
 Maturity of the Policy ...................         14
 Transfers and Allocations to Funding
  Options .................................         14
 Telephone Transfers, Loans and
  Reallocations ...........................         15
 Automated Transfers (Dollar Cost
  Averaging and Portfolio
  Rebalancing) ............................         16
 Combined Requests ........................         16
POLICY VALUES .............................         17
 Accumulation Value .......................         17
 Unit Values ..............................         17
 Net Investment Factor ....................         17
 Surrender Value ..........................         18
POLICY RIGHTS .............................         18
 Surrenders ...............................         18
 Withdrawals ..............................         18
 Policy Lapse and Grace Period ............         19

                                                   Page
                                              -------------
 Reinstatement of a Lapsed Policy .........         19
 Right to Defer Payment ...................         19
 Policy Loans .............................         19
 Policy Changes ...........................         21
 Increase or Decrease in Specified
  Amount ..................................         21
 Change in Death Benefit Option ...........         21
 Right of Policy Examination ..............         22
 Supplemental Benefits ....................         22
DEATH BENEFIT .............................         22
POLICY SETTLEMENT .........................         23
 Settlement Options .......................         23
 Calculation of Settlement Option
  Values ..................................         23
THE COMPANY ...............................         23
DIRECTORS AND OFFICERS ....................         25
ADDITIONAL INFORMATION ....................         26
 Reports to Policyowners ..................         26
 Right to Instruct Voting of Fund
  Shares ..................................         26
 Disregard of Voting Instructions .........         27
 State Regulation .........................         27
 Legal Matters . ..........................         27
 The Registration Statementr ..............         27
 Financial Statements .....................         27
 Employee Benefit Plans ...................         27
 Distribution of the Policy ...............         28
 Independent Auditors .....................         28
 Group or Sponsored Arrangements ..........         28
TAX MATTERS ...............................         29
 General ..................................         29
 Federal Tax Status of the Company ........         29
 Life Insurance Qualification .............         29
 Charges for JP Financial Income
  Taxes ...................................         32
MISCELLANEOUS POLICY PROVISIONS                     32
 The Policy ...............................         32
 Payment of Benefits ......................         32
 Changes in Owner and Beneficiary;
  Assignment ..............................         32
 Illustration of Benefits and Values ......         33
 Protection of Proceeds ...................         33
 Nonparticipation .........................         33
 Additions, Deletion or Substitution of
  Investments .............................         33
 Premium Deposit Fund .....................         33
 Suicide and Incontestability .............         33

                                       Page
                                       -----
 Misstatements ....................     33
 Determination of Charges .........     33
ILLUSTRATIONS OF ACCUMULATION
 VALUES, CASH VALUES AND DEATH
 BENEFITS .........................    A-1

                                      Page
                                      -----
FINANCIAL STATEMENTS OF THE
 COMPANY ..........................    F-1
FINANCIAL STATEMENTS OF THE
 SEPARATE ACCOUNT .................    F-19

 This prospectus does not constitute an offering in any state in which such offering may not lawfully be made. JP Financial does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus, the prospectuses of the funds or the Statements of Additional Information of the funds.

definitions
--------------------------------------------------------------------

Accumulation Value--The total amount that a Policy provides for investment at any time plus the amount held as collateral for Policy Debt.

Age--The Insured's(s') age(s) at his or her nearest birthday.


Allocation Date--The date when we place the initial Net Premium in the Divisions and the General Account as you instructed in the application. The Allocation Date is the later of: 1) 25 days from the date we mail the Policy to the agent for delivery to you; or 2) the date we receive all administrative items needed to activate the Policy.


Attained Age(s)--The age(s) of the Insured(s) at the last Policy anniversary.


Beneficiary--The person you designate in the application to receive the Death Benefit proceeds. If changed, the Beneficiary is as shown in the latest change filed with the Company. If no Beneficiary survives the Insured, you or your estate will be the Beneficiary. The Beneficiary's interest may be subject to that of any assignee.

Cash Value--The Accumulation Value less any Surrender Charge. This amount less any Policy Debt is payable to you on the earlier of surrender of the Policy or the Maturity Date.


Code--The Internal Revenue Code of 1986, as amended.

Company--Jefferson Pilot Financial Insurance Company.


Cost of Insurance--A charge related to our expected mortality cost for your basic insurance coverage under the Policy, not including any supplemental benefit provision that you may elect through a Policy rider.

Date of Receipt--Any Company business day prior to 4:00 P.M. Eastern time, on which a notice or premium payment is received at our home office.


Death Benefit--The amount which is payable upon the death of the Insured under JP Financial Heritage I and the death of the last surviving Insured under JP Financial Heritage II, adjusted as provided in the Policy.

Death Benefit Options--Either of the two methods of determining the Death
Benefit.

Division--A separate division of Separate Account C which invests only in the shares of a specified Portfolio of a Fund.

Fund--An open-end management investment company (mutual fund) whose shares are purchased by the Separate Account to fund the benefits provided by the Policy.

General Account--A non-variable funding option available in the Policy that guarantees a minimum interest rate of 4% per year.


Grace Period--The 61-day period beginning on the Monthly Anniversary Day on which the Policy's Cash Value less any Policy Debt is insufficient to cover the current monthly deduction, unless the cumulative minimum premium requirement has been met. The Policy will lapse without value at the end of the 61-day period unless we receive a sufficient payment.

Home Office--Our principal executive offices at One Granite Place, Concord, New Hampshire 03301.


Insured(s)--The person(s) upon whose life the Policy is issued.

Issue Age(s)--The Insured's(s') age(s) at his or her nearest birthday on the Policy Date.

Issue Date--The effective date on which coverage begins under the Policy.

Joint Equal Age--A calculation pursuant to a formula which converts the specific age, gender and underwriting classifications of the two Insureds into one age. On JP Financial Heritage II, the Joint Equal Age is used in determining issue age limitations, minimum premiums and guaranteed death benefit premiums.

Loan Value--Generally, 90% of a Policy's Cash Value on the date of a loan.

Maturity Date--Unless otherwise specified, the Maturity Date will be the Policy anniversary nearest to the Insured's 100th birthday for JP Financial Heritage I and the younger Insured's 100th birthday for JP Financial Heritage II.

Monthly Anniversary Date--The same day in each month as the Policy Date.

Net Premium--The gross premium less a 2.5% State Premium Tax Charge, a 1.25% Federal DAC

Tax Charge and a 3% Sales Charge, plus interest earned prior to the Allocation Date.


Policy Date--The date set forth in the Policy and from which policy years, policy months and policy anniversaries will be determined. If the Policy Date should fall on the 29th, 30th, or 31st of a month, the Policy Date will be the 28th of such month. You may request the Policy Date. If you do not request a date, it is the date the Policy is issued.


Policy Debt--The sum of all unpaid policy loans and accrued interest thereon.

Policyowner--The person or entity so designated in the application or as subsequently changed who may exercise all rights under the Policy.

Portfolio--A separate investment series of one of the Funds.

Proof of Death--One or more of the following: (a) a copy of a certified death certificate; (b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the Insured; or (d) any other proof satisfactory to JP Financial.

Second Death--Death of the Surviving Insured.

SEC--The United States Securities and Exchange Commission.


Separate Account C--JPF Separate Account C, a separate investment account we established for the purpose of funding the Policy.

Specified Amount--The amount you chose, which is the minimum death benefit payable under the Policy.


State--"State" means any State of the United States, the District of Columbia, Puerto Rico, Guam, the Virgin Islands or any other possession of the United States.


Surrender Charge--An amount we retain upon surrender or withdrawal of the Policy.


Surrender Value--Cash value less any Policy Debt.

Surviving Insured--The Insured living after one of the Insureds dies.

Valuation Date--The date and time at which the Accumulation Value of a variable investment option is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the Company and the New York Stock Exchange are open. In addition to being closed on all federal holidays, the Company will also be closed on Good Friday, the Friday following Thanksgiving and the day before or following Christmas.


Valuation Period--The period between two successive Valuation Dates, beginning at the close of regular trading on the New York Stock Exchange on each Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.

policy summary
--------------------------------------------------------------------------------

This Prospectus describes two forms of a flexible premium variable life insurance policy issued by Jefferson Pilot Financial Insurance Company ("JP Financial"). JP Financial Heritage I provides life insurance and pays a Death Benefit (subject to adjustment under the Policy's Age and/or Sex, Suicide and Incontestability, and Grace Period provisions) upon the Insured's death. JP Financial Heritage II provides life insurance on the lives of two Insureds, with the benefit payable upon surrender or Second Death. The Policy allows flexible premium payments, Policy Loans, Withdrawals and a choice of two Death Benefit Options. Account values may be either fixed or variable or a combination of fixed and variable.

Charges and fees will be assessed against premium payments, Accumulation Value, the Separate Account, the underlying Funds and upon surrender, increase or decrease in Specified Amount.


You must purchase your variable life insurance policy from a registered representative. The Policy, the initial application on the Insureds, any subsequent application and any riders constitute the entire contract.

At the time of application, you must choose one of two Death Benefit Options, one of two Death Benefit qualification tests, decide on the amount of premium and determine how to allocate Net Premiums. You may elect to supplement the benefits afforded by the Policy through the addition of riders we make available.


The proceeds payable upon death depend on the Death Benefit Option chosen. Under Option 1 the Death Benefit equals the current Specified Amount. Under Option 2, the Death Benefit equals the current Specified Amount plus the Accumulation Value on the date of death. The Death Benefit proceeds will be reduced by repayment of any outstanding Policy Debt.


Although the Policy is designed to allow flexible premiums, you must pay sufficient premiums to continue the Policy in force. You must pay an initial premium, based on Issue Age(s), underwriting class and Specified Amount, at issue. No premium payment may be less than $500. You may establish a schedule of premium payments ("Planned Periodic Premiums"). Premium reminder notices will be sent for Planned Periodic Premiums and for premiums required to continue the Policy in force. Should your Policy lapse, you may reinstate it.

You may allocate your Net Premiums to the Separate Account, the General Account or both Accounts. Net Premiums allocated to the Separate Account must be allocated to one or more of the Divisions of the Separate Account and allocations must be in whole percentages. The variable portion of the Policy is supported by the Divisions you choose and will vary with the investment performance of the associated Portfolios. Net Premiums allocated to the General Account will accumulate at rates of interest we determine. The effective rate of interest will not be less than 4% per year.


State variations to the information in this Prospectus will be covered by Policy endorsements.

the separate account
--------------------------------------------------------------------------------

The Separate Account underlying the Policy is JPF Separate Account C. Amounts allocated to the Separate Account are invested in the Portfolios. Each Portfolio is a series of an open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Policy. The Portfolios, including their investment objectives and their investment advisers, are described in this Prospectus. Complete descriptions of the Portfolios' investment objectives and restrictions and other material information relating to the Portfolios are contained in the Portfolios' prospectuses, which are delivered with this Prospectus.


Separate Account C was established under New Hampshire law on August 4, 1993. Under New Hampshire Insurance Law, the income, gains or losses of the Separate Account are credited without regard to our other income, gains or losses. These assets are held for our variable life insurance policies. Any and all distributions made by the Portfolios with respect to shares held by the Separate Account will be reinvested in additional shares at net asset value. The assets maintained in the Separate Account will not be charged with any liabilities arising out of any other business we conduct. We are, however, responsible for meeting the obligations of the Policy to you.


No stock certificates are issued to the Separate Account for shares of the Portfolios held in the Separate Account. Ownership of Portfolio shares is documented on the books and records of the Portfolios and of the Company for the Separate Account.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and meets the definition of separate account under the federal securities laws. Such registration does not involve any approval or disapproval by the Commission of the Separate Account or the Company's management or investment practices or policies. We do not guarantee the Separate Account's investment performance.

Divisions. The Policies presently offer four Divisions but may add or delete Divisions. Each Division will invest exclusively in shares of a single Portfolio.

charges & fees
--------------------------------------------------------------------------------

> CHARGES & FEES ASSESSED AGAINST PREMIUMS

Premium Charges


Before we allocate a premium to any of the Divisions of the Separate Account and the General Account, we will deduct a state premium tax charge of 2.5% (which represents an average of actual premium taxes imposed) unless otherwise required by state law (2.35% in California). We may impose the premium tax charge in states which do not themselves impose a premium tax. The state premium tax charge reimburses us for taxes we pay to states and municipalities in which the Policy is sold. The amount of tax assessed by a state or municipality may be more or less than the charge. We will also deduct a federal income tax charge of 1.25% ("Federal DAC Tax Charge") which reimburses us for our increased federal tax liability under federal tax laws. We have determined that these state and federal tax charges are reasonable in relation to our tax liability, but subject to state law, we reserve the right to increase these tax charges due to changes in the state or federal laws that increase our tax liability.


We will also deduct a sales charge of 3% from each premium payment for the cost of selling the Policy. This cost includes, among other things, agents' commissions, commission overrides, advertising and printing of prospectuses and sales literature.

> CHARGES & FEES ASSESSED AGAINST ACCUMULATION VALUE

Charges and fees assessed against the Policy's Accumulation Value are deducted pro rata from each of the Divisions and the General Account.

Monthly Deduction


On each Monthly Anniversary Date and on the Policy Date, we will deduct from the Policy's Accumulation Value an amount to cover certain expenses associated with start-up and maintenance of the Policy and any optional benefits added by rider. The monthly deduction equals the cost of insurance for the Policy and the cost of any optional benefits added by rider.

Cost of Insurance. We calculate the Cost of Insurance charge monthly and we determine it separately for the initial Specified Amount and each increase in the Specified Amount thereafter. The Cost of Insurance rate is based on the sex, Issue Age(s), policy year, smoking status and rating class of the Insured(s), Specified Amount, Death Benefit option and applicable corridor percentage.


The cost of insurance equals (i) multiplied by the result of (ii) minus (iii) where:

(i)   is the current Cost of Insurance Rate as described in the Policy;

(ii) is the Death Benefit at the beginning of the Policy month divided by 1.00327374; and

(iii) is the Accumulation Value at the beginning of the policy month.

If the corridor percentage is applicable, the Death Benefit will reflect the corridor percentage. The cost of insurance charge is not affected by the death of the first Insured to die under JP Financial Heritage II.

We determine the monthly cost of insurance rate based on expectations as to future mortality experience, and will never exceed the Monthly Guaranteed Cost of Insurance Rates set forth in the Policy. Those rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables Male and Female (1980 Tables).


We will calculate a guaranteed Monthly Deduction Adjustment at the beginning of each policy year. We will allocate the Monthly Deduction Adjustment between the Divisions and the General Account in the same proportion as premium payments. The Adjustment is calculated as (i) multiplied by the result of (ii) minus
(iii) minus (iv), but not less than zero, where:

(i)  is a factor that varies by Specified Amount as follows:

     Under $5,000,000               .0001250
     $5,000,000 to $9,999,999       .0002500
     $10,000,000 to $14,999,999     .0003750
     $15,000,000 and above          .0004583

(ii) is an amount no greater than the Accumulation Value at the beginning of the policy year and guaranteed to be at least the Accumulation Value at the beginning of the policy year less any unloaned funds in the General Account;

(iii) is the Guideline Single Premium at issue under Section 7702 of the Code, increased on a pro rata basis for any increase in Specified Amount; and

(iv) is the outstanding Type A loan balance at the beginning of the policy year See "POLICY RIGHTS--Policy Loans" for a description of Type A loans.


We use the Monthly Deduction Adjustment to annually evaluate our mortality risk exposure on individual Policies based on several factors, including the proceeds from all mortality charges, including the cost of insurance charge and the mortality risk portion of the Risk Charge. We set the insurance charges to cover total anticipated mortality experience. As the amount at risk under a Policy decreases, resulting in an increase in Accumulation Value, our exposure on that Policy is reduced. our risk also decreases as the Specified Amount increases. Because the Monthly Deduction Adjustment formula factors in Accumulation Value and Specified Amount, the Monthly Deduction Adjustment can be translated into a net reduction of the Risk Charge. This amount is applied to the Accumulation Value. The Monthly Deduction Adjustment can be expressed as a reduction in the mortality portion of the Risk Charge as shown in the following table.

                                                           Mortality     Mortality
                                                              Risk         Risk
                              Mortality       Monthly        Charge       Charge       Effective
                                 Risk        Deduction       Below         Above       Mortality
Specified Amount                Charge      Adjustment        GSP           GSP       Risk Charge*
--------------------------   -----------   ------------   -----------   ----------   -------------
$500,000-$4,999,999             .55%           .15%           .55%         .40%          .475%
$5,000,000-$9,999,999           .55%           .30%           .55%         .25%           .40%
$10,000,000-$14,999,999         .55%           .45%           .55%         .10%          .325%
$15,000,000 and Above           .55%           .55%           .55%          .0%          .275%
==========================

* Assumes that Accumulation Value, less any Type A loans, at the beginning of the policy year is twice the Guideline Single Premium ("GSP").


> CHARGES & FEES ASSESSED AGAINST THE SEPARATE ACCOUNT

Risk Charge


We will assess a charge on a daily basis against each Division at an annual rate of .65% of the Division's value to compensate us for mortality and expense risks in connection with the Policy. We bear the risk that the total amount of Death Benefit payable under the Policy will be greater than anticipated and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by charges we assess under the Policy.


Administrative Fees

We will impose an administrative fee of $100 for each transfer among the Division or the General Account after the first 12 transfers in a policy year and except for the transfer of the initial Net Premium payments, plus interest from the General Account on the Allocation Date, loan repayments and transfers pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features.

We will assess an $100 administrative fee for withdrawals.

> CHARGES & FEES ASSESSED AGAINST THE UNDERLYING FUNDS
Following are the management fees, paid by the Fund as a percentage of average net assets, and charged monthly against each Portfolio at the annual rates indicated.


J.P. Morgan Series Trust II
J.P. Morgan Bond Portfolio                            .30%
J.P. Morgan U.S. Disciplined Equity Portfolio         .40%
J.P. Morgan Small Company Portfolio                   .50%
J.P. Morgan International Opportunities Portfolio     .60%


> CHARGES DEDUCTED UPON SURRENDER


If you surrender your Policy in the first five policy years, we will assess a contingent deferred sales charge. The charge will be 5% of first year premiums for surrender in the first policy year, 4% of first year premiums for surrender in the second policy year, 3% of first year premiums for surrender in the third policy year, 2% of first year premiums for surrender in the fourth policy year and 1% of first year premiums for surrender in the fifth policy year. We will not assess a Surrender Charge after the fifth policy year. We will assess a pro rata portion of any Surrender Charge on a withdrawal. We will reduce your Policy's Accumulation Value by the amount of any withdrawal plus any applicable pro rata Surrender Charge.


Other Charges


We reserve the right to charge the assets of each Division to provide for any income taxes or other taxes payable by us on the assets attributable to that Division.


allocation of premiums
--------------------------------------------------------------------------------


You may allocate all or a part of your Net Premiums to the Divisions currently available under your Policy or to the General Account.


> THE PORTFOLIOS

The Separate Account currently invests in shares of the Portfolios listed below. Net Premiums applied to the Separate Account will be invested in the Portfolios in accordance with your selection. We may add or withdraw Portfolios as permitted by applicable law. Shares of the Portfolios are not sold directly to the general public. Each of the Portfolios is available only through the purchase of variable annuities or variable life insurance policies. (See Mixed and Shared Funding)

The investment results of the Portfolios, whose investment objectives are described below, are likely to differ significantly. There is no assurance that any of the Portfolios will achieve their respective investment objectives. Investment income of the Portfolios involves special risks, which are described in their respective prospectuses. You should read the prospectuses for the Portfolios and consider carefully, and on a continuing basis, which portfolio or combination of Portfolios is best suited to your long-term investment objectives. Except where otherwise noted, all of the Portfolios are diversified, as defined in the Investment Company Act of 1940.


[diamond] J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

[diamond] J.P. Morgan U.S. Disciplined Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities.

[diamond] J.P. Morgan Small Company Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

[diamond] J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

> INVESTMENT ADVISER FOR THE FUND

The investment manager to the Trust is J.P. Morgan Investment Management, Inc. ("JPMIM"), which is an affiliate of Morgan Guaranty Trust Company of New York ("Morgan Guaranty").

> MIXED AND SHARED FUNDING; CONFLICTS OF INTEREST

Shares of the Fund are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policyowners or contractholders may differ. Although neither the Company nor the Fund currently foresees any such disadvantages either to variable life insurance or to variable annuity Policyowners, the Fund's Board of Trustees/ Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possible arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

> FUND ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right, subject to compliance with appropriate state and federal laws, to add, delete or substitute shares of another Portfolio or Fund for

Portfolio shares already purchased or to be purchased in the future for the Division in connection with the Policy. We may substitute shares of one Portfolio for shares of another Portfolio if, among other things, (a) it is determined that a Portfolio no longer suits the purpose of the Policy due to a change in its investment objectives or restrictions; (b) the shares of a Portfolio are no longer available for investment; or (c) in our view it has become inappropriate to continue investing in the shares of the Portfolio. We may make substitutions with respect to both existing investments and the investment of any future premium payments. However, we will not make any substitution of securities without prior notice to Policyowners, and without prior approval of the SEC or such other regulatory authorities as may be necessary, all to the extent required and permitted by the Investment Company Act of 1940 or other applicable law.


We also reserve the right to make the following changes in the operation of the Separate Account and the Divisions:

(a) to operate the Separate Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Division to another or from any Division to our general account;

(d) to add, combine, or remove Divisions in the Separate Account;

(e) to assess a charge for taxes attributable to the operation of the Separate Account or for other taxes, described in "Charges and Fees--Other Charges" on page above; and


(f) to change the way we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.


Portfolio shares are subject to certain investment restrictions which may not be changed without the approval of the majority of the Portfolios' shareholders. See accompanying Prospectus for the Portfolios.

> GENERAL ACCOUNT

Interests in the General Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended, and the General Account has not been registered as an investment company under the 1940 Act. However, disclosure in this Prospectus regarding the General Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Prospectus relating to the Fixed Account has not been reviewed by the SEC.

The General Account is a fixed funding option available under the Policy. We guarantee a minimum interest rate of 4% on amounts in the General Account and we assume the risk of investment gain or loss. The investment gain or loss of the Separate Account or any of the Portfolios does not affect the General Account value.

If you do not accept the Policy issued as applied for or your exercise the "free look", we will credit no interest and we will retain any interest earned on the initial Net Premium.

The General Account is secured by our general assets. Our general assets include all Company assets other than those held in separate accounts sponsored by us or our affiliates. We will invest the assets of the General Account in those investments we choose, as allowed by applicable law. We will allocate investment income of such General Account assets between us and those policies participating in the General Account.

We guarantee that, at any time before the Maturity Date, the General Account value of your Policy will not be less than the amount of Net Premiums allocated to the General Account, plus any monthly deduction adjustment, plus interest at an annual rate of not less than 4%, less the amount of any Withdrawals, Policy Loans or Monthly Deductions.

policy choices
--------------------------------------------------------------------------------

> GENERAL


Each form of the Policy is designed to provide the Insureds with lifetime insurance protection and to provide the Policyowner with flexibility in amount and frequency of premium payments and level of life insurance proceeds payable under the Policy. JPF Heritage I is an individual flexible premium variable life insurance policy which provides life insurance coverage on one Insured, with the Death Benefit payable upon the death of the Insured. JPF Heritage II is a flexible premium survivorship variable life insurance policy which provides life insurance coverage on two Insureds, with a Death Benefit payable only on Second Death. You are not required to pay scheduled premiums to keep the Policy in force and you may, subject to certain limitations, vary the frequency and amount of premium payments. Subject to certain limitations, you may also adjust the level of life insurance payable under the Policy without having to purchase a new Policy by increasing or decreasing the Specified Amount. Death Benefits are payable under two options.

To purchase a Policy, you must complete an application and submit it to us through the agent selling the Policy. You must furnish satisfactory evidence of insurability. An Insured under JPF Heritage I must generally be between ages 0 and 80 and the Insureds under JPF Heritage II must generally be between 20 and 85 with only one Insured over the age of 80. The Joint Equal Age of the Insureds under JPF Heritage II cannot be over age 80. For ages 15 and over, each Insured's smoking status is reflected in the cost of insurance rates. Policies issued in certain States will not directly reflect the Insured's sex in either the premium rates or the charges or values under the Policy. We may reject an application for any good reason or contest a Policy during the contestable period.

The minimum Specified Amount at issue is $500,000 for JPF Heritage I and $2,000,000 for JPF Heritage II. We reserve the right to revise our rules from time to time to specify different minimum Specified Amounts at issue. We may reinsure all or a portion of the Policy.


> PREMIUM PAYMENTS


Because the Policy is a flexible premium life insurance policy, you may decide when to make premium payments and in what amounts. You must pay your premiums to us at our home office or through one of our authorized agents for forwarding to us. You may wire the initial premium to our bank when we notify you that we have approved your application. You may also wire subsequent premium payments to our bank. The bank wiring the funds may impose a charge for this service. There is no fixed schedule of premium payments on the Policy either as to amount or frequency. You may determine, within certain limits, your own premium payment schedule. These limits include an initial premium payment sufficient to keep the Policy in force for at least three months, and may also include limits on the total amount and frequency of payments in each year. No premium payment may be less than $500. We will return to you any premium payments less than the minimum amount of $500. In order to help you get the insurance benefits you want, we will state a Planned Periodic Premium and Premium Frequency in each Policy. This premium will usually be based upon your insurance needs and financial abilities, the current financial climate, the Specified Amount of the Policy, and the Insureds' ages, sex and risk classes. You are not required to pay such premiums and failure to make any premium payment will not necessarily result in lapse of the Policy, so long as the Policy's Surrender Value is sufficient to pay monthly deductions. Payment of the Planned Periodic Premiums will not guarantee that your Policy will remain in force. See "POLICY RIGHTS-- Grace Period".

> GUARANTEED DEATH BENEFIT PREMIUMS


If you add the Guaranteed Death Benefit Rider to the Policy, the Death Benefit is guaranteed to never be less than the Specified Amount, provided you pay a cumulative minimum premium. This cumulative minimum premium is based on Issue Age(s), sex, smoking status and underwriting class(es) of the Insured(s) as well as the Specified Amount and Death Benefit option. We increase the premium for increases in the Specified Amount. See "POLICY RIGHTS--Policy Changes".

> MODIFIED ENDOWMENT


We will only allow the Policy to become a modified endowment contract under the Internal Revenue Code with your consent. Otherwise, if at any time the premiums you pay under the Policy exceed the limit for avoiding modified endowment contract status, we will refund of the excess premium to you with interest within 60 days after the end of the Policy Year in which the premium was received. If, for any reason, we do not refund the excess premium within the 60-day period, the excess premium will be held in a separate deposit fund and credited with interest until refunded to you. The interest rate used on any refund, or credited to the separate deposit fund created by this provision, will be the excess premium's pro rata rate of return on the contract until the date we notify you that the excess premium and the earnings on such excess premium have been removed from the Policy. After the date of such notice, the interest rate paid on the separate deposit fund will be such rate as we may declare from time to time on advance premium deposit funds. We may also notify you of other options available to you to keep your Policy in compliance.


> COMPLIANCE WITH THE INTERNAL REVENUE CODE


The Policy is intended to qualify as life insurance under the Internal Revenue Code. The Policy's Death Benefit is intended to qualify for the federal income tax exclusion. If at any time the premium paid under the Policy exceeds the amount allowable for such qualification, we will refund the premium to you with interest within 60 days after the end of the Policy Year in which we received the premium. If, for any reason, we do not refund the excess premium within the 60-day period, the excess premium will be held in a separate deposit fund and credited with interest until refunded to you. The interest rate used on any refund, or credited to the separate deposit fund created by this provision, will be the excess premium's pro rata rate of return on the contract until the date we notify you that the excess premium and the earnings on such excess premium have been removed from the Policy. After the date of such notice, the interest rate paid on the separate deposit fund will be such rate as we may declare from time to time on advance premium deposit funds.We may notify you of other options available to you to keep your Policy in compliance. We also reserve the right to refuse to make any change in the Specified Amount or the Death Benefit Option or any other change if such change would cause the Policy to fail to qualify as life insurance under the Code.

Under limited circumstances, we may backdate a Policy, upon request, by assigning an Issue Date earlier than the date the application is signed but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular Policy Specified Amount for a lower Cost of Insurance rate based on a younger insurance age. For a backdated Policy, you must pay the premium for the period between the Issue Date and the date the application is received at the Home Office. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account.

We will allocate premium payments, net of the premium tax charge, the Federal DAC tax charge and the sales charge, plus interest earned prior to the Allocation Date, among the General Account and the Divisions of the Separate Account in accordance with your directions to us. The minimum percentage of any net premium payment you may allocate to any Division or the General Account is 1% and allocations must be whole numbers only. Your initial premiums (including any interest) will be allocated, as you instructed, on the Allocation Date. Your subsequent premiums will be allocated as of the date they are received in our Home Office. Prior to the Allocation Date, the initial net premium, and any other premiums received, will be allocated to the General Account. (See "Right of Policy Examination")

You may change your premium allocation instructions a any time. Your request may be written or by telephone, so long as the proper telephone authorization is on file with us. Allocations must be changed in whole percentages. The change will be effective as of the date of the next premium payment after you notify us. We will send you confirmation of the change. (See "Transfers and Allocations to Funding Options")


> DEATH BENEFIT OPTIONS


At the time of purchase, you must makes two choices. First you must choose between the two available Death Benefit Options. The amount payable upon the death of the Insured for JPF

Heritage I and upon the Second Death for JPF Heritage II depends upon which Death Benefit Option you choose. Second, you must choose the Death Benefit qualification test, which is the method for qualifying the Policy as life insurance for federal tax purposes. If you do not choose a Death Benefit qualification test or Death Benefit Option, we will assume that you selected the guideline premium test under Death Benefit Option I.

The amount of Death Benefit proceeds payable under your Policy will depend upon the Option you selected, as follows:


Option I: For Policies issued pursuant to the cash value accumulation test, the Death Benefit equals the greater of the current Specified Amount or the Policy's Accumulation Value at the date of death multiplied by the corridor percentage, as described below.

Option II: The Death Benefit equals the current Specified Amount plus the Accumulation Value of the Policy on the date of death. For Policies issued pursuant to the cash value accumulation test, the Death Benefit will not be less than the Accumulation Value on the date of death multiplied by the corridor percentage, as described below.

Option I emphasizes the impact of investment experience on Accumulation Value rather than insurance coverage because the Specified Amount and the Death Benefit generally remain stable. Under Option I, as Accumulation Value increases and Death Benefit does not increase, the amount at risk decreases. Thus, the cost of insurance charges are imposed on a decreasing amount. Option II emphasizes insurance coverage because favorable investment experience adds to the Accumulation Value that provides an addition to the total Death Benefit. Under Option II, favorable investment experience does not reduce the amount at risk upon which cost of insurance charges are based.

The corridor percentage is used to determine a minimum ratio of Death Benefit to Accumulation Value. This is required to qualify the Policy as life insurance under the federal tax laws. You may select either the minimum corridor percentage under the Code or an alternative corridor percentage that produces a higher corridor percentage beginning in policy year 25 and grades back to the minimum corridor percentage at the Maturity Date. Selection of the alternative corridor percentage will result in a higher ratio of Death Benefit to Accumulation Value beginning in policy year 25 than will selection of the minimum corridor percentage. The higher ratio will gradually reduce until it is equal to the ratio produced by use of the minimum corridor percentage by the Maturity Date. Although use of the alternative corridor percentage will result in a higher Death Benefit than the minimum corridor percentage beginning in policy year 25, this higher Death Benefit results in higher cost of insurance charges which will reduce the Accumulation Value and future Death Benefits.


You must also choose one of two available Death Benefit qualification tests: the cash value accumulation test or the guideline premium test. Once you have made your choice, you may not change the Death Benefit qualification test.

The cash value accumulation test requires that the Death Benefit must be sufficient so that the cash surrender value, as defined in the Code, never exceeds the net single premium required to fund the future benefits under the Policy. If the Accumulation Value is ever greater than the net single premium at the Insured's age and sex for the proposed Death Benefit, the Death Benefit will be automatically increased by multiplying the Accumulation Value by the corridor percentage computed in compliance with the Code. The corridor percentages under the Policy vary according to the Age(s), sex and underwriting classification(s) of the Insured(s) and the resulting Death Benefit determined by using the corridor percentage will be at least equal to the amount required for the Policy to be deemed life insurance under the Code. The corridor percentage is calculated using a 4% interest rate or, if higher, the contractually guaranteed interest rate and using mortality charges specified in the prevailing Commissioner's standard table as of the time we issue the Policy.

The guideline premium test limits the amount of premiums you can pay under your Policy given your age and sex. The test also applies a prescribed corridor percentage to determine a minimum ratio of Death Benefit to Accumulation Value. Following is a complete list of the corridor percentages applied in the guideline premium test.

Corridor Percentages (Attained as of the Younger Insured at the Beginning of the Contract Year)

  Age      %       Age      %       Age     %         Age         %
------   ------   -----  ------    -----  ------   ----------   -----
0-40     250%      50     185%      60     130%       70         115%
  41     243       51     178       61     128        71         113
  42     236       52     171       62     126        72         111
  43     229       53     164       63     124        73         109
  44     222       54     157       64     122        74         107
  45     215       55     150       65     120      75-90        105
  46     209       56     146       66     119        91         104
  47     203       57     142       67     118        92         103
  48     197       58     138       68     117        93         102
  49     191       59     134       69     116        94         101
                                                      95+        100


There are two main differences between the guideline premium test and the cash value accumulation test. First, the guideline premium test limits the amount of premium that can be paid into a Policy. No such limits apply under the cash value accumulation test, although we may require evidence of insurability for any premium that would increase the net amount at risk. Second, the factors that determine the minimum Death Benefit relative to the Policy's Accumulation Value are different. Required increases in the minimum Death Benefit due to growth in Accumulation Value will generally be greater under the cash value accumulation test than under the guideline premium test. If you wish to pay premiums in excess of the guideline premium test limitations, you should elect the cash value accumulation test. If you do not wish to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test. You should consult a qualified tax adviser for help in making a Death Benefit election.


The following examples demonstrate the determination of Death Benefit under Options I and II for both tests. The examples show a JPF Heritage I policy and a JPF Heritage II policy with the same Specified Amounts and Accumulation Values. The JPF Heritage I example assumes a Policy was issued to a male, non-smoker Insured, Age 45 at the time of calculation of the Death Benefit and that there is no outstanding Policy Debt. The JPF Heritage II example considers a Policy issued to one male and one female, both non-smokers, and both Age 45. The Policy is in its tenth policy year without any outstanding Policy Debt and with both Insureds having attained age 55.

JP Financial Heritage I


                              Cash Value       Guideline
                             Accumulation       Premium
                                 Test             Test
                            --------------   -------------
Specified Amount             1,000,000        1,000,000
Accumulation Value             500,000          500,000
Corridor Percentage                314%             215%
Death Benefit Option I       1,570,000        1,075,000
Death Benefit Option II      1,570,000        1,500,000


JP Financial Heritage II


                              Cash Value       Guideline
                             Accumulation       Premium
                                 Test             Test
                            --------------   -------------
Specified Amount             2,000,000        2,000,000
Accumulation Value           1,000,000        1,000,000
Corridor Percentage                306%             150%
Death Benefit Option I       3,060,000        2,000,000
Death Benefit Option II      3,060,000        3,000,000


Under both Option I and Option II, the Death Benefit will be reduced by a Withdrawal (See "Withdrawals"). The Death Benefit payable under either Option will also be reduced by the amount necessary to repay the Policy Debt in full and, if the Policy is within the Grace Period, any payment required to keep the Policy in force.

> MATURITY OF THE POLICY

As long as your Policy remains in force, we will pay the Policy's Surrender Value on the Maturity Date. Benefits may be paid in a lump sum or under an optional payment plan. The Maturity Date is the date shown in the Policy. To change the Maturity Date, you must send a written request and the Policy to us. The Date of Receipt for any request must be before the Maturity Date then in effect. The Maturity Date you request must be (i) on a policy anniversary, (ii) at least one year from the Date of Receipt of the request, (iii) after the tenth policy year and (iv) on or before the policy anniversary nearest to the Insured's 100th birthday for JPF Heritage I and the younger Insured's 100th birthday for JPF Heritage II.


> TRANSFERS AND ALLOCATIONS TO FUNDING OPTIONS

You may transfer all or part of the Accumulation Value to any other Division or to the General Account at any time. Funds may be transferred between the Divisions or from the Divisions to the General Account. You may request transfers in writing or by telephone. Each transfer must be at least $1,000 unless a lesser amount constitutes the entire Accumulation Value in a Division or in the General Account. Accumulation Value transferred from one Division or from the General Account into more than one Division and/or the General Account, into one other Division or the General Account, counts as one transfer.


We currently permit 12 transfers per year without imposing any transfer charge. For transfers in excess of 12 in a Policy year, we will impose a transfer charge of $100 per transfer to cover administrative costs. We will deduct the transfer charge pro rata from the Divisions and/or the General Account into which the amounts are transferred. However, we will not impose a transfer charge on the transfer of the initial Net Premium, plus interest earned, from the General Account to the Divisions on the Allocation Date, or on loan repayments. We will not impose a transfer charge for transfers pursuant to either the Dollar Cost Averaging or Automatic Portfolio Rebalancing features. You may make up to 24 transfers per policy year. We reserve the right to revoke or modify transfer privileges and charges.

You may transfer 100% of the Policy's Accumulation Value to the General Account and elect to have all future premium payments allocated to the General Account. While you are doing this, the minimum period the Policy will be in force will be fixed and guaranteed. The minimum period will depend on the amount of Accumulation Value, the Specified Amount, the sex(s), the Attained Age and rating class of the Insured(s) at the time of the transfer. The minimum period will decrease if you surrender the Policy or make a withdrawal. The minimum period will increase if you decrease the Specified Amount, make additional premium payments, or we credit a higher interest rate than that guaranteed for the General Account or charge a lower cost of insurance rate than that guaranteed in the Contract.

Except for transfers in connection with Dollar Cost Averaging, Automatic Portfolio Rebalancing and loan repayments, we allow transfers out of the General Account to the Divisions only once in every 180 days and limit their amount to the lesser of (a) 25% of the Accumulation Value in the General Account not being held as loan collateral, or (b) $100,000. Any other transfer rules, including minimum transfer amounts, also apply. We reserve the right to modify these restrictions.


We will not impose a transfer charge for a transfer of all Accumulation Value in the Separate Account to the General Account. A transfer from the General Account to the Divisions of the Separate Account will be subject to the transfer charge unless it is one of the first 12 transfers in a policy year and except for the transfer of any New Premium payments received prior to the Allocation Date, plus interest earned, from the General Account and loan repayments, and transfers pursuant to the Dollar Cost Averaging or Automatic Portfolio Rebalancing features.

> TELEPHONE TRANSFERS, LOANS AND REALLOCATIONS

You, your authorized representatives or members of their administrative staffs may request a transfer of Accumulation Value or reallocation of premiums (including allocation changes relating to existing Dollar Cost Averaging and Automatic Portfolio Rebalancing programs) either in writing or by telephone. In order to make telephone transfers, you must complete a written telephone transfer authorization form and return it to us at our Home Office. If you are unable to reach us by telephone, you may send us a written request via our telecopier machine at (603) 226-5155. Transfer requests received via telecopier are considered telephone transfers and are bound by the conditions outlined in the authorization form you signed. All transfers must be in accordance with the terms of the Policy. If the transfer instructions are not in good order, we will not execute the transfer and you will be notified.

We may also permit you to make loans by telephone, provided that your authorization form is on file with us. Only you may request loans by telephone.


We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. Any telephone instructions which we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If we do not use reasonable procedures, as described above, we may be liable for losses due to unauthorized instructions.

We reserve the right to discontinue telephone transfers at any time without notice to you.

> AUTOMATED TRANSFERS (DOLLAR COST AVERAGING AND PORTFOLIO REBALANCING)
Dollar Cost Averaging is a system of investing a uniform sum of money at regular intervals over an extended period of time. Dollar Cost Averaging is based on the economic fact that buying a security with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high.


You may establish automated transfers of a specific dollar amount (the "Periodic Transfer Amount") on a monthly, quarterly or semi-annual basis from the J.P. Morgan Treasury Money Market Division or the General Account to any other Division or to the General Account. You must have a minimum of $6,000 allocated to either the J.P. Money Market Division or the General Account in order to enroll in the Dollar Cost Averaging program. The minimum Periodic Transfer Amount is $500. A minimum of 1% of the Periodic Transfer Amount must be transferred to any specified Division. These amounts are subject to change at our discretion. If a transfer would reduce the Accumulation Value in the J.P. Morgan Money Market Division or the General Account to less than the Periodic Transfer Amount, we reserve the right to include such remaining Accumulation Value in the amount transferred. Dollar Cost Averaging will continue until you notify us that you wish to cancel the feature. We will transfer any amounts deposited into the Repository Account. There is currently no additional charge for the program, although we reserve the right to assess a charge, no greater than cost and with 30 days advance notice to you.

An Automatic Portfolio Rebalancing feature is also available to you. This feature provides a method for reestablishing fixed proportions between various types of investments on a systematic basis. Under this feature, the allocation between Divisions and the General Account will be automatically readjusted to the desired allocation, subject to a minimum of 1% per Division or General Account, on a quarterly, semi-annual or annual basis.


You may not elect Dollar Cost Averaging and Automatic Portfolio Rebalancing at the same time. We will make transfers and adjustments pursuant to these features on the Policy's Monthly Anniversary Date in the month in which the transaction is to take place or the next succeeding business day if the Monthly Anniversary Date falls on a holiday or weekend. We must have an authorization form on file before either feature may begin. Transfers under these features are not subject to the transfer fee and do not count toward the 12 free transfers or the 24 transfer maximum currently allowed per year.


Before participating in the Dollar Cost Averaging or Automatic Portfolio Rebalancing programs, you should consider the risks involved in switching between investments available under the Policy. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses. Automatic Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Accumulation Value allocated to the better performing segments. Therefore, you should carefully consider market conditions and each Fund's investment policies and related risks before electing to participate in the Dollar Cost Averaging or Automatic Portfolio Rebalancing programs.


> COMBINED REQUESTS
You may combine requests for changes in the Specified Amount and the Death Benefit option and requests for withdrawals. The requirements and limitations that apply to each change will apply to the combined transactions, including any required evidence of insurability, Specified Amount and premium limitations, effectiveness on the Monthly Anniversary Date following the Date of Receipt of the request, and the sufficiency of Cash Value to keep the Policy in force for the month following the transaction.


The effect of a combined transaction on the cost of insurance, the amount of the Death Benefit proceeds and the premium limitations will be the net result of such effects for each such transaction considered separately. You should consider the net result of a combined transaction in light of insurance needs, financial circumstances and tax consequences.

policy values
--------------------------------------------------------------------

> ACCUMULATION VALUE


The Accumulation Value of your Policy is determined on a daily basis. Accumulation Value is the sum of the values in the Divisions plus the value in the General Account. We calculate your Policy's Accumulation Value in the Divisions by units and unit values under the Policies. Your Policy's Accumulation Value will reflect the investment experience of the Divisions investing in the Portfolios, any additional net premiums paid, any withdrawals, any policy loans and any charges assessed in connection with the Policy. We do not guarantee Accumulation Values in the Separate Account as to dollar amount.


On the Allocation Date, the Accumulation Value in the Separate Account (the "Separate Account Value") equals the initial premium payment, less the State Premium Tax charge, the Federal DAC Tax Charge and the sales charge, plus interest earned prior to the Allocation Date, and less the monthly deduction for the first policy month. We will establish the initial number of units credited to the Separate Account for your Policy on the Allocation Date. At the end of each Valuation Period thereafter, the Accumulation Value in a Division is


(i) the Accumulation Value in the Division on the preceding Valuation Date multiplied by the net investment factor, as described below, for the current Valuation Period, plus

(ii) any Net Premium we receive during the current Valuation Period which is allocated to the Division, plus

(iii) all Accumulation Value transferred to the Division from another Division or the General Account during the current Valuation Period, minus

(iv) the Accumulation Value transferred from the Division to another Division or the General Account and Accumulation Value transferred to secure a Policy Debt during the current Valuation Period, minus

(v) all withdrawals from the Division during the current Valuation Period.


Whenever a Valuation Period includes the Monthly Anniversary Date, the Separate Account Value at the end of such period is reduced by the portion of the monthly deduction allocated to the Division.

The Policy's total Accumulation Value in the Separate Account equals the sum of the Policy's Accumulation Value in each Division thereof.

> UNIT VALUES

We credit Units to you upon allocation of Net Premiums to a Division. Each Net Premium payment you allocate to a Division will increase the number of units in that Division. We credit both full and fractional units. We determine the number of units and fractional units by dividing the Net Premium Payment by the unit value of the Division to which you have allocated the payment. We determine each Division's unit value on each Valuation Date. The number of units credited will not change because of subsequent changes in unit value. The number is increased by subsequent contributions or transfers allocated to a Division, and decreased by charges and withdrawals from that Division. The dollar value of each Division's units will vary depending upon the investment performance of the corresponding Portfolio of the Trust.


The initial unit value of each Division's units was $10.00. Thereafter, the unit value of a Division on any Valuation Date is calculated by multiplying the Division's unit value on the previous Valuation Date by the net investment factor for the Valuation Period then ended.

The unit value of each Division's units on any day other than a Valuation Date is the unit value as of the next Valuation Date and is used for the purpose of processing transactions.

> NET INVESTMENT FACTOR
The net investment factor measures each Division's investment experience and is used to determine changes in unit value from one Valuation Period to the next. We calculate the net investment factor by dividing (1) by (2) and subtracting
(3) from the result, where:

(1) is the sum of:

  (a) the Net Asset Value of a Fund share held in the Separate Account for that Division determined at the end of the current Valuation Period; plus

  (b) the per share amount of any dividend or capital gain distributions made for shares held in the Separate Account for that Division if the ex- dividend date occurs during the Valuation Period;

(2) is the Net Asset Value of a Fund share held in the Separate Account for that Division determined as of the end of the preceding Valuation Period; and

(3) is the daily charge no greater than .0017808% representing the Mortality & Expense Risk Charge.

This charge is equal, on an annual basis, to .65% of the daily Net Asset Value shares held in the Separate Account for that Division.

Because the Net Investment Factor may be greater than, less than or equal to 1, values in a Division may increase or decrease from Valuation Period to Valuation Period.

The General Account Value reflects amounts allocated to the General Account through payment of premiums or transfers from the Separate Account, plus interest credited to those amounts. Amounts allocated to the General Account, and interest thereon, are guaranteed; however there is no assurance that the Separate Account Value of the Policy will equal or exceed the Net Premiums paid and allocated to the Separate Account.

You will be advised at least annually as to the number of Units which remain credited to the Policy, the current Unit Values, the Separate Account Value, the General Account Value, and the Accumulation Value.

> SURRENDER VALUE


The Surrender Value of the Policy is the amount you can receive in cash by surrendering the Policy. The Surrender Value will equal (a) the Accumulation Value on the date of surrender; less (b) the Surrender Charge; less (c) the Loan Value plus any accrued interest. (See "Charges Deducted Upon Surrender")


policy rights
--------------------------------------------------------------------------------

> SURRENDERS


You may surrender the Policy for its Surrender Value at any time while one or both Insureds is alive by sending us a written request and the Policy. All insurance coverage under the Policy will end on the date of the Surrender. All or part of the Surrender Value may be applied to one or more of the Settlement Options described in the Prospectus or in any manner to which we agree and that we make available.


> WITHDRAWALS

Subject to the following conditions, you may make withdrawals from the Policy at any time after the expiration of the Free Look Period.

[diamond] Your request for a withdrawal must be in writing.

[diamond] The amount you withdraw may not exceed the Surrender Value. [diamond] A $100 charge will be deducted from the amount of the Cash Value you withdraw.

[diamond] We will also deduct a pro rata Surrender Charge.

[diamond] The minimum amount you may withdraw is $5,000.

[diamond] The Policy's Cash Value will be reduced by the amount of the withdrawal.

[diamond] The Policy's Accumulation Value will be reduced by the amount of the withdrawal plus any applicable pro rata Surrender Charge.

[diamond] The life insurance proceeds payable under the Policy will generally be reduced by the amount of the withdrawal plus any applicable pro rata Surrender Charge.

See "Charges Deducted Upon Surrender"


If you have chosen Death Benefit Option I, a withdrawal will reduce the Specified Amount. However, we will not allow a withdrawal if the Specified Amount remaining after the withdrawal would be less than $250,000 for JPF Heritage I and $500,000 for JPF Heritage II. If you previously increased the Specified Amount under your Policy, a withdrawal will first reduce the Specified Amount of the most recent increase, then the most recent increases successively, then the coverage under the original application. If the life insurance proceeds payable under either Death Benefit option, both before and after the withdrawal, is the Accumulation Value multiplied by the corridor percentage, a withdrawal generally will result in a reduction in life insurance proceeds equal to the amount paid upon withdrawal, multiplied by the corridor percentage then in effect.

If you have chosen Death Benefit Option II, a reduction in Accumulation Value as the result of a withdrawal will typically result in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

You may allocate a withdrawal among the Divisions and the General Account. If you do not make such an allocation, we will allocate the withdrawal among the Divisions and the General Account in the same proportion that the Accumulation Value in each Division and the Accumulation Value in the General Account, less any Policy Debt, bears to the total Accumulation Value of the Policy, less any Policy Debt, on the date of the withdrawal.


> POLICY LAPSE AND GRACE PERIOD


If your Policy's Surrender Value is insufficient to satisfy the cost of insurance and any rider charges, your Policy will go into "lapse pending status". We will allow you 61 days of grace for payment of an amount sufficient to continue coverage. The premium required to avoid lapse must be enough to cover the monthly deduction for at least three policy months, after deduction of the state premium tax charge, the federal DAC tax charge and the sales charge.

We will mail written notice to your last known address thirty-one days prior to the end of the grace period. We will also send this notice to the last known address of any assignee of record.

The Policy will stay in force during the grace period. If the Insured (under JPF Heritage I) or the last surviving Insured (under JPF Heritage II) dies during the grace period, we will reduce the Death Benefit by the amount of any monthly deduction due and the amount of any outstanding Policy Debt. If you do not make a payment within 61 days after the Monthly Anniversary Date, the Policy will terminate without value at the end of the grace period.

If the Policy Debt ever exceeds the Cash Value and you do not make an additional payment within sixty-one days, the Policy will lapse.


> REINSTATEMENT OF A LAPSED OR TERMINATED POLICY


If the Policy terminates as provided in its grace period benefit, you may reinstate it. To reinstate the Policy, the following conditions must be met:


[diamond]  The Policy has not been fully surrendered.
[diamond] The terms of the original contract will apply upon reinstatement. [diamond] The Policy Year on reinstatement will be measured from the Policy
           Date.
[diamond]  You must apply for reinstatement within 5 years after the date of termination and before the Maturity Date.
[diamond]  We must receive evidence of insurability of the Insured under JPF
           Heritage I or the Insureds or Surviving Insured under JPF
           Heritage II.
[diamond]  We must receive a premium payment which is sufficient to cover the monthly deduction for three policy months, after deduction of the state premium tax, the federal DAC tax and the sales charge.

[diamond]  If a loan was outstanding at the time of lapse, we will require that you repay or reinstate the loan before we reinstate the Policy. [diamond] Supplemental Benefits will be reinstated only with our consent (See
           "Grace Period" and "Premium Payments").


> RIGHT TO DEFER PAYMENT

Payments of any Separate Account value will be made within 7 days after our receipt of your written request. However, we reserve the right to suspend or postpone the date of any payment or any benefit or values for any Valuation Period (1) when the New York Stock Exchange is closed (except holidays or weekends); (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the funds is not reasonably practicable or it is not reasonably practicable to determine the value of the Funds' net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. For payment from the Separate Account in such instances, we may defer payment of Surrender and Withdrawal Values, any Death Benefit in excess of the current Specified Amount, transfers and any portion of the Loan Value.

Payment of any General Account Value may be deferred for up to six months, except when used to pay amounts due us.


> POLICY LOANS

We will grant loans at any time after the expiration of the Right of Policy Examination using the Policy as security for the loan. The amount of the loan will not be more than the Loan Value. Unless otherwise required by state law, the Loan Value for this Policy is 90% of Cash Value at the end of the Valuation Period during which the loan request is received. The maximum amount you can borrow at any time is the Loan Value reduced by any outstanding Policy Debt. Loans have priority over the claims of any assignee or any other person.

We will usually disburse loan proceeds within 7 days from the Date of Receipt of a loan request, although we reserve the right to postpone payments under certain circumstances. See "Right to Defer Payment". We may, in our sole discretion, allow you to make loans by telephone if you have filed a proper telephone authorization with us. So long as your Policy is in force and an Insured is living, you may repay your loan in whole or in part at any time without penalty.

Accumulation Value equal to the loan amount will be maintained in the General Account to secure the loan. Any unpaid loan interest due will also be transferred. You may allocate a policy loan among the Divisions and the General Account value that is not already allocated to secure a Policy Loan and we will transfer Separate Account Value as you have indicated. If you do not make this allocation, the loan will be allocated among the Divisions and the General Account in the same proportion that the Accumulation Value in each Division and the Accumulation Value in the General Account less Policy Debt bears to the total Accumulation Value of the Policy, less Policy Debt, on the date of the loan. We will make a similar allocation for unpaid loan interest due. A policy loan removes Accumulation Value from the investment experience of the Separate Account which will have a permanent effect on the Accumulation Value and Death Benefit even if the loan is repaid. General Account Value equal to Policy Debt will accrue interest daily at the lesser of an annual rate of 6% or the interest rate currently credited to the General Account.


We will charge interest on any outstanding Policy Debt with the interest compounded annually. There are two types of loans available. A Type A loan is charged the same interest rate as the interest credited to the amount of Accumulation Value held in the General Account to secure loans. The unloaned Type A balance is the Cash Value, less the threshold, and less the sum of any outstanding Type A loans. The threshold is the Guideline Single Premium for this policy at issue adjusted for increases as defined in Section 7702 of the Code. Any other loans are Type B loans. A Type B loan is charged an interest rate of 6.85%. It is possible for one loan request to result in both a Type A and a Type B loan. A request for a loan will be granted first as a Type A loan, to the extent available, and then as a Type B loan. Once a policy loan is granted, it remains a Type A or Type B until it is repaid. Increases in the Specified Amount will affect the determination of the amount available for a Type A loan; however, decreases in the Specified Amount will not have any such effect. Interest is due and payable at the end of each policy year. Any unpaid interest due becomes loan principal.


If Policy Debt exceeds Cash Value, we will notify you and any assignee of record. You must make a payment within 61 days from the date Policy Debt exceeds Cash Value or the Policy will lapse and terminate without value (See "Policy Lapse and Grace Period"). If this happens, you may be taxed on the total appreciation under the Policy. However, you may reinstate the Policy, subject to proof of insurability and payment of a reinstatement premium (See "Reinstatement of a Lapsed Policy").

You may repay the Policy Debt, in whole or in part, at any time during an Insured's life, so long as the Policy is in force. The amount necessary to repay all Policy Debt in full will include any accrued interest. If there is any Policy Debt, we will apply payments received from you as follows: we will apply payments in the amount of the Planned Periodic Premium, received at the Premium Frequency, as premium unless you specifically designate the payment as a loan repayment. We will apply premium payments in excess of the Planned Periodic Premium or premium payments received other than at the Premium Frequency, first as policy loan repayments, then as premium when you have repaid the Policy Debt. If you have both a Type A and a Type B loan, we will apply repayments first to the Type B loan and then to the Type A loan. Upon repayment of all or part of the Policy Debt, we will transfer the Policy's Accumulation Value securing the repaid portion of the debt in the General Account to the Divisions and the General Account in the same proportion in which the loan was taken.

An outstanding loan amount will decrease the Surrender Value available under the Policy. For example, if a Policy has a Surrender Value of $10,000, you may take a loan of 90% or $9,000, leaving a new Surrender Value of $1,000. If a loan is not repaid, the decrease in the Surrender Value could cause the Policy to lapse. In addition, the Death Benefit will be decreased because of an outstanding Policy Loan. Furthermore, even if you repay the loan, the amount of the Death Benefit and the Policy's Surrender Value may be permanently affected since the Loan Value is not credited with the investment experience of the Funds.


> POLICY CHANGES

You may make changes to your Policy, as described below, by submitting a written request to our Home Office. Supplemental Policy Specification pages and/or a notice confirming the change will be sent to you once the change is completed.


Increase or Decrease in Specified Amount


You may increase or decrease the Specified Amount of your Policy after the first Policy Year so long as you are under attained age 80 by sending a written request and the Policy to our Home Office. However:


[diamond] Any increase or decrease must be at least $250,000 on JPF Heritage I and $500,000 on JPF Heritage II.

[diamond] Any increase or decrease will affect your cost of insurance charge.

[diamond] Any increase will affect the Monthly Deduction Adjustment and the amount available for a Type A loan.
[diamond] To apply for an increase, a supplemental application must be completed and evidence of insurability must be submitted.
[diamond] Any approved increase will become effective on the date shown in the Supplemental Policy Specifications page, so long as the Policy's Cash Value is sufficient to cover the deduction for the cost of the increased insurance for the policy month following the increase.
[diamond] An increase may require a payment or future increased planned Periodic
          Premiums.
[diamond] Any decrease may affect the Monthly Deduction Adjustment but will have no effect on the amount available for a Type A loan.

[diamond] Any decrease will become effective on the Monthly Anniversary Date after the date we receive the request.

[diamond] Any decrease will first apply to coverage provided by the most recent increase in Specified Amount, then to the next most recent increases successively and finally to the coverage provided under the original application.
[diamond] Any increases or decreases may result in federal tax implications (See
         "Federal Tax Matters").
[diamond] No decrease may decrease the Specified Amount below $250,000 for JPF
          Heritage I or below $500,000 for JPF Heritage II.

Change in Death Benefit Option

Any change in the Death Benefit Option is subject to the following conditions:

[diamond] You must send a written request for change.

[diamond] The change will take effect on the first Monthly Anniversary Date coinciding with or next following the date we receive your written request.

[diamond] Evidence of insurability may be required.
[diamond] If the Death Benefit option is changed from Option II to Option I, the
          Specified Amount will be increased by the Policy's Accumulation Value on the effective date of the change.
[diamond] If the Death Benefit is changed from Option I to Option II, the
          Specified Amount will be decreased by the Policy's Accumulation Value on the effective date of the change.
[diamond] We may not make a change in the Death Benefit option if the change would result in a Specified amount which is less than a minimum Specified Amount of $250,000 for JPF Heritage I and $500,000 for JPF Heritage II.
[diamond] The cost of insurance will be affected by the change.

> RIGHT OF POLICY EXAMINATION ("FREE LOOK PERIOD")

The Policy has a free look period during which you may examine the Policy. If for any reason you are dissatisfied, you may return the Policy to us at our Home Office or to our representative within 20 days of delivery of the Policy to you (or within a different period if required by state law). Return the Policy to Jefferson Pilot Financial Insurance Company, One Granite Place, Concord, New Hampshire 03301. Upon its return, the Policy will be deemed void from its beginning. Within seven days, we will return to you all payments we received on the Policy. Prior to the Allocation Date, we will hold the initial Net Premium and any other premiums we receive in our General Account. We will retain any interest earned if you exercise the Free Look right, unless otherwise required by state law.


> SUPPLEMENTAL BENEFITS

The supplemental benefits currently available as riders to the Policy include the following:

[diamond] Guaranteed Death Benefit Rider - guarantees that the Policy will stay in force during the guarantee period specified in the rider with a Death Benefit equal to the Specified Amount, subject to the terms of the rider.
[diamond] Automatic Increase Rider - allows for scheduled annual increases in
          Specified Amount, subject to the terms of the rider.
[diamond] Policy Exchange Option Rider - allows you to exchange JPF Heritage II for two individual policies, one on each Insured named in the Policy, subject to the terms in the rider.
[diamond] Extension of Maturity Date Rider - allows you to extend the original
          Maturity Date of the Policy, subject to the terms of the rider. [diamond] Exchange of Insured Rider - available under JPF Heritage I and allows you to exchange the Policy for a reissued policy on the life of a substitute insured, subject to the terms of the rider.

death benefit
--------------------------------------------------------------------------------


We will pay the Death Benefit under the Policy in a lump sum unless you or the beneficiary have elected that it be paid under one or more of the available Settlement Options. We will reduce the Death Benefit by any outstanding Policy Debt and any charges due and we will increase the Death Benefit by any benefits you add by rider.

Payment of the Death Benefit may be delayed if the Policy is being contested. You may elect a Settlement Option for a beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary under JPF Heritage II may make or change an election within 90 days of the Second Death, unless you have made an irrevocable election.

All or part of the Death Benefit may be applied under one of the Settlement Options, or such options as we may choose to make available in the future.

If the Policy is assigned as collateral security, we will pay any amount due the assignee in a lump sum. Any excess Death Benefit due will be paid as elected. (See "Right to Defer Payment" and "Policy Settlement")
policy settlement
--------------------------------------------------------------------

We will pay proceeds in whole or in part in the form of a lump sum or in one of the Settlement Options available under the Policy upon the death of the Insured for JPF Heritage I, upon Second Death for JPF Heritage II or upon maturity.


You may make a written request to elect, change or revoke a Settlement Option before payments begin under any Settlement Option. This request will take effect upon its filing at our Home Office. If you have not elected a Settlement Option when the Death Benefit becomes payable to the beneficiary, the beneficiary may make the election.


> SETTLEMENT OPTIONS
The following Settlement Options are available under the Policy:

Option A--Installments of a specified amount. Payments of an agreed amount to be made monthly until the proceeds and interest are exhausted.

Option B--Installments for a specified period. Payments to be made monthly for an agreed number of years.

Option C--Life Income. Payments to be made each month for the lifetime of the payee. We guarantee that payments will be made for a minimum of 10, 15 or 20 years, as agreed upon.

Option D--Interest. We will pay interest on the proceeds we hold, calculated at the compound rate of 3% per year. We will make interest payments at 12, 6, 3 or 1 month intervals.


Option E--Interest: Retained Asset Account (Performance Plus Account). We will pay interest on the proceeds we hold, based on the floating 13-week U.S. Treasury Bill rate fixed quarterly. The payee can write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum of $250.


The interest rate for Options A, B and D will not be less than 3% per year. The interest rate for Option C will not be less than 2.5% per year. The interest rate for Option E will not be less than 2% per year.


Unless otherwise stated in the election of any option, the payee of the policy benefits shall have the right to receive the withdrawal value under that option. For Options A, D and E, the withdrawal value shall be any unpaid balance of proceeds plus accrued interest. For Option B, the withdrawal value shall be the commuted value of the remaining payments. We will calculate this withdrawal value on the same basis as the original payments. For Option C, the withdrawal value will be the commuted value of any remaining guaranteed payments. If the payee is alive at the end of the guarantee period, we will resume the payment on that date. The payment will then continue for the lifetime of the payee.


If the payee of the policy benefits dies before the proceeds are exhausted or the prescribed payments made, a final payment will be made in one sum to the estate of the last surviving payee. The amount to be paid will be calculated as described for the applicable option in the Withdrawal Value provision of the Policy.

Calculation of Settlement Option Values

We will calculate the value of the Settlement Options as set forth in the Policy.

the company
--------------------------------------------------------------------------------

Jefferson Pilot Financial Insurance Company ("JP Financial") is a stock life insurance company originally chartered in 1903 in Tennessee and has been continuously engaged in the insurance business since that time. Prior to May 1, 1998, JP Financial was known as Chubb Life Insurance Company of America ("Chubb Life"). Prior to July 1, 1991, Chubb Life was known as The Volunteer State Life Insurance Company. On July 1, 1991, Chubb Life redomesticated from the State of Tennessee to the State of New Hampshire and is now a New Hampshire life insurance company. Effective April 30, 1997, Chubb Life, formerly a wholly-owned subsidiary of The Chubb Corporation, became a wholly-owned subsidiary of Jefferson-Pilot Corporation, a North Carolina corporation. The principal offices of Jefferson-Pilot Corporation are located at 100 North Greene Street, Greensboro, North Carolina 27401. Its telephone number is 336-691-3000.

JP Financial's home office and service center are located at One Granite Place, Concord, New Hampshire 03301; its telephone number is 800-258-3648.

JP Financial is licensed to do life insurance business in forty-nine states of the United States, Puerto Rico, the U.S. Virgin Islands, Guam and in the District of Columbia.


JP Financial and its subsidiaries had total assets, at December 31, 1999, of $6.2 billion and had over $68 billion of insurance in force, while total assets of Jefferson-Pilot Corporation and its subsidiaries (including JP Financial), as of the same date, were approximately $26.4 billion.


JP Financial writes individual life insurance and annuities. It is subject to New Hampshire law governing insurance, and is regulated and supervised by the New Hampshire Insurance Commissioner. JP Financial is currently rated AAA (Superior) by Duff & Phelps, AAA (Superior) by Standard & Poor's Corporation and A+ (Superior) by A.M. Best and Company. These ratings do not apply to Separate Account C, but reflect the opinion of the rating company as to JP Financial's ability to meet its contractual obligations to its policyowners and its relative financial strength. Even though assets in Separate Account C are held separately from JP Financial's other assets, ratings of JP Financial may still be relevant to Policyowners since not all of JP Financial's contractual obligations relate to payments based on those segregated assets.

directors and officers
--------------------------------------------------------------------

                          MANAGEMENT OF JP FINANCIAL

                Executive Officers and Directors of JP Financial

                                   Directors

                               Principal Occupation and
Name                           Business Address
------------------------------ ------------------------------------------------------------
Dennis R. Glass .............. Executive Vice President
                               (also serves as Executive Vice President and Chief
                               Financial Officer of Jefferson-Pilot Corporation and
                               Executive Vice President, Chief Financial Officer and
                               Treasurer of Jefferson-Pilot Life Insurance Company)
                               100 North Greene Street
                               Greensboro, North Carolina 27401
Kenneth C. Mlekush ........... President
                               (also serves as Executive Vice President of Jefferson-Pilot
                               Life Insurance Company)
                               100 North Greene Street
                               Greensboro, North Carolina 27401
David A. Stonecipher ......... Chairman and Chief Executive Officer
                               (also serves as President and Chief Executive Officer of
                               Jefferson-Pilot Life Insurance Company)
                               100 North Greene Street
                               Greensboro, North Carolina 27401

                   Executive Officers (Other Than Directors)


Name                               Position
----                               --------
Charles C. Cornelio .............. Executive Vice President
Leslie L. Durland ................ Executive Vice President
John D. Hopkins .................. Executive Vice President, General Counsel
John C. Ingram ................... Executive Vice President
Reggie D. Adamson ................ Senior Vice President
Ronald R. Angarella .............. Senior Vice President
Charles P. Elam II ............... Senior Vice President, Annuity Secretary
Hal B. Phillips, Jr. ............. Senior Vice President, Chief Life Actuary
Richard T. Stange ................ Senior Vice President, Deputy General Counsel
John W. Wells .................... Senior Vice President
James R. Abernathy ............... Vice President
David K. Booth ................... Vice President
H. Lusby Brown ................... Vice President
Margaret O. Cain ................. Vice President
John A. Andia .................... Vice President
Rebecca M. Clark ................. Vice President
Richard C. Dielensnyder .......... Vice President
Kenneth S. Dwyer ................. Vice President
Peter N. Ellinwood ............... Vice President
Ronald H. Emery .................. Vice President
Randal J. Freitag ................ Vice President

Name                                   Position
----                                   --------
Carol R Hardiman ...................   Vice President
James A. Hoffman II ................   Vice President, Associate
Donald M. Kane .....................   Vice President
Patrick A. Lang ....................   Vice President
Shari J. Lease .....................   Vice President
James E. MacDonald, Jr. ............   Vice President
Donna L. Metcalf ...................   Vice President
W. Hardee Mills, Jr. ...............   Vice President
Thomas E. Murphy, Jr. M.D. .........   Vice President and Medical Director
Robert A. Reed .....................   Vice President, Secretary
James M. Sandelli ..................   Vice President
Russell C. Simpson .................   Vice President and Treasurer
William A. Spencer .................   Vice President
Francis A. Sutherland, Jr. .........   Vice President
John A. Thomas .....................   Vice President
John A. Weston .....................   Vice President
Robert H. Whalen ...................   Vice President


The officers and employees of JP Financial who have access to the assets of Separate Account C are covered by a fidelity bond issued by American International Group in the amount of $20,000,000.

additional information
--------------------------------------------------------------------------------

> REPORTS TO POLICYOWNERS


We will maintain all records relating to the Separate Account. At least once in each Policy Year, we will send you an Annual Summary containing the following information:


1. A statement of the current Accumulation Value and Cash Value since the prior report or since the Issue Date, if there has been no prior report;

2. A statement of all premiums paid and all charges incurred;

3. The balance of outstanding Policy Loans for the previous calendar year;

4. Any reports required by the 1940 Act.

We will promptly mail confirmation notices at the time of the following transactions:

1. policy issue;

2. receipt of premium payments;

3. initial allocation among Divisions on the Allocation Date;

4. transfers among Divisions;

5. change of premium allocation;

6. change between Death Benefit Option 1 and Option 2;

7. increases or decreases in Specified Amount;

8. withdrawals, surrenders or loans;

9. receipt of loan repayments;

10. reinstatements; and

11. redemptions due to insufficient funds.

> RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, we will vote the shares of the Funds held in the Separate Account in accordance with instructions received from Policyowners having a voting interest in the Funds. Policyowners having such an interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions. The number of shares you have a right to vote will be determined as of a record date established by the Fund. The number of votes that you are entitled to direct with respect to a Fund will be determined by dividing your Policy's Accumulation Value in a Division by the net asset value per share of the corresponding Portfolio in which the Division invests. We will solicit your voting instructions by mail at least 14 days before any shareholders meeting.


We will cast the votes at meetings of the shareholders of the Fund and the votes will be based on instructions received from Policyowners. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended or if the present interpretation should change and, as a result, we determine that we are permitted to vote the shares in our own right, we may elect to do so.

We will solicit voting instructions by written communication prior to such meeting. we will vote Fund shares for which we do not receive timely instructions and Fund shares which are not otherwise attributable to Policyowners in the same proportion as the voting instruction we receive for all Policies participating in each Fund through the Separate Account. We reserve the right to vote any or all such shares at our discretion to the extent consistent with then current interpretations of the 1940 Act and rules thereunder.


> DISREGARD OF VOTING INSTRUCTIONS


When required by state insurance regulatory authorities, we may disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment objectives of the Fund or to approve or disapprove an investment advisory contract for the Fund. We may also disregard voting instructions initiated by a Policyowner in favor of changes in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes.

We only disapprove a change if the proposed change is contrary to state law or prohibited by state regulatory authorities or if we determine that the change would have an adverse effect on the Separate Account if the proposed investment policy for a fund would result in overly speculative or unsound investments. In the event that we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policyowners.


> STATE REGULATION

Jefferson Pilot Financial Insurance Company is governed under the laws of the state of New Hampshire and is subject to regulation by the Insurance Commissioner of New Hampshire. An annual statement is filed with the New Hampshire Insurance Commissioner on or before March 1 of each year covering the operations and reporting on the financial condition of JP Financial as of December 31 of the preceding year. Periodically, the Commissioner examines the assets and liabilities of JP Financial and Separate Account C and verifies their adequacy and a full examination of JP Financial's operations is conducted by the Commissioner at least every five years.


In addition, JP Financial is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

We will offer the Policy for sale in all jurisdictions where we are authorized to do business and where the Policy has been approved by the appropriate insurance department or regulatory authorities. Any significant variations from the information appearing in this Prospectus which are required due to individual state requirements are contained in endorsements to the Policy.


> LEGAL MATTERS

We know of no pending material proceedings to which either the Separate Account or the Company is a party or which would materially affect the Separate Account. The legal validity of the securities described in the prospectus has been passed on by our Counsel. The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson, 1025 Thomas Jefferson Street, Suite 400, East Lobby, Washington, DC 20007-5201, serve as our Special Counsel with regard to federal securities laws.


> THE REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, certain portions of which has been omitted pursuant to SEC rules and regulations. You should refer to the instrument as filed to obtain any omitted information.


> FINANCIAL STATEMENTS

Our financial statements which are included in the Prospectus should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment experience of the assets held in the Separate Account.


> EMPLOYMENT BENEFIT PLANS
Employers and employee organizations should consider, in connection with counsel, the impact of

Title VII of the Civil Rights Act of 1964 on the purchase of this policy in connection with an employment-related insurance or benefit plan. The U.S. Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

> DISTRIBUTION OF THE POLICY


Jefferson Pilot Variable Corporation (JPVC), a North Carolina corporation incorporated on January 13, 1970, will serve as principal underwriter of the securities offered under the Policy as defined by the federal securities laws. The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for us, are also registered representatives of broker-dealers who have entered into written sales agreements with JPVC. Each such broker-dealer will receive as a commission the full charge of 3% imposed on premiums. Any such broker-dealers will be registered with the SEC and will be members of the National Association of Securities Dealers, Inc. We may also offer and sell policies directly.


Jefferson Pilot Variable Corporation is engaged in the sale and distribution of various other securities, including other flexible premium variable life policies. It acts as principal underwriter for other flexible premium variable life policies and variable annuity contracts issued by JP Financial (and its affiliated insurance companies) and for the Jefferson Pilot Variable Fund, Inc. mutual funds. It sells a number of mutual fund shares as well as shares of other securities.

> INDEPENDENT AUDITORS


Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Separate Account and Ernst & Young LLP, 300 North Greene Street, Greensboro, North Carolina, are the independent auditors for the Company. The services provided to the Separate Account include primarily the audits of the Separate Account's financial statements.

> GROUP OR SPONSORED ARRANGEMENTS


Policies may be purchased under group or sponsored arrangements. A group arrangement includes a program under which a trustee, employer or similar entity purchases individual Policies covering a group of individuals on a group basis. A sponsored arrangement includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

We may reduce the following types of charges for Policies issued in connection with group or sponsored arrangements: the cost of insurance charge, surrender or withdrawal charges, administrative charges, charges for withdrawal or transfer, the guaranteed death benefit charge and charges for optional rider benefits. We may also issue Policies in connection with group or sponsored arrangements on a "non-medical" or guaranteed issue basis; actual monthly cost of insurance charges may be higher than the current cost of insurance charges under otherwise identical Policies that are medically underwritten. We may also specify different minimum Specified Amounts at issue for Policies issued in connection with group or sponsored arrangements.

We may also reduce or eliminate certain charges or underwriting requirements for Policies issued in connection with an exchange of another JP Financial policy or a policy of any JP Financial affiliate.

The amounts of any reduction, the charges to be reduced, the elimination or modification of underwriting requirements, and the criteria for applying a reduction or modification will generally reflect the reduced sales and administrative effort, costs and differing mortality experience appropriate to the circumstances giving rise to the reduction or modification. Reductions and modifications will not be made where prohibited by applicable law and will not be unfairly discriminatory.

tax matters
--------------------------------------------------------------------

> GENERAL

Following is a discussion of the federal income tax considerations relating to the Policy. This discussion is based on our understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service. These laws are complex and tax results may vary among individuals. Anyone contemplating the purchase of or the exercise of elections under the Policy should seek competent tax advice.

> FEDERAL TAX STATUS OF THE COMPANY

We are taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the operations of each Separate Account form a part of our total operations and are not taxed separately, although operations of each Separate Account are treated separately for accounting and financial statement purposes.


Both investment income and realized capital gains of the Separate Account are reinvested without tax since the Code does not impose a tax on the Separate Account for these amounts. However, we reserve the right to make a deduction for such tax should it be imposed in the future.

> LIFE INSURANCE QUALIFICATION

The Policy contains provisions not found in traditional life insurance policies. Moreover, the Code does not directly address how it applies to survivorship policies. In the absence of final regulations or other guidance under the Code regarding this form of contract, there is necessarily some uncertainty as to whether a survivorship policy will meet the Code's definition of life insurance contract. However, we believe that it should qualify as a life insurance contract for Federal income tax purposes, with the result that all Death Benefits paid under the Policy will generally be fully excludable from the gross income of the Policy's Beneficiary for Federal income tax purposes. Policyowners should consult with their own tax advisers in this regard.

Section 7702 of the Code includes a definition of life insurance for tax purposes. The definition provides limitations on the relationship between the death benefit and the account value. If necessary, we will increase your Death Benefit to maintain compliance with Section 7702.

The Policy is intended to qualify as life insurance under the Code. The Death Benefit provided by the Policy is intended to qualify for federal income tax exclusion. If at any time the premium paid under the Policy exceeds the amount allowable for such qualification, we will refund the premium to you with interest within 60 days after the end of the Policy Year in which we received the premium. If, for any reason, we do not refund the excess premium within that 60-day period, the excess premium will be held in a separate deposit fund and credited with interest until refunded to you. The interest rate used on any refund, or credited to the separate deposit fund created by this provision, will be the excess premium's pro rata rate of return on the contract until the date we notify you that the excess premium and the earnings on such excess premium have been removed from the Policy. After the date of such notice, the interest rate paid on the separate deposit fund will be such rate as we may declare from time to time on advance premium deposit funds. You may be notified of other options available to you to keep your policy in compliance with the Code. You may also choose to have the Policy become a modified endowment contract. We also reserve the right to refuse to make any change in the Specified Amount or the Death Benefit Option or any other change if such change would cause the Policy to fail to qualify as life insurance under the Code.

A modified endowment contract is a life insurance policy which fails to meet a "seven-pay" test. In general, a policy will fail the seven-pay test if the cumulative amount of premiums paid under the policy at any time during the first seven policy years exceeds a calculated premium level. The calculated seven-pay premium level is based on a hypothetical policy issued on the same insured persons and for the same initial death benefit which, under specified conditions (which include the absence of expense and administrative charges), would be fully paid for after seven years. Your policy will be treated as a modified endowment unless the cumulative premiums paid under your policy, at all times during the first seven policy years, are less than or equal to the cumulative seven-pay premiums which would have been paid under the hypothetical policy on or before such times.

Whenever there is a "material change" under a policy, it will generally be treated as a new contract for purposes of determining whether the policy is a modified endowment, and subject to a new seven-pay premium period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prospective adjustment formula, the Policy Account Value of the policy at the time of such change. A materially changed policy would be considered a modified endowment if it failed to satisfy the new seven-pay limit. A material change could occur as a result of a change in death benefit option, the selection of additional benefits, the restoration of a terminated policy and certain other changes.


If the benefits under your policy are reduced, for example, by requesting a decrease in Face Amount, or in some cases by making partial withdrawals, terminating additional benefits under a rider, changing the death benefit option, or as a result of policy termination, the calculated seven-pay premium level will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. If the premiums previously paid are greater than the recalculated seven-pay premium level limit, the policy will become a modified endowment unless you request a refund of the excess premium, as outlined above. Generally, a life insurance policy which is received in exchange for a modified endowment or a modified endowment which terminates and is restored, will also be considered a modified endowment.


If a Policy is deemed to be a modified endowment contract, any distribution from the Policy will be taxed in a manner comparable to distributions from annuities (i.e., on an "income-first" basis); distributions for this purpose include a loan, pledge, assignment or partial withdrawal. Any such distributions will be considered taxable income to the extent Accumulation Value under the Policy exceeds investment in the Policy.

A 10% penalty tax will apply to the taxable portion of such a distribution. No penalty will apply to distributions (i) to taxpayers 59 1/2 years of age or older, (ii) in the case of a disability which can be expected to result in death or to be of indefinite duration or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary.


To the extent a Policy becomes a modified endowment contract, any distribution, as defined above, which occurs in the policy year it becomes a modified endowment contract and in any year thereafter, will be taxable income to you. Also, any distributions within two years before a Policy becomes a modified endowment contract will also be income taxable to you to the extent that accumulation value exceeds investment in the Policy, as described above. The Secretary of the Treasury has been authorized to prescribe rules which would similarly treat other distributions made in anticipation of a policy becoming a modified endowment contract. For purposes of determining the amount of any distribution includable in income, all modified endowment contract policies that fail the above-described tests which are issued by the same insurer, or its affiliates, to the same policyowner during any calendar year are treated as one contract. The Secretary of the Treasury is also authorized to issue regulations in this connection.


In addition to the distribution rules for modified endowment contracts, the Code and proposed regulations thereunder require that reasonable mortality and other charges be used in satisfying the definition of life insurance. The death benefit under a policy which meets this definition will continue to be excluded from the beneficiary's gross income. We believe that the Policies meet this definition. As long as a policy does not violate the tests described above, it will not fail to meet the tests of the Code and the general tax provisions described herein still apply.


The foregoing summary does not purport to be complete or to cover all situations, and, as always, there is some degree of uncertainty with respect to the application of the current tax laws. In addition to the provisions discussed above, the United States Congress may consider other legislation which, if enacted, could adversely affect the tax treatment of life insurance policies. Also, the Treasury Department may amend current regulations or adopt new regulations with respect to this and other Code provisions. Therefore, you are advised to consult a tax adviser or attorney for more complete tax information, specifically regarding the applicability of the Code provisions to your situation.

Under normal circumstances, the Policy is not a modified endowment contract and loans received under the Policy will be construed as your indebtedness. You are advised to consult a tax adviser or attorney regarding the deduction of interest paid on loans.

Even if the Policy is not a modified endowment contract, a partial withdrawal together with a reduction in death benefits during the first 15 policy years may create taxable income for you. The amount of that taxable income is determined under a complex formula and it may be equal to part or all of, but not greater than, the income on the contract. A partial withdrawal made after the first 15 Policy Years will be taxed on a recovery of premium-first basis, and will only be subject to federal income tax to the extent such proceeds exceed the total amount of premiums you have paid that have not been previously withdrawn.

If you make a partial withdrawal, surrender, loan or exchange of the Policy, we may be required to withhold federal income tax from the portion of the money you receive that is includable in your federal gross income. A Policyowner who is not a corporation may elect not to have such tax withheld; however, such election must be made before we make the payment. In addition, if you fail to provide us with a correct taxpayer identification number (usually a social security number) or if the Treasury notifies us that the taxpayer identification number which has been provided is not correct, the election not to have such taxes withheld will not be effective. In any case, you are liable for payment of the federal income tax on the taxable portion of money received, whether or not an election to have Federal income tax withheld is made. If you elect not to have federal income tax withheld, or if the amount withheld is insufficient, then you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are insufficient. We suggest that you consult with a tax adviser or attorney as to the tax implications of these matters.


In the event that a Policy is owned by the trustee under a pension or profit sharing plan, or similar deferred compensation arrangement, the tax consequences of ownership or receipt of proceeds under the Policy could differ from those stated herein. However, if ownership of such a Policy is transferred from the plan to a plan participant (upon termination of employment, for example), the Policy will be subject to all of the Federal tax rules described above. A Policy owned by a trustee under such a plan may be subject to restrictions under ERISA and a tax adviser should be consulted regarding any applicable ERISA requirements.

The Policy may also be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans and others, where the tax consequences may vary depending on the particular facts and circumstances of each individual arrangement. A tax adviser should be consulted regarding the tax attributes of any particular arrangement where the value of it depends in part on its tax consequences.

Federal estate and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend upon the circumstances of each Policyowner and Beneficiary. If the Policyowner is the last surviving insured, the Death Benefit proceeds will generally be includable in the Policyowner's estate on his or her death for purposes of the federal estate tax. If the Policyowner dies and was not the last surviving Insured, the fair market value of the Policy may be included in the Policyowner's estate. In general, Death Benefit proceeds are not included in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


Current Treasury regulations set standards for diversification of the investments underlying variable life insurance policies in order for such policies to be treated as life insurance. We believe we presently are in compliance with the diversification requirements as set forth in the regulations and intend to remain in compliance with such diversification requirements. If the diversification requirements are not satisfied, the Policy would not be treated as a life insurance contract. As a consequence, income earned on a Policy would be taxable to you in the calendar quarter in which the diversification requirements were not satisfied, and for all subsequent calendar quarters.

The Secretary of the Treasury may issue a regulation or a ruling which will prescribe the circumstances in which a Policyowner's control of the investments of a segregated asset account may cause you, rather than the insurance company, to be treated as the owner of the assets of the account. The regulation or ruling could impose requirements that are not reflected in the Policy, relating, for example, to such elements of policyowner control as premium allocation, investment selection, transfer privileges and investments in a division focusing on a particular investment sector. Failure to comply with any such regulation or ruling presumably would cause earnings on a Policyowner's interest in Separate Account C to be includable in the Policyowner's gross income in the year earned. However, we have reserved certain rights to alter the Policy and investment alternatives so as to comply with such regulation or ruling. We believe that any such regulation or ruling would apply prospectively. Since the regulation or ruling has not been issued, there can be no assurance as to the content of such regulation or ruling or even whether application of the regulation or ruling will be prospective. For these reasons, Policyowners are urged to consult with their own tax advisers.


Policyowners are advised that the exercise of an Exchange of Insured Rider will give rise to tax consequences and are urged to consult with a tax adviser prior to exercising such rider.

The foregoing summary does not purport to be complete or to cover all situations, including the possible tax consequence of changes in ownership. Counsel and other competent advisers should be consulted for more complete information.

> CHARGES FOR JP FINANCIAL INCOME TAXES


We are presently taxed as a life insurance company under the provisions of the Code. The Code specifically provides for adjustments in reserves for variable policies, and we will include flexible premium life insurance operations in our tax return in accordance with these rules.

Currently no charge is made against the Separate Account for our federal income taxes, or provisions for such taxes, that may be attributable to the Separate Account. We may charge each Division for its portion of any income tax charged to JP Financial on the Division or its assets. Under present laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, we may decide to make charges for such taxes or provisions for such taxes against the Separate Account.We would retain any investment earnings on any tax charges accumulated in a Division. Any such charges against the Separate Account or its Divisions could have an adverse effect on the investment experience of such Division.


miscellaneous policy provisions
--------------------------------------------------------------------------------

> THE POLICY


The Policy you receive, the application you make when you purchase the Policy, any applications for any changes approved by us and any riders constitute the whole contract. Copies of all applications are attached to and made part of the Policy.

Application forms are completed by the applicants and forwarded to us for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company and forwarded to you.

We reserve the right to make a change in the Policy; however, we will not change any terms of the Policy beneficial to you.


> PAYMENT OF BENEFITS

All benefits are payable at our Home Office. We may require submission of the Policy before we grant Policy Loans, make changes or pay benefits.


> CHANGES IN OWNER AND BENEFICIARY; ASSIGNMENT


You designate the original and contingent Beneficiaries on the application. Unless otherwise stated in the Policy, you may change the Policyowner and the Beneficiary at any time while the Policy is in force. A request for such change must be made in writing and sent to us at our Home Office. After we have agreed to the change, in writing, it will take effect as of the date on which your written request was signed.

The Policy may also be assigned. We must be notified in writing if the Policy has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary will be subject to the rights of any assignee of record.

Illustration of Benefits and Values

You may request illustrations of Death Benefits, Accumulation Values and Cash Values at any time after the Policy Date. Illustrations will be based on the existing Accumulation Value and Cash Value at the time of the request and both the maximum and the then-current costs of insurance rates. Although we do not currently charge a fee for such illustrations, we reserve the right to charge an administrative fee, not to exceed $25, to cover the cost of preparing the illustrations.


> PROTECTION OF PROCEEDS
To the extent provided by law, the Policy proceeds are not subject to claims by a Beneficiary's creditors or to any legal process against any Beneficiary.

Nonparticipation


The Policy is not entitled to share in our divisible surplus. No dividends are payable.


Additions, Deletions or Substitutions of Investments


We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares held by any Division or which any Division may purchase. If shares of a Portfolio should no longer be available for investment or if, in the judgment of our management, further investment in shares of a Portfolio should become inappropriate in view of the purposes of the Policy, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future under the Policies. No substitution of securities will take place without notice to and consent of Policyowners and without prior approval of the SEC, all to the extent required by the 1940 Act. Any surrender by a Policyowner due to a change in a Portfolio's investment policy will incur any applicable Surrender Charges.


Portfolio shares are subject to certain investment restrictions which may not be changed without the approval of the majority of the holders of such Portfolio. See the accompanying Prospectuses for the Funds.

Premium Deposit Fund


As a convenience to you, we allow you to deposit funds in a premium deposit fund ("PDF"), subject to the terms and conditions of the appropriate agreement. Funds deposited in the PDF earn interest at a minimum annual rate of 4%, with interest credited on each monthly anniversary date. Interest on these funds is not tax deferred and will be reported annually on Form 1099. An amount equal to the Planned Periodic Premium will be transferred on the Policy Date to pay premiums on the Policy. You may withdraw all or part of the funds from the PDF at any time. Commissions are not earned or paid until premium payments are made pursuant to transfers from the PDF.


> SUICIDE AND INCONTESTABILITY

Suicide Exclusion--In most states, if one or both Insureds die by suicide, while sane or insane, within 2 years from the Issue Date of this Policy, this Policy will end and we will refund premiums paid, without interest, less any Policy Debt and less any withdrawal. For JPF Heritage II, if the first death is by suicide and we classify the surviving Insured as insurable on the Policy Date, upon request of the Policyowner and without evidence of insurability, we will issue an individual policy providing coverage on the life of the surviving Insured equal to the coverage on the Insureds for which premiums or cost of insurance was refunded.


Incontestability--We will not contest or revoke the insurance coverage provided under the Policy, except for any subsequent increase in Specified Amount, after the Policy has been in force during the lifetime of each Insured for two years from the date of issue or reinstatement. We will not contest or revoke any increase in the Specified Amount after such increase has been in force during the lifetime of each Insured for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning this increase.

> MISSTATEMENTS

If the age or sex of an Insured has been misstated in an application, including a reinstatement application, we will adjust the benefits payable to reflect the correct age or sex.


Determination of Charges


The portion of the monthly deduction attributable to the General Account will be determined as of the actual Monthly Anniversary Date, even if the Monthly Anniversary Date does not fall on a Valuation Date.

appendix a
-------------------------------------------------------------------------------

> ILLUSTRATIONS OF ACCUMULATION VALUES CASH VALUES AND DEATH BENEFITS
Following are a series of tables that illustrate how the Accumulation Values, Cash Values and Death Benefits of a Policy change with the investment performance of the Trust. The tables show how the Accumulation Values, Cash Values and Death Benefits of a Policy issued to an Insured(s) of a given age(s) and given premium would vary over time if the return on the assets held in each Portfolio of the Trust were a constant gross annual rate of 0%, 6%, and 12%. The tables on pages A-2 through A-14 illustrate a JPF Heritage I Policy issued to a male, age 35, under a standard rate non-smoker underwriting risk classification. The tables on pages A-15 through A-26 illustrate a JPF Heritage II Policy issued to a male, age 35, under a standard rate non-smoker underwriting risk classification and a female, age 35, under a standard rate non-smoker underwriting risk classification. The Accumulation Values, Cash Values and Death Benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual policy years.

The amount of the Accumulation Value exceeds the Cash Value during the first five policy years due to the Surrender Charge. For policy years six and after, the Accumulation Value and Cash Value are equal, since the Surrender Charge has been reduced to zero.

The second column shows the Accumulation Value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the Accumulation Values and the fourth and seventh columns illustrate the Cash Values of the Policy over the designated period. The Accumulation Values shown in the third column and the Cash Values shown in the fourth column assume the monthly charge for cost of insurance is based upon the current cost of insurance rates and assume a monthly deduction adjustment. The current cost of insurance rates, which may be modified at any time, are based on the sex, issue age, policy year, and rating class of the Insured(s). The Accumulation Values shown in the sixth column and the Cash Values shown in the seventh column assume the monthly charge for cost of insurance is based upon the maximum cost of insurance rates allowable, which are based on the Commissioner's 1980 Standard Ordinary Mortality Table. The fifth and eighth columns illustrate the death benefit of a Policy over the designated period. The illustrations of Death Benefits reflect the same assumptions as the Accumulation Values and Cash Values. The Death Benefit values also vary between tables, depending upon whether Option I or Option II death benefits are illustrated.

The amounts shown for the Death Benefit, Accumulation Values, and Cash Values reflect the fact that the net investment return of the Divisions of Separate Account C is lower than the gross rates of return on the assets in the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Divisions of Separate Account C.


The policy values shown take into account a daily investment advisory fee equivalent to the maximum annual rate of .46% of the aggregate average daily net assets of the Portfolios plus an assumed charge of .53% of the aggregate average daily net assets to cover expenses incurred by the Portfolios. The .46% investment advisory fee is an average of the individual investment advisory fees of the five Portfolios. The policy values also take into account a daily charge to each Division of Separate Account C for the Mortality Risk Charge, which is equivalent to a charge at an annual rate of .65% of the average net assets of the Divisions of Separate Account C. After deduction of these amounts, the illustrated gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -1.64%, 4.36%, and 10.36%, respectively.


The hypothetical values shown in the tables do not reflect any charges for Federal income taxes or other taxes other than the DAC tax. However, if, in the future, any additional charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the Accumulation Values, Cash Values and Death Benefits illustrated.

The tables illustrate the policy values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year, if all net premiums are allocated to Separate Account C, and if no policy loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the Policyowner varied the amount or frequency of premium payments. The tables also assume that the Policyowner has not requested an increase or decrease in Specified Amount, that no withdrawals have been made and no Surrender Charges imposed, and that no transfers have been made and no Transfer Charges imposed.

Upon request, JP Financial will provide, without charge, a comparable illustration based upon the proposed Insured's age, sex and rating class, the Specified Amount requested, the proposed frequency and amount of premium payments and any available riders requested. Existing Policyowners may request illustrations based on existing Cash Value at the time of request. JP Financial has reserved the right to charge an administrative fee of up to $25 for such illustrations.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;           ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                ANNUAL RATE OF RETURN:   12% (10.36% net)
MALE NON-SMOKER ISSUE AGE 35        ASSUMED ANNUAL PREMIUM(1):           $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          12,600          11,881        11,281       1,000,000           10,591         9,991       1,000,000
   2          25,830          24,917        24,437       1,000,000           22,217        21,737       1,000,000
   3          39,721          39,170        38,810       1,000,000           34,958        34,598       1,000,000
   4          54,308          54,810        54,570       1,000,000           48,925        48,685       1,000,000
   5          69,623          72,005        71,885       1,000,000           64,232        64,112       1,000,000
   6          85,704          90,921        90,921       1,000,000           81,016        81,016       1,000,000
   7         102,589         111,731       111,731       1,000,000           99,409        99,409       1,000,000
   8         120,319         134,629       134,629       1,000,000          119,590       119,590       1,000,000
   9         138,935         159,838       159,838       1,000,000          141,730       141,730       1,000,000
  10         158,481         187,628       187,628       1,000,000          166,057       166,057       1,000,000
  11         179,006         218,290       218,290       1,000,000          192,811       192,811       1,000,000
  12         200,556         252,098       252,098       1,000,000          222,253       222,253       1,000,000
  13         223,184         289,393       289,393       1,000,000          254,677       254,677       1,000,000
  14         246,943         330,539       330,539       1,000,000          290,416       290,416       1,000,000
  15         271,890         375,955       375,955       1,000,000          329,826       329,826       1,000,000
  16         298,084         426,121       426,121       1,000,000          373,329       373,329       1,000,000
  17         325,589         481,537       481,537       1,000,000          421,367       421,367       1,000,000
  18         354,468         542,780       542,780       1,000,000          474,447       474,447       1,000,000
  19         384,791         610,520       610,520       1,001,253(3)       533,160       533,160       1,000,000
  20         416,631         685,394       685,394       1,076,068(3)       598,167       598,167       1,000,000
  25         601,361       1,192,239     1,192,239       1,597,600(3)     1,040,590     1,040,590       1,394,391(3)
  30         837,129       2,016,577     2,016,577       2,460,224(3)     1,756,227     1,756,227       2,142,598(3)
  35       1,138,036       3,351,001     3,351,001       3,887,161(3)     2,904,498     2,904,498       3,369,218(3)
  40       1,522,077       5,519,178     5,519,178       5,905,520(3)     4,758,074     4,758,074       5,091,139(3)
  45       2,012,222       9,074,610     9,074,610       9,528,341(3)     7,788,944     7,788,944       8,178,391(3)
  50       2,637,785      14,771,008    14,771,008      15,509,559(3)    12,580,560    12,580,560      13,209,588(3)
  55       3,436,179      23,753,980    23,753,980      24,941,679(3)    19,978,545    19,978,545      20,977,472(3)
  60       4,455,155      38,366,148    38,366,148      38,749,810(3)    31,973,273    31,973,273      32,293,006(3)
  65       5,755,655      63,333,366    63,333,366      63,333,366(3)    52,792,724    52,792,724      52,792,724(3)

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;            ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:  12%(10.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):          $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          12,600          11,881        11,281       1,000,000           10,591         9,991       1,000,000
   2          25,830          24,917        24,437       1,000,000           22,217        21,737       1,000,000
   3          39,721          39,170        38,810       1,000,000           34,958        34,598       1,000,000
   4          54,308          54,810        54,570       1,000,000           48,925        48,685       1,000,000
   5          69,623          72,005        71,885       1,000,000           64,232        64,112       1,000,000
   6          85,704          90,921        90,921       1,000,000           81,016        81,016       1,000,000
   7         102,589         111,731       111,731       1,000,000           99,409        99,409       1,000,000
   8         120,319         134,629       134,629       1,000,000          119,590       119,590       1,000,000
   9         138,935         159,838       159,838       1,000,000          141,730       141,730       1,000,000
  10         158,481         187,628       187,628       1,000,000          166,057       166,057       1,000,000
  11         179,006         218,290       218,290       1,000,000          192,811       192,811       1,000,000
  12         200,556         252,098       252,098       1,000,000          222,253       222,253       1,000,000
  13         223,184         289,393       289,393       1,000,000          254,677       254,677       1,000,000
  14         246,943         330,539       330,539       1,000,000          290,416       290,416       1,000,000
  15         271,890         375,942       375,942       1,037,601(3)       329,826       329,826       1,000,000
  16         298,084         425,904       425,904       1,137,164(3)       373,329       373,329       1,000,000
  17         325,589         480,780       480,780       1,245,219(3)       421,151       421,151       1,090,782(3)
  18         354,468         541,017       541,017       1,357,953(3)       473,400       473,400       1,188,233(3)
  19         384,791         607,142       607,142       1,475,354(3)       530,456       530,456       1,289,007(3)
  20         416,631         679,664       679,664       1,604,008(3)       592,676       592,676       1,398,715(3)
  25         601,361       1,160,422     1,160,422       2,367,261(3)       997,442       997,442       2,034,781(3)
  30         837,129       1,908,896     1,908,896       3,397,834(3)     1,608,903     1,608,903       2,863,848(3)
  35       1,138,036       3,055,400     3,055,400       4,827,531(3)     2,511,217     2,511,217       3,967,723(3)
  40       1,522,077       4,782,698     4,782,698       6,791,431(3)     3,810,872     3,810,872       5,411,438(3)
  45       2,012,222       7,341,141     7,341,141       9,616,895(3)     5,622,143     5,622,143       7,365,008(3)
  50       2,637,785      11,079,280    11,079,280      13,516,721(3)     8,124,248     8,124,248       9,911,583(3)
  55       3,436,179      16,497,350    16,497,350      19,136,926(3)    11,527,568    11,527,568      13,371,979(3)
  60       4,455,155      24,394,683    24,394,683      27,078,099(3)    16,273,726    16,273,726      18,063,835(3)
  65       5,755,655      37,306,208    37,306,208      38,798,457(3)    22,920,978    22,920,978      23,837,818(3)

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                   ANNUAL RATE OF RETURN:  6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35          ASSUMED ANNUAL PREMIUM(1):        $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT


           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          12,600          11,224       10,624        1,000,000            9,972        9,372        1,000,000
   2          25,830          22,863       22,383        1,000,000           20,317       19,837        1,000,000
   3          39,721          34,878       34,518        1,000,000           31,023       30,663        1,000,000
   4          54,308          47,327       47,087        1,000,000           42,100       41,860        1,000,000
   5          69,623          60,253       60,133        1,000,000           53,547       53,427        1,000,000
   6          85,704          73,678       73,678        1,000,000           65,376       65,376        1,000,000
   7         102,589          87,618       87,618        1,000,000           77,579       77,579        1,000,000
   8         120,319         102,089      102,089        1,000,000           90,179       90,179        1,000,000
   9         138,935         117,117      117,117        1,000,000          103,170      103,170        1,000,000
  10         158,481         132,712      132,712        1,000,000          116,577      116,577        1,000,000
  11         179,006         148,914      148,914        1,000,000          130,389      130,389        1,000,000
  12         200,556         165,731      165,731        1,000,000          144,614      144,614        1,000,000
  13         223,184         183,192      183,192        1,000,000          159,278      159,278        1,000,000
  14         246,943         201,310      201,310        1,000,000          174,401      174,401        1,000,000
  15         271,890         220,108      220,108        1,000,000          189,982      189,982        1,000,000
  16         298,084         239,625      239,625        1,000,000          206,039      206,039        1,000,000
  17         325,589         259,860      259,860        1,000,000          222,553      222,553        1,000,000
  18         354,468         280,822      280,822        1,000,000          239,507      239,507        1,000,000
  19         384,791         302,552      302,552        1,000,000          256,896      256,896        1,000,000
  20         416,631         325,062      325,062        1,000,000          274,695      274,695        1,000,000
  25         601,361         450,295      450,295        1,000,000          369,807      369,807        1,000,000
  30         837,129         599,622      599,622        1,000,000          474,676      474,676        1,000,000
  35       1,138,036         782,616      782,616        1,000,000          588,343      588,343        1,000,000
  40       1,522,077       1,020,673    1,020,673        1,092,120(3)       715,109      715,109        1,000,000
  45       2,012,222       1,321,124    1,321,124        1,387,180(3)       875,116      875,116        1,000,000
  50       2,637,785       1,680,253    1,680,253        1,764,266(3)     1,117,106    1,117,106        1,172,962(3)
  55       3,436,179       2,098,890    2,098,890        2,203,835(3)     1,397,902    1,397,902        1,467,797(3)
  60       4,455,155       2,620,979    2,620,979        2,647,189(3)     1,749,849    1,749,849        1,767,347(3)
  65       5,755,655       3,331,093    3,331,093        3,331,093(3)     2,244,804    2,244,804        2,244,804(3)



-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:   6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          12,600          11,224       10,624        1,000,000            9,972        9,372        1,000,000
   2          25,830          22,863       22,383        1,000,000           20,317       19,837        1,000,000
   3          39,721          34,878       34,518        1,000,000           31,023       30,663        1,000,000
   4          54,308          47,327       47,087        1,000,000           42,100       41,860        1,000,000
   5          69,623          60,253       60,133        1,000,000           53,547       53,427        1,000,000
   6          85,704          73,678       73,678        1,000,000           65,376       65,376        1,000,000
   7         102,589          87,618       87,618        1,000,000           77,579       77,579        1,000,000
   8         120,319         102,089      102,089        1,000,000           90,179       90,179        1,000,000
   9         138,935         117,117      117,117        1,000,000          103,170      103,170        1,000,000
  10         158,481         132,712      132,712        1,000,000          116,577      116,577        1,000,000
  11         179,006         148,914      148,914        1,000,000          130,389      130,389        1,000,000
  12         200,556         165,731      165,731        1,000,000          144,614      144,614        1,000,000
  13         223,184         183,192      183,192        1,000,000          159,278      159,278        1,000,000
  14         246,943         201,310      201,310        1,000,000          174,401      174,401        1,000,000
  15         271,890         220,108      220,108        1,000,000          189,982      189,982        1,000,000
  16         298,084         239,625      239,625        1,000,000          206,039      206,039        1,000,000
  17         325,589         259,860      259,860        1,000,000          222,553      222,553        1,000,000
  18         354,468         280,822      280,822        1,000,000          239,507      239,507        1,000,000
  19         384,791         302,552      302,552        1,000,000          256,896      256,896        1,000,000
  20         416,631         325,062      325,062        1,000,000          274,695      274,695        1,000,000
  25         601,361         450,295      450,295        1,000,000          369,807      369,807        1,000,000
  30         837,129         598,841      598,841        1,065,937(3)       474,676      474,676        1,000,000
  35       1,138,036         768,433      768,433        1,214,123(3)       588,343      588,343        1,000,000
  40       1,522,077         956,241      956,241        1,357,862(3)       714,863      714,863        1,015,106(3)
  45       2,012,222       1,158,960    1,158,960        1,518,238(3)       845,898      845,898        1,108,126(3)
  50       2,637,785       1,373,588    1,373,588        1,675,777(3)       974,187      974,187        1,188,508(3)
  55       3,436,179       1,599,051    1,599,051        1,854,899(3)     1,096,262    1,096,262        1,271,664(3)
  60       4,455,155       1,841,785    1,841,785        2,044,381(3)     1,222,534    1,222,534        1,357,013(3)
  65       5,755,655       2,186,267    2,186,267        2,273,717(3)     1,355,193    1,355,193        1,409,401(3)

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          12,600         10,567       9,967    1,000,000         9,354       8,754    1,000,000
   2          25,830         20,888      20,408    1,000,000        18,493      18,013    1,000,000
   3          39,721         30,911      30,551    1,000,000        27,393      27,033    1,000,000
   4          54,308         40,681      40,441    1,000,000        36,048      35,808    1,000,000
   5          69,623         50,224      50,104    1,000,000        44,447      44,327    1,000,000
   6          85,704         59,544      59,544    1,000,000        52,586      52,586    1,000,000
   7         102,589         68,637      68,637    1,000,000        60,442      60,442    1,000,000
   8         120,319         77,499      77,499    1,000,000        68,023      68,023    1,000,000
   9         138,935         86,135      86,135    1,000,000        75,308      75,308    1,000,000
  10         158,481         94,532      94,532    1,000,000        82,304      82,304    1,000,000
  11         179,006        102,706     102,706    1,000,000        88,982      88,982    1,000,000
  12         200,556        110,617     110,617    1,000,000        95,331      95,331    1,000,000
  13         223,184        118,263     118,263    1,000,000       101,342     101,342    1,000,000
  14         246,943        125,625     125,625    1,000,000       107,004     107,004    1,000,000
  15         271,890        132,692     132,692    1,000,000       112,290     112,290    1,000,000
  16         298,084        139,472     139,472    1,000,000       117,192     117,192    1,000,000
  17         325,589        145,926     145,926    1,000,000       121,655     121,655    1,000,000
  18         354,468        152,026     152,026    1,000,000       125,630     125,630    1,000,000
  19         384,791        157,771     157,771    1,000,000       129,074     129,074    1,000,000
  20         416,631        163,120     163,120    1,000,000       131,918     131,918    1,000,000
  25         601,361        182,747     182,747    1,000,000       135,345     135,345    1,000,000
  30         837,129        184,803     184,803    1,000,000       112,844     112,844    1,000,000
  35       1,138,036        157,752     157,752    1,000,000        43,024      43,024    1,000,000
  40       1,522,077         78,829      78,829    1,000,000             0           0            0
  45               0              0           0            0             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          12,600         10,567       9,967    1,000,000         9,354       8,754    1,000,000
   2          25,830         20,888      20,408    1,000,000        18,493      18,013    1,000,000
   3          39,721         30,911      30,551    1,000,000        27,393      27,033    1,000,000
   4          54,308         40,681      40,441    1,000,000        36,048      35,808    1,000,000
   5          69,623         50,224      50,104    1,000,000        44,447      44,327    1,000,000
   6          85,704         59,544      59,544    1,000,000        52,586      52,586    1,000,000
   7         102,589         68,637      68,637    1,000,000        60,442      60,442    1,000,000
   8         120,319         77,499      77,499    1,000,000        68,023      68,023    1,000,000
   9         138,935         86,135      86,135    1,000,000        75,308      75,308    1,000,000
  10         158,481         94,532      94,532    1,000,000        82,304      82,304    1,000,000
  11         179,006        102,706     102,706    1,000,000        88,982      88,982    1,000,000
  12         200,556        110,617     110,617    1,000,000        95,331      95,331    1,000,000
  13         223,184        118,263     118,263    1,000,000       101,342     101,342    1,000,000
  14         246,943        125,625     125,625    1,000,000       107,004     107,004    1,000,000
  15         271,890        132,692     132,692    1,000,000       112,290     112,290    1,000,000
  16         298,084        139,472     139,472    1,000,000       117,192     117,192    1,000,000
  17         325,589        145,926     145,926    1,000,000       121,655     121,655    1,000,000
  18         354,468        152,026     152,026    1,000,000       125,630     125,630    1,000,000
  19         384,791        157,771     157,771    1,000,000       129,074     129,074    1,000,000
  20         416,631        163,120     163,120    1,000,000       131,918     131,918    1,000,000
  25         601,361        182,747     182,747    1,000,000       135,345     135,345    1,000,000
  30         837,129        184,803     184,803    1,000,000       112,844     112,844    1,000,000
  35       1,138,036        157,752     157,752    1,000,000        43,024      43,024    1,000,000
  40       1,522,077         78,829      78,829    1,000,000             0           0            0
  45               0              0           0            0             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;           ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN: 12% (10.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS              ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------- ------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH         DEATH     ACCUMULATION      CASH         DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)    BENEFIT(2)     VALUE(2)      VALUE(2)     BENEFIT(2)
------ ---------------- -------------- ------------ ------------ -------------- ------------ -------------
   1          12,600          11,876        11,276    1,011,876        10,572         9,972    1,010,572
   2          25,830          24,898        24,418    1,024,898        22,155        21,675    1,022,155
   3          39,721          39,122        38,762    1,039,122        34,822        34,462    1,034,822
   4          54,308          54,715        54,475    1,054,715        48,675        48,435    1,048,675
   5          69,623          71,839        71,719    1,071,839        63,817        63,697    1,063,817
   6          85,704          90,653        90,653    1,090,653        80,370        80,370    1,080,370
   7         102,589         111,321       111,321    1,111,321        98,448        98,448    1,098,448
   8         120,319         134,026       134,026    1,134,026       118,210       118,210    1,118,210
   9         138,935         158,977       158,977    1,158,977       139,799       139,799    1,139,799
  10         158,481         186,425       186,425    1,186,425       163,411       163,411    1,163,411
  11         179,006         216,644       216,644    1,216,644       189,243       189,243    1,189,243
  12         200,556         249,873       249,873    1,249,873       217,509       217,509    1,217,509
  13         223,184         286,419       286,419    1,286,419       248,444       248,444    1,248,444
  14         246,943         326,600       326,600    1,326,600       282,307       282,307    1,282,307
  15         271,890         370,775       370,775    1,370,775       319,365       319,365    1,319,365
  16         298,084         419,367       419,367    1,419,367       359,932       359,932    1,359,932
  17         325,589         472,776       472,776    1,472,776       404,305       404,305    1,404,305
  18         354,468         531,456       531,456    1,531,456       452,811       452,811    1,452,811
  19         384,791         595,952       595,952    1,595,952       505,820       505,820    1,505,820
  20         416,631         666,814       666,814    1,666,814       563,714       563,714    1,563,714
  25         601,361       1,140,568     1,140,568    2,140,568       943,561       943,561    1,943,561
  30         837,129       1,895,100     1,895,100    2,895,100     1,531,665     1,531,665    2,531,665
  35       1,138,036       3,094,000     3,094,000    4,094,000     2,435,591     2,435,591    3,435,591
  40       1,522,077       4,996,861     4,996,861    5,996,861     3,818,368     3,818,368    4,818,368
  45       2,012,222       8,018,783     8,018,783    9,018,783     5,919,795     5,919,795    6,919,795
  50       2,637,785      12,823,060    12,823,060   13,823,060     9,128,785     9,128,785   10,128,795
  55       3,436,179      20,489,354    20,489,354   21,513,822    14,038,144    14,038,144   15,038,144
  60       4,455,155      32,793,733    32,793,733   33,793,733    21,682,341    21,682,341   22,682,341
  65       5,755,655      52,782,715    52,782,715   53,782,715    32,644,726    32,644,726   33,644,726

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;           ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST           ANNUAL RATE OF RETURN:  12% (10.36% net)
MALE NON-SMOKER ISSUE AGE 35        ASSUMED ANNUAL PREMIUM(1):           $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS              ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------- ------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH         DEATH     ACCUMULATION      CASH         DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)    BENEFIT(2)     VALUE(2)      VALUE(2)     BENEFIT(2)
------ ---------------- -------------- ------------ ------------ -------------- ------------ -------------
   1          12,600          11,876        11,276    1,011,876        10,572         9,972    1,010,572
   2          25,830          24,898        24,418    1,024,898        22,155        21,675    1,022,155
   3          39,721          39,122        38,762    1,039,122        34,822        34,462    1,034,822
   4          54,308          54,715        54,475    1,054,715        48,675        48,435    1,048,675
   5          69,623          71,839        71,719    1,071,839        63,817        63,697    1,063,817
   6          85,704          90,653        90,653    1,090,653        80,370        80,370    1,080,370
   7         102,589         111,321       111,321    1,111,321        98,448        98,448    1,098,448
   8         120,319         134,026       134,026    1,134,026       118,210       118,210    1,118,210
   9         138,935         158,977       158,977    1,158,977       139,799       139,799    1,139,799
  10         158,481         186,425       186,425    1,186,425       163,411       163,411    1,163,411
  11         179,006         216,644       216,644    1,216,644       189,243       189,243    1,189,243
  12         200,556         249,873       249,873    1,249,873       217,509       217,509    1,217,509
  13         223,184         286,419       286,419    1,286,419       248,444       248,444    1,248,444
  14         246,943         326,600       326,600    1,326,600       282,307       282,307    1,282,307
  15         271,890         370,775       370,775    1,370,775       319,365       319,365    1,319,365
  16         298,084         419,367       419,367    1,419,367       359,932       359,932    1,359,932
  17         325,589         472,776       472,776    1,472,776       404,305       404,305    1,404,305
  18         354,468         531,456       531,456    1,531,456       452,811       452,811    1,452,811
  19         384,791         595,952       595,952    1,595,952       505,820       505,820    1,505,820
  20         416,631         666,814       666,814    1,666,814       563,714       563,714    1,563,714
  25         601,361       1,139,032     1,139,032    2,323,624       943,561       943,561    1,943,561
  30         837,129       1,875,050     1,875,050    3,337,590     1,525,268     1,525,268    2,714,977
  35       1,138,036       3,002,508     3,002,508    4,743,962     2,384,361     2,384,361    3,767,291
  40       1,522,077       4,701,145     4,701,145    6,675,626     3,621,902     3,621,902    5,143,101
  45       2,012,222       7,217,173     7,217,173    9,454,497     5,346,784     5,346,784    7,004,287
  50       2,637,785      10,893,375    10,893,375   13,289,918     7,729,689     7,729,689    9,430,221
  55       3,436,179      16,221,706    16,221,706   18,817,178    10,971,014    10,971,014   12,726,376
  60       4,455,155      23,988,252    23,988,252   26,626,960    15,491,292    15,491,292   17,195,334
  65       5,755,655      36,685,856    36,685,856   38,153,290    21,643,704    21,643,704   22,643,704

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN:   6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):          $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          12,600         11,219      10,619    1,011,219         9,954       9,354    1,009,954
   2          25,830         22,845      22,365    1,022,845        20,260      19,780    1,020,260
   3          39,721         34,836      34,476    1,034,836        30,904      30,544    1,030,904
   4          54,308         47,247      47,007    1,047,247        41,889      41,649    1,041,889
   5          69,623         60,118      59,998    1,060,118        53,211      53,091    1,053,211
   6          85,704         73,469      73,469    1,073,469        64,873      64,873    1,064,873
   7         102,589         87,309      87,309    1,087,309        76,860      76,860    1,076,860
   8         120,319        101,652     101,652    1,101,652        89,187      89,187    1,089,187
   9         138,935        116,518     116,518    1,116,518       101,837     101,837    1,101,837
  10         158,481        131,909     131,909    1,131,909       114,824     114,824    1,114,824
  11         179,006        147,860     147,860    1,147,860       128,123     128,123    1,128,123
  12         200,556        164,362     164,362    1,164,362       141,726     141,726    1,141,726
  13         223,184        181,435     181,435    1,181,435       155,637     155,637    1,155,637
  14         246,943        199,075     199,075    1,199,075       169,859     169,859    1,169,859
  15         271,890        217,287     217,287    1,217,287       184,366     184,366    1,184,366
  16         298,084        236,097     236,097    1,236,097       199,152     199,152    1,199,152
  17         325,589        255,470     255,470    1,255,470       214,156     214,156    1,214,156
  18         354,468        275,382     275,382    1,275,382       229,318     229,318    1,229,318
  19         384,791        295,847     295,847    1,295,847       244,584     244,584    1,244,584
  20         416,631        316,827     316,287    1,316,827       259,866     259,866    1,259,866
  25         601,361        428,401     428,401    1,428,401       333,912     333,912    1,333,912
  30         837,129        544,220     544,220    1,544,220       392,806     392,806    1,392,806
  35       1,138,036        648,938     648,938    1,648,938       408,600     408,600    1,408,600
  40       1,522,077        714,147     714,147    1,714,148       333,134     333,134    1,333,134
  45       2,012,222        691,821     691,821    1,691,821        80,274      80,274    1,080,274
  50       2,637,785        500,740     500,740    1,500,740             0           0            0
  55       3,436,179         19,800      19,800    1,019,800             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:   6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          12,600         11,219      10,619    1,011,219         9,954       9,354    1,009,954
   2          25,830         22,845      22,365    1,022,845        20,260      19,780    1,020,260
   3          39,721         34,836      34,476    1,034,836        30,904      30,544    1,030,904
   4          54,308         47,247      47,007    1,047,247        41,889      41,649    1,041,889
   5          69,623         60,118      59,998    1,060,118        53,211      53,091    1,053,211
   6          85,704         73,469      73,469    1,073,469        64,873      64,873    1,064,873
   7         102,589         87,309      87,309    1,087,309        76,860      76,860    1,076,860
   8         120,319        101,652     101,652    1,101,652        89,187      89,187    1,089,187
   9         138,935        116,518     116,518    1,116,518       101,837     101,837    1,101,837
  10         158,481        131,909     131,909    1,131,909       114,824     114,824    1,114,824
  11         179,006        147,860     147,860    1,147,860       128,123     128,123    1,128,123
  12         200,556        164,362     164,362    1,164,362       141,726     141,726    1,141,726
  13         223,184        181,435     181,435    1,181,435       155,637     155,637    1,155,637
  14         246,943        199,075     199,075    1,199,075       169,859     169,859    1,169,859
  15         271,890        217,287     217,287    1,217,287       184,366     184,366    1,184,366
  16         298,084        236,097     236,097    1,236,097       199,152     199,152    1,199,152
  17         325,589        255,470     255,470    1,255,470       214,156     214,156    1,214,156
  18         354,468        275,382     275,382    1,275,382       229,318     229,318    1,229,318
  19         384,791        295,847     295,847    1,295,847       244,584     244,584    1,244,584
  20         416,631        316,827     316,827    1,316,827       259,866     259,866    1,259,866
  25         601,361        428,401     428,401    1,428,401       333,912     333,912    1,333,912
  30         837,129        544,220     544,220    1,544,220       392,806     392,806    1,392,806
  35       1,138,036        648,938     648,938    1,648,938       408,600     408,600    1,408,600
  40       1,522,077        714,147     714,147    1,714,147       333,134     333,134    1,333,134
  45       2,012,222        691,821     691,821    1,691,821        80,274      80,274    1,080,274
  50       2,637,785        500,740     500,740    1,500,740             0           0            0
  55       3,436,179         19,800      19,800    1,019,800             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          12,600         10,562       9,962    1,010,562         9,337       8,737    1,009,337
   2          25,830         20,872      20,392    1,020,872        18,442      17,962    1,018,442
   3          39,721         30,874      30,514    1,030,874        27,289      26,929    1,027,289
   4          54,308         40,614      40,374    1,040,614        35,872      35,632    1,035,872
   5          69,623         50,115      49,995    1,050,115        44,177      44,057    1,044,177
   6          85,704         59,381      59,381    1,059,381        52,197      52,197    1,052,197
   7         102,589         68,406      68,406    1,068,406        59,908      59,908    1,059,908
   8         120,319         77,184      77,184    1,077,184        67,315      67,315    1,067,315
   9         138,935         85,720      85,720    1,085,720        74,393      74,393    1,074,393
  10         158,481         93,998      93,998    1,093,998        81,148      81,148    1,081,148
  11         179,006        102,031     102,031    1,102,031        87,544      87,544    1,087,544
  12         200,556        109,774     109,774    1,109,774        93,570      93,570    1,093,570
  13         223,184        117,222     117,222    1,117,222        99,210      99,210    1,099,210
  14         246,943        124,351     124,351    1,124,351       104,452     104,452    1,104,452
  15         271,890        131,146     131,146    1,131,146       109,262     109,262    1,109,262
  16         298,084        137,612     137,612    1,137,612       113,628     113,628    1,113,628
  17         325,589        143,699     143,699    1,143,699       117,488     117,488    1,117,488
  18         354,468        149,369     149,369    1,149,369       120,782     120,782    1,120,782
  19         384,791        154,618     154,618    1,154,618       123,458     123,458    1,123,458
  20         416,631        159,395     159,395    1,159,395       125,439     125,439    1,125,439
  25         601,361        174,649     174,649    1,174,649       122,893     122,893    1,122,893
  30         837,129        168,472     168,472    1,168,472        91,483      91,483    1,091,483
  35       1,138,036        128,150     128,150    1,128,150        12,563      12,563    1,012,563
  40       1,522,077         34,128      34,128    1,034,128             0           0            0
  45               0              0           0            0             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
        JPF HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $12,000
$1,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          12,600         10,562       9,962    1,010,562         9,337       8,737    1,009,337
   2          25,830         20,872      20,392    1,020,872        18,442      17,962    1,018,442
   3          39,721         30,874      30,514    1,030,874        27,289      26,929    1,027,289
   4          54,308         40,614      40,374    1,040,614        35,872      35,632    1,035,872
   5          69,623         50,115      49,995    1,050,115        44,177      44,057    1,044,177
   6          85,704         59,381      59,381    1,059,381        52,197      52,197    1,052,197
   7         102,589         68,406      68,406    1,068,406        59,908      59,908    1,059,908
   8         120,319         77,184      77,184    1,077,184        67,315      67,315    1,067,315
   9         138,935         85,720      85,720    1,085,720        74,393      74,393    1,074,393
  10         158,481         93,998      93,998    1,093,998        81,148      81,148    1,081,148
  11         179,006        102,031     102,031    1,102,031        87,544      87,544    1,087,544
  12         200,556        109,774     109,774    1,109,774        93,570      93,570    1,093,570
  13         223,184        117,222     117,222    1,117,222        99,210      99,210    1,099,210
  14         246,943        124,351     124,351    1,124,351       104,452     104,452    1,104,452
  15         271,890        131,146     131,146    1,131,146       109,262     109,262    1,109,262
  16         298,084        137,612     137,612    1,137,612       113,628     113,628    1,113,628
  17         325,589        143,699     143,699    1,143,699       117,488     117,488    1,117,488
  18         354,468        149,369     149,369    1,149,369       120,782     120,782    1,120,782
  19         384,791        154,618     154,618    1,154,618       123,458     123,458    1,123,458
  20         416,631        159,395     159,395    1,159,395       125,439     125,439    1,125,439
  25         601,361        174,649     174,649    1,174,649       122,893     122,893    1,122,893
  30         837,129        168,472     168,472    1,168,472        91,483      91,483    1,091,483
  35       1,138,036        128,150     128,150    1,128,150        12,563      12,563    1,012,563
  40       1,522,077         34,128      34,128    1,034,128             0           0            0
  45               0              0           0            0             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;            ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                 ANNUAL RATE OF RETURN:  12% (10.36% net)
MALE NON-SMOKER ISSUE AGE 35        ASSUMED ANNUAL PREMIUM(1):          $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          15,645          15,331        14,586       2,000,000           15,328        14,583       2,000,000
   2          32,072          32,247        31,651       2,000,000           32,233        31,637       2,000,000
   3          49,321          50,908        50,461       2,000,000           50,877        50,430       2,000,000
   4          67,432          71,497        71,199       2,000,000           71,436        71,138       2,000,000
   5          86,449          94,211        94,062       2,000,000           94,106        93,957       2,000,000
   6         106,416         119,268       119,268       2,000,000          119,104       119,104       2,000,000
   7         127,382         146,910       146,910       2,000,000          146,665       146,665       2,000,000
   8         149,396         177,415       177,415       2,000,000          177,062       177,062       2,000,000
   9         172,511         211,113       211,113       2,000,000          210,621       210,621       2,000,000
  10         196,781         248,338       248,338       2,000,000          247,673       247,673       2,000,000
  11         222,265         289,461       289,461       2,000,000          288,578       288,578       2,000,000
  12         249,023         334,889       334,889       2,000,000          333,737       333,737       2,000,000
  13         277,120         385,071       385,071       2,000,000          383,592       383,592       2,000,000
  14         306,621         440,506       440,506       2,000,000          438,630       438,630       2,000,000
  15         337,597         501,743       501,743       2,000,000          499,393       499,393       2,000,000
  16         370,121         569,391       569,391       2,000,000          566,477       566,477       2,000,000
  17         404,273         644,120       644,120       2,000,000          640,540       640,540       2,000,000
  18         440,131         726,674       726,674       2,000,000          722,312       722,312       2,000,000
  19         477,783         817,874       817,874       2,000,000          812,598       812,598       2,000,000
  20         517,317         918,629       918,629       2,000,000          912,297       912,297       2,000,000
  25         746,690       1,605,210     1,605,210       2,150,982(3)     1,591,321     1,591,321       2,132,371(3)
  30       1,039,436       2,735,468     2,735,468       3,337,271(3)     2,707,224     2,707,224       3,302,813(3)
  35       1,413,061       4,591,090     4,591,090       5,325,664(3)     4,529,867     4,529,867       5,254,646(3)
  40       1,889,912       7,634,664     7,634,664       8,169,090(3)     7,503,186     7,503,186       8,028,409(3)
  45       2,498,509      12,628,856    12,628,856      13,260,299(3)    12,360,734    12,360,734      12,978,770(3)
  50       3,275,249      20,719,735    20,719,735      21,755,722(3)    20,122,054    20,122,054      21,128,157(3)
  55       4,266,589      33,618,688    33,618,688      35,299,622(3)    32,187,655    32,187,655      33,797,038(3)
  60       5,531,817      54,582,822    54,582,822      55,128,650(3)    51,631,297    51,631,297      52,147,610(3)
  65       7,146,605      90,089,958    90,089,958      90,089,958(3)    85,223,453    85,223,453      85,223,453(3)

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;            ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN: 12% (10.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):          $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          15,645          15,331        14,586       2,000,000           15,328        14,583       2,000,000
   2          32,072          32,247        31,651       2,000,000           32,233        31,637       2,000,000
   3          49,321          50,908        50,461       2,000,000           50,877        50,430       2,000,000
   4          67,432          71,497        71,199       2,000,000           71,436        71,138       2,000,000
   5          86,449          94,211        94,062       2,000,000           94,106        93,957       2,000,000
   6         106,416         119,268       119,268       2,000,000          119,104       119,104       2,000,000
   7         127,382         146,910       146,910       2,000,000          146,665       146,665       2,000,000
   8         149,396         177,415       177,415       2,000,000          177,062       177,062       2,000,000
   9         172,511         211,113       211,113       2,000,000          210,621       210,621       2,000,000
  10         196,781         248,338       248,338       2,000,000          247,673       247,673       2,000,000
  11         222,265         289,461       289,461       2,000,000          288,578       288,578       2,000,000
  12         249,023         334,889       334,889       2,000,000          333,737       333,737       2,000,000
  13         277,120         385,071       385,071       2,000,000          383,592       383,592       2,000,000
  14         306,621         440,506       440,506       2,000,000          438,630       438,630       2,000,000
  15         337,597         501,743       501,743       2,000,000          499,393       499,393       2,000,000
  16         370,121         569,389       569,389       2,083,963(3)       566,473       566,473       2,073,292(3)
  17         404,273         644,087       644,087       2,273,629(3)       640,471       640,471       2,260,864(3)
  18         440,131         726,560       726,560       2,463,037(3)       722,061       722,061       2,447,788(3)
  19         477,783         817,596       817,596       2,673,539(3)       811,984       811,984       2,655,188(3)
  20         517,317         918,074       918,074       2,882,752(3)       911,063       911,063       2,860,737(3)
  25         746,690       1,599,129     1,599,129       4,173,728(3)     1,577,794     1,577,794       4,118,043(3)
  30       1,039,436       2,706,713     2,706,713       5,900,635(3)     2,644,081     2,644,081       5,764,097(3)
  35       1,413,061       4,489,655     4,489,655       8,260,964(3)     4,310,719     4,310,719       7,931,723(3)
  40       1,889,912       7,314,181     7,314,181      11,556,405(3)     6,838,316     6,838,316      10,804,539(3)
  45       2,498,509      11,679,164    11,679,164      16,234,038(3)    10,489,479    10,489,479      14,580,376(3)
  50       3,275,249      18,224,723    18,224,723      22,963,151(3)    15,570,532    15,570,532      19,618,870(3)
  55       4,266,589      27,801,594    27,801,594      32,805,881(3)    22,340,506    22,340,506      26,361,797(3)
  60       5,531,817      41,996,010    41,996,010      46,615,571(3)    31,660,821    31,660,821      35,143,512(3)
  65       7,146,605      65,027,952    65,027,952      67,629,070(3)    44,428,840    44,428,840      46,205,994(3)



-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN:   6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          15,645          14,498       13,753        2,000,000           14,495       13,750        2,000,000
   2          32,072          29,623       29,027        2,000,000           29,611       29,015        2,000,000
   3          49,321          45,403       44,956        2,000,000           45,373       44,926        2,000,000
   4          67,432          61,863       61,565        2,000,000           61,807       61,509        2,000,000
   5          86,449          79,034       78,885        2,000,000           78,939       78,790        2,000,000
   6         106,416          96,945       96,945        2,000,000           96,797       96,797        2,000,000
   7         127,382         115,625      115,625        2,000,000          115,408      115,408        2,000,000
   8         149,396         135,106      135,106        2,000,000          134,799      134,799        2,000,000
   9         172,511         155,422      155,422        2,000,000          155,001      155,001        2,000,000
  10         196,781         176,630      176,630        2,000,000          176,067      176,067        2,000,000
  11         222,265         198,776      198,776        2,000,000          198,037      198,037        2,000,000
  12         249,023         221,898      221,898        2,000,000          220,946      220,946        2,000,000
  13         277,120         246,038      246,038        2,000,000          244,826      244,826        2,000,000
  14         306,621         271,236      271,236        2,000,000          269,715      269,715        2,000,000
  15         337,597         297,536      297,536        2,000,000          295,645      295,645        2,000,000
  16         370,121         324,984      324,984        2,000,000          322,653      322,653        2,000,000
  17         404,273         353,622      353,622        2,000,000          350,771      350,771        2,000,000
  18         440,131         383,496      383,496        2,000,000          380,030      380,030        2,000,000
  19         477,783         414,653      414,653        2,000,000          410,457      410,457        2,000,000
  20         517,317         447,139      447,139        2,000,000          442,083      442,083        2,000,000
  25         746,690         631,281      631,281        2,000,000          619,225      619,225        2,000,000
  30       1,039,436         856,393      856,393        2,000,000          830,046      830,046        2,000,000
  35       1,413,061       1,128,977    1,128,977        2,000,000        1,073,891    1,073,891        2,000,000
  40       1,889,912       1,457,712    1,457,712        2,000,000        1,350,702    1,350,702        2,000,000
  45       2,498,509       1,864,799    1,864,799        2,000,000        1,668,868    1,668,868        2,000,000
  50       3,275,249       2,381,027    2,381,027        2,500,078(3)     2,096,848    2,096,848        2,201,690(3)
  55       4,266,589       2,991,013    2,991,013        3,140,564(3)     2,606,030    2,606,030        2,736,332(3)
  60       5,531,817       3,743,987    3,743,987        3,781,427(3)     3,232,927    3,232,927        3,265,256(3)
  65       7,146,605       4,746,878    4,746,878        4,746,878(3)     4,109,592    4,109,592        4,109,592(3)

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:   6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):          $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS                 ASSUMING CURRENT COSTS                        ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------------- -----------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH            DEATH        ACCUMULATION      CASH            DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)       BENEFIT(2)        VALUE(2)      VALUE(2)       BENEFIT(2)
------ ---------------- -------------- ------------ ------------------ -------------- ------------ ------------------
   1          15,645          14,498       13,753        2,000,000           14,495       13,750        2,000,000
   2          32,072          29,623       29,027        2,000,000           29,611       29,015        2,000,000
   3          49,321          45,403       44,956        2,000,000           45,373       44,926        2,000,000
   4          67,432          61,863       61,565        2,000,000           61,807       61,509        2,000,000
   5          86,449          79,034       78,885        2,000,000           78,939       78,790        2,000,000
   6         106,416          96,945       96,945        2,000,000           96,797       96,797        2,000,000
   7         127,382         115,625      115,625        2,000,000          115,408      115,408        2,000,000
   8         149,396         135,106      135,106        2,000,000          134,799      134,799        2,000,000
   9         172,511         155,422      155,422        2,000,000          155,001      155,001        2,000,000
  10         196,781         176,630      176,630        2,000,000          176,067      176,067        2,000,000
  11         222,265         198,776      198,776        2,000,000          198,037      198,037        2,000,000
  12         249,023         221,898      221,898        2,000,000          220,946      220,946        2,000,000
  13         277,120         246,038      246,038        2,000,000          244,826      244,826        2,000,000
  14         306,621         271,236      271,236        2,000,000          269,715      269,715        2,000,000
  15         337,597         297,536      297,536        2,000,000          295,645      295,645        2,000,000
  16         370,121         324,984      324,984        2,000,000          322,653      322,653        2,000,000
  17         404,273         353,622      353,622        2,000,000          350,771      350,771        2,000,000
  18         440,131         383,496      383,496        2,000,000          380,030      380,030        2,000,000
  19         477,783         414,653      414,653        2,000,000          410,457      410,457        2,000,000
  20         517,317         447,139      447,139        2,000,000          442,083      442,083        2,000,000
  25         746,690         631,281      631,281        2,000,000          619,225      619,225        2,000,000
  30       1,039,436         856,393      856,393        2,000,000          830,046      830,046        2,000,000
  35       1,413,061       1,128,814    1,128,814        2,077,017(3)     1,073,891    1,073,891        2,000,000
  40       1,889,912       1,450,291    1,450,291        2,291,460(3)     1,346,499    1,346,499        2,127,468(3)
  45       2,498,509       1,813,983    1,813,983        2,521,436(3)     1,623,130    1,623,130        2,256,151(3)
  50       3,275,249       2,205,476    2,205,476        2,778,899(3)     1,884,896    1,884,896        2,374,969(3)
  55       4,266,589       2,610,663    2,610,663        3,080,583(3)     2,109,028    2,109,028        2,488,653(3)
  60       5,531,817       3,050,244    3,050,244        3,385,771(3)     2,325,599    2,325,599        2,581,414(3)
  65       7,146,605       3,642,580    3,642,580        3,788,283(3)     2,534,043    2,534,043        2,635,404(3)

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          15,645         13,664      12,919    2,000,000        13,661      12,916    2,000,000
   2          32,072         27,100      26,504    2,000,000        27,088      26,492    2,000,000
   3          49,321         40,310      39,863    2,000,000        40,282      39,835    2,000,000
   4          67,432         53,297      52,999    2,000,000        53,245      52,947    2,000,000
   5          86,449         66,064      65,915    2,000,000        65,977      65,828    2,000,000
   6         106,416         78,612      78,612    2,000,000        78,480      78,480    2,000,000
   7         127,382         90,943      90,943    2,000,000        90,751      90,751    2,000,000
   8         149,396        103,059     103,059    2,000,000       102,792     102,792    2,000,000
   9         172,511        114,962     114,962    2,000,000       114,599     114,599    2,000,000
  10         196,781        126,652     126,652    2,000,000       126,173     126,173    2,000,000
  11         222,265        138,130     138,130    2,000,000       137,509     137,509    2,000,000
  12         249,023        149,396     149,396    2,000,000       148,603     148,603    2,000,000
  13         277,120        160,463     160,463    2,000,000       159,464     159,464    2,000,000
  14         306,621        171,333     171,333    2,000,000       170,089     170,089    2,000,000
  15         337,597        182,002     182,002    2,000,000       180,467     180,467    2,000,000
  16         370,121        192,468     192,468    2,000,000       190,588     190,588    2,000,000
  17         404,273        202,724     202,724    2,000,000       200,437     200,437    2,000,000
  18         440,131        212,765     212,765    2,000,000       209,993     209,993    2,000,000
  19         477,783        222,578     222,578    2,000,000       219,230     219,230    2,000,000
  20         517,317        232,154     232,154    2,000,000       228,123     228,123    2,000,000
  25         746,690        275,976     275,976    2,000,000       266,225     266,225    2,000,000
  30       1,039,436        310,553     310,553    2,000,000       288,107     288,107    2,000,000
  35       1,413,061        328,107     328,107    2,000,000       275,536     275,536    2,000,000
  40       1,889,912        309,360     309,360    2,000,000       187,397     187,397    2,000,000
  45       2,498,509        203,271     203,271    2,000,000             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I;             ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          15,645         13,664      12,919    2,000,000        13,661      12,916    2,000,000
   2          32,072         27,100      26,504    2,000,000        27,088      26,492    2,000,000
   3          49,321         40,310      39,863    2,000,000        40,282      39,835    2,000,000
   4          67,432         53,297      52,999    2,000,000        53,245      52,947    2,000,000
   5          86,449         66,064      65,915    2,000,000        65,977      65,828    2,000,000
   6         106,416         78,612      78,612    2,000,000        78,480      78,480    2,000,000
   7         127,382         90,943      90,943    2,000,000        90,751      90,751    2,000,000
   8         149,396        103,059     103,059    2,000,000       102,792     102,792    2,000,000
   9         172,511        114,962     114,962    2,000,000       114,599     114,599    2,000,000
  10         196,781        126,652     126,652    2,000,000       126,173     126,173    2,000,000
  11         222,265        138,130     138,130    2,000,000       137,509     137,509    2,000,000
  12         249,023        149,396     149,396    2,000,000       148,603     148,603    2,000,000
  13         277,120        160,463     160,463    2,000,000       159,464     159,464    2,000,000
  14         306,621        171,333     171,333    2,000,000       170,089     170,089    2,000,000
  15         337,597        182,002     182,002    2,000,000       180,467     180,467    2,000,000
  16         370,121        192,468     192,468    2,000,000       190,588     190,588    2,000,000
  17         404,273        202,724     202,724    2,000,000       200,437     200,437    2,000,000
  18         440,131        212,765     212,765    2,000,000       209,993     209,993    2,000,000
  19         477,783        222,578     222,578    2,000,000       219,230     219,230    2,000,000
  20         517,317        232,154     232,154    2,000,000       228,123     228,123    2,000,000
  25         746,690        275,976     275,976    2,000,000       266,225     266,225    2,000,000
  30       1,039,436        310,553     310,553    2,000,000       288,107     288,107    2,000,000
  35       1,413,061        328,107     328,107    2,000,000       275,536     275,536    2,000,000
  40       1,889,912        309,360     309,360    2,000,000       187,397     187,397    2,000,000
  45       2,498,509        203,271     203,271    2,000,000             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;           ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                 ANNUAL RATE OF RETURN:  12% (10.36% net)
MALE NON-SMOKER ISSUE AGE 35       ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS              ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------- ------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH         DEATH     ACCUMULATION      CASH         DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)    BENEFIT(2)     VALUE(2)      VALUE(2)     BENEFIT(2)
------ ---------------- -------------- ------------ ------------ -------------- ------------ -------------
   1          15,645          15,331        14,586    2,015,331        15,328        14,583    2,015,328
   2          32,072          32,246        31,650    2,032,246        32,233        31,637    2,032,233
   3          49,321          50,908        50,461    2,050,908        50,876        50,429    2,050,876
   4          67,432          71,496        71,198    2,071,496        71,433        71,135    2,071,433
   5          86,449          94,208        94,059    2,094,208        94,100        93,951    2,094,100
   6         106,416         119,263       119,263    2,119,263       119,092       119,092    2,119,092
   7         127,382         146,901       146,901    2,146,901       146,643       146,643    2,146,643
   8         149,396         177,399       177,399    2,177,399       177,025       177,025    2,177,025
   9         172,511         211,087       211,087    2,211,087       210,561       210,561    2,210,561
  10         196,781         248,298       248,298    2,248,298       247,578       247,578    2,247,578
  11         222,265         289,399       289,399    2,289,399       288,432       288,432    2,288,432
  12         249,023         334,796       334,796    2,334,796       333,518       333,518    2,333,518
  13         277,120         384,934       384,934    2,384,934       383,270       383,270    2,383,270
  14         306,621         440,306       440,306    2,440,306       438,164       438,164    2,438,164
  15         337,597         501,457       501,457    2,501,457       498,728       498,728    2,498,728
  16         370,121         568,987       568,987    2,568,987       565,537       565,537    2,565,537
  17         404,273         643,553       643,553    2,643,553       639,226       639,226    2,639,226
  18         440,131         725,886       725,886    2,725,886       720,486       720,486    2,720,486
  19         477,783         816,783       816,783    2,816,783       810,078       810,078    2,810,078
  20         517,317         917,128       917,128    2,917,128       908,838       908,838    2,908,838
  25         746,690       1,598,361     1,598,361    3,598,361     1,575,734     1,575,734    3,575,734
  30       1,039,436       2,712,167     2,712,167    4,712,167     2,654,690     2,654,690    4,654,690
  35       1,413,061       4,525,870     4,525,870    6,525,870     4,383,685     4,383,685    6,383,685
  40       1,889,912       7,462,460     7,462,460    9,462,460     7,125,022     7,125,022    9,125,022
  45       2,498,509      12,177,088    12,177,088   14,177,088    11,394,545    11,394,545   13,394,545
  50       3,275,249      19,673,949    19,673,949   21,673,949    17,962,583    17,962,583   19,962,583
  55       4,266,589      31,551,442    31,551,442   33,551,442    27,971,932    27,971,932   29,971,932
  60       5,531,817      50,472,129    50,472,129   52,472,129    43,366,424    43,366,424   45,366,424
  65       7,146,605      80,955,519    80,955,519   82,955,519    65,124,622    65,124,622   67,124,622

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;           ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST           ANNUAL RATE OF RETURN:  12% (10.36% net)
MALE NON-SMOKER ISSUE AGE 35       ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS              ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------- ------------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH         DEATH     ACCUMULATION      CASH         DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)    BENEFIT(2)     VALUE(2)      VALUE(2)     BENEFIT(2)
------ ---------------- -------------- ------------ ------------ -------------- ------------ -------------
   1          15,645          15,331        14,586    2,015,331        15,328        14,583    2,015,328
   2          32,072          32,246        31,650    2,032,246        32,233        31,637    2,032,233
   3          49,321          50,908        50,461    2,050,908        50,876        50,429    2,050,876
   4          67,432          71,496        71,198    2,071,496        71,433        71,135    2,071,433
   5          86,449          94,208        94,059    2,094,208        94,100        93,951    2,094,100
   6         106,416         119,263       119,263    2,119,263       119,092       119,092    2,119,092
   7         127,382         146,901       146,901    2,146,901       146,643       146,643    2,146,643
   8         149,396         177,399       177,399    2,177,399       177,025       177,025    2,177,025
   9         172,511         211,087       211,087    2,211,087       210,561       210,561    2,210,561
  10         196,781         248,298       248,298    2,248,298       247,578       247,578    2,247,578
  11         222,265         289,399       289,399    2,289,399       288,432       288,432    2,288,432
  12         249,023         334,796       334,796    2,334,796       333,518       333,518    2,333,518
  13         277,120         384,934       384,934    2,384,934       383,270       383,270    2,383,270
  14         306,621         440,306       440,306    2,440,306       438,164       438,164    2,438,164
  15         337,597         501,457       501,457    2,501,457       498,728       498,728    2,498,728
  16         370,121         568,987       568,987    2,568,987       565,537       565,537    2,565,537
  17         404,273         643,553       643,553    2,643,553       639,226       639,226    2,639,226
  18         440,131         725,886       725,886    2,725,886       720,486       720,486    2,720,486
  19         477,783         816,783       816,783    2,816,783       810,078       810,078    2,810,078
  20         517,317         917,128       917,128    2,917,128       908,838       908,838    2,908,838
  25         746,690       1,597,555     1,597,555    4,169,618     1,574,096     1,574,096    4,108,391
  30       1,039,436       2,704,139     2,704,139    5,895,024     2,638,099     2,638,099    5,751,057
  35       1,413,061       4,485,473     4,485,473    8,253,270     4,301,173     4,301,173    7,914,158
  40       1,889,912       7,307,454     7,307,454   11,545,777     6,823,371     6,823,371   10,780,927
  45       2,498,509      11,668,506    11,668,506   16,219,224    10,466,748    10,466,748   14,548,780
  50       3,275,249      18,208,174    18,208,174   22,942,299    15,536,978    15,536,978   19,576,593
  55       4,266,589      27,776,429    27,776,429   32,776,186    22,292,547    22,292,547   26,305,205
  60       5,531,817      41,958,076    41,958,076   46,573,464    31,593,036    31,593,036   35,068,269
  65       7,146,605      64,969,294    64,969,294   67,568,066    44,019,732    44,019,732   46,019,732

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN:  6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS              ASSUMING CURRENT COSTS                  ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------- ----------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH         DEATH     ACCUMULATION      CASH        DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)    BENEFIT(2)     VALUE(2)      VALUE(2)    BENEFIT(2)
------ ---------------- -------------- ------------ ------------ -------------- ------------ -----------
   1          15,645          14,498       13,753    2,014,498         14,495       13,750    2,014,495
   2          32,072          29,623       29,027    2,029,623         29,611       29,015    2,029,611
   3          49,321          45,402       44,955    2,045,402         45,372       44,925    2,045,372
   4          67,432          61,862       61,564    2,061,862         61,805       61,507    2,061,805
   5          86,449          79,032       78,883    2,079,032         78,934       78,785    2,078,934
   6         106,416          96,941       96,941    2,096,941         96,788       96,788    2,096,788
   7         127,382         115,618      115,618    2,115,618        115,391      115,391    2,115,391
   8         149,396         135,095      135,095    2,135,095        134,772      134,772    2,134,772
   9         172,511         155,404      155,404    2,155,404        154,959      154,959    2,154,959
  10         196,781         176,603      176,603    2,176,603        176,002      176,002    2,176,002
  11         222,265         198,735      198,735    2,198,735        197,941      197,941    2,197,941
  12         249,023         221,839      221,839    2,221,839        220,807      220,807    2,220,807
  13         277,120         245,954      245,954    2,245,954        244,631      244,631    2,244,631
  14         306,621         271,119      271,119    2,271,119        269,442      269,442    2,269,442
  15         337,597         297,376      297,376    2,297,376        295,272      295,272    2,295,272
  16         370,121         324,765      324,765    2,324,765        322,146      322,146    2,322,146
  17         404,273         353,327      353,327    2,353,327        350,090      350,090    2,350,090
  18         440,131         383,103      383,103    2,383,103        379,122      379,122    2,379,122
  19         477,783         414,131      414,131    2,414,131        409,254      409,254    2,409,254
  20         517,317         446,449      446,449    2,446,449        440,498      440,498    2,440,498
  25         746,690         628,720      628,720    2,628,720        613,441      613,441    2,613,441
  30       1,039,436         847,712      847,712    2,847,712        810,937      810,937    2,810,937
  35       1,413,061       1,100,737    1,100,737    3,100,737      1,013,181    1,013,181    3,013,181
  40       1,889,912       1,368,516    1,368,516    3,368,516      1,168,391    1,168,391    3,168,391
  45       2,498,509       1,588,800    1,588,800    3,588,800      1,139,136    1,139,136    3,139,136
  50       3,275,249       1,614,125    1,614,125    3,614,125        677,914      677,914    2,677,914
  55       4,266,589       1,201,025    1,201,025    3,201,025              0            0            0
  60       5,531,817          48,669       48,669    2,048,669              0            0            0
  65               0               0            0            0              0            0            0

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:  6% (4.36% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS              ASSUMING CURRENT COSTS                  ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   ---------------------------------------- ----------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION      CASH         DEATH     ACCUMULATION      CASH        DEATH
 YEAR      PER YEAR        VALUE(2)      VALUE(2)    BENEFIT(2)     VALUE(2)      VALUE(2)    BENEFIT(2)
------ ---------------- -------------- ------------ ------------ -------------- ------------ -----------
   1          15,645          14,498       13,753    2,014,498         14,495       13,750    2,014,495
   2          32,072          29,623       29,027    2,029,623         29,611       29,015    2,029,611
   3          49,321          45,402       44,955    2,045,402         45,372       44,925    2,045,372
   4          67,432          61,862       61,564    2,061,862         61,805       61,507    2,061,805
   5          86,449          79,032       78,883    2,079,032         78,934       78,785    2,078,934
   6         106,416          96,941       96,941    2,096,941         96,788       96,788    2,096,788
   7         127,382         115,618      115,618    2,115,618        115,391      115,391    2,115,391
   8         149,396         135,095      135,095    2,135,095        134,772      134,772    2,134,772
   9         172,511         155,404      155,404    2,155,404        154,959      154,959    2,154,959
  10         196,781         176,603      176,603    2,176,603        176,002      176,002    2,176,002
  11         222,265         198,735      198,735    2,198,735        197,941      197,941    2,197,941
  12         249,023         221,839      221,839    2,221,839        220,807      220,807    2,220,807
  13         277,120         245,954      245,954    2,245,954        244,631      244,631    2,244,631
  14         306,621         271,119      271,119    2,271,119        269,442      269,442    2,269,442
  15         337,597         297,376      297,376    2,297,376        295,272      295,272    2,295,272
  16         370,121         324,765      324,765    2,324,765        322,146      322,146    2,322,146
  17         404,273         353,327      353,327    2,353,327        350,090      350,090    2,350,090
  18         440,131         383,103      383,103    2,383,103        379,122      379,122    2,379,122
  19         477,783         414,131      414,131    2,414,131        409,254      409,254    2,409,254
  20         517,317         446,449      446,449    2,446,449        440,498      440,498    2,440,498
  25         746,690         628,720      628,720    2,628,720        613,441      613,441    2,613,441
  30       1,039,436         847,712      847,712    2,847,712        810,937      810,937    2,810,937
  35       1,413,061       1,100,737    1,100,737    3,100,737      1,013,181    1,013,181    3,013,181
  40       1,889,912       1,368,516    1,368,516    3,368,516      1,168,391    1,168,391    3,168,391
  45       2,498,509       1,588,800    1,588,800    3,588,800      1,139,136    1,139,136    3,139,136
  50       3,275,249       1,614,125    1,614,125    3,614,125        677,914      677,914    2,677,914
  55       4,266,589       1,201,025    1,201,025    3,201,025              0            0            0
  60       5,531,817          48,669       48,669    2,048,669              0            0            0
  65               0               0            0            0              0            0            0



-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 GUIDELINE PREMIUM TEST                  ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          15,645         13,664      12,919    2,013,664        13,661      12,916    2,013,661
   2          32,072         27,100      26,504    2,027,100        27,088      26,492    2,027,088
   3          49,321         40,310      39,863    2,040,310        40,281      39,834    2,040,281
   4          67,432         53,296      52,998    2,053,296        53,243      52,945    2,053,243
   5          86,449         66,062      65,913    2,066,062        65,973      65,824    2,065,973
   6         106,416         78,609      78,609    2,078,609        78,472      78,472    2,078,472
   7         127,382         90,938      90,938    2,090,938        90,739      90,739    2,090,739
   8         149,396        103,051     103,051    2,103,051       102,772     102,772    2,102,772
   9         172,511        114,949     114,949    2,114,949       114,569     114,569    2,114,569
  10         196,781        126,633     126,633    2,126,633       126,128     126,128    2,126,128
  11         222,265        138,103     138,103    2,138,103       137,446     137,446    2,137,446
  12         249,023        149,358     149,358    2,149,358       148,516     148,516    2,148,516
  13         277,120        160,412     160,412    2,160,412       159,345     159,345    2,159,345
  14         306,621        171,264     171,264    2,171,264       169,928     169,928    2,169,928
  15         337,597        181,910     181,910    2,181,910       180,254     180,254    2,180,254
  16         370,121        192,348     192,348    2,192,348       190,310     190,310    2,190,310
  17         404,273        202,568     202,568    2,202,568       200,076     200,076    2,200,076
  18         440,131        212,563     212,563    2,212,563       209,529     209,529    2,209,529
  19         477,783        222,320     222,320    2,222,320       218,638     218,638    2,218,638
  20         517,317        231,825     231,825    2,231,825       227,370     227,370    2,227,370
  25         746,690        274,954     274,954    2,274,954       263,941     263,941    2,263,941
  30       1,039,436        307,674     307,674    2,307,674       281,921     281,921    2,281,921
  35       1,413,061        320,440     320,440    2,320,440       260,029     260,029    2,260,029
  40       1,889,912        290,354     290,354    2,290,354       154,567     154,567    2,154,567
  45       2,498,509        162,609     162,609    2,162,609             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0



-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                JP FINANCIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II;            ASSUMED HYPOTHETICAL GROSS
 CASH VALUE ACCUMULATION TEST            ANNUAL RATE OF RETURN:  0% (-1.64% net)
MALE NON-SMOKER ISSUE AGE 35         ASSUMED ANNUAL PREMIUM(1):         $14,900
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT

           PREMIUMS             ASSUMING CURRENT COSTS                ASSUMING GUARANTEED COSTS
  END     ACCUMULATED   -------------------------------------- --------------------------------------
  OF    AT 5% INTEREST   ACCUMULATION     CASH        DEATH     ACCUMULATION     CASH       DEATH
 YEAR      PER YEAR        VALUE(2)     VALUE(2)   BENEFIT(2)     VALUE(2)     VALUE(2)   BENEFIT(2)
------ ---------------- -------------- ---------- ------------ -------------- ---------- -----------
   1          15,645         13,664      12,919    2,013,664        13,661      12,916    2,013,661
   2          32,072         27,100      26,504    2,027,100        27,088      26,492    2,027,088
   3          49,321         40,310      39,863    2,040,310        40,281      39,834    2,040,281
   4          67,432         53,296      52,998    2,053,296        53,243      52,945    2,053,243
   5          86,449         66,062      65,913    2,066,062        65,973      65,824    2,065,973
   6         106,416         78,609      78,609    2,078,609        78,472      78,472    2,078,472
   7         127,382         90,938      90,938    2,090,938        90,739      90,739    2,090,739
   8         149,396        103,051     103,051    2,103,051       102,772     102,772    2,102,772
   9         172,511        114,949     114,949    2,114,949       114,569     114,569    2,114,569
  10         196,781        126,633     126,633    2,126,633       126,128     126,128    2,126,128
  11         222,265        138,103     138,103    2,138,103       137,446     137,446    2,137,446
  12         249,023        149,358     149,358    2,149,358       148,516     148,516    2,148,516
  13         277,120        160,412     160,412    2,160,412       159,345     159,345    2,159,345
  14         306,621        171,264     171,264    2,171,264       169,928     169,928    2,169,928
  15         337,597        181,910     181,910    2,181,910       180,254     180,254    2,180,254
  16         370,121        192,348     192,348    2,192,348       190,310     190,310    2,190,310
  17         404,273        202,568     202,568    2,202,568       200,076     200,076    2,200,076
  18         440,131        212,563     212,563    2,212,563       209,529     209,529    2,209,529
  19         477,783        222,320     222,320    2,222,320       218,638     218,638    2,218,638
  20         517,317        231,825     231,825    2,231,825       227,370     227,370    2,227,370
  25         746,690        274,954     274,954    2,274,954       263,941     263,941    2,263,941
  30       1,039,436        307,674     307,674    2,307,674       281,921     281,921    2,281,921
  35       1,413,061        320,440     320,440    2,320,440       260,029     260,029    2,260,029
  40       1,889,912        290,354     290,354    2,290,354       154,567     154,567    2,154,567
  45       2,498,509        162,609     162,609    2,162,609             0           0            0
  50               0              0           0            0             0           0            0
  55               0              0           0            0             0           0            0
  60               0              0           0            0             0           0            0
  65               0              0           0            0             0           0            0

-------
(1) Assumes a $14,900 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR J.P. MORGAN SERIES TRUST II. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JP FINANCIAL SEPARATE ACCOUNT C, OR J.P. MORGAN TRUST II THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           Jefferson Pilot Financial Insurance Company and Subsidiary

                   Audited Consolidated Financial Statements

              As of December 31, 1999 and for the year then ended


Contents



Report of Independent Auditors ............................................ F-1
Consolidated Balance Sheet ................................................ F-2
Consolidated Statement of Income .......................................... F-3
Consolidated Statement of Stockholder's Equity ............................ F-4
Consolidated Statement of Cash Flows ...................................... F-5
Notes to Consolidated Financial Statements ................................ F-6

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        REPORT OF INDEPENDENT AUDITORS


The Board of Directors
Jefferson Pilot Financial Insurance Company and Subsidiary

We have audited the accompanying consolidated balance sheet of Jefferson Pilot Financial Insurance Company (a wholly-owned subsidiary of Jefferson Pilot Corporation) and subsidiary as of December 31, 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Jefferson Pilot Financial Insurance Company and subsidiary at December 31, 1999, and the consolidated results of their operations and their cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States.



                                                 /s/ Ernst & Young LLP


February 4, 2000

           JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheet


                               December 31, 1999
                   (In Thousands, except for Share Amounts)

Assets
Invested assets
 Debt securities available-for-sale, at fair value (amortized cost--$3,043,854)...........    $2,920,793
 Equity securities available-for-sale, at fair value (cost--$8,333).......................         9,686
 Policy loans ............................................................................       267,335
 Mortgage loans on real estate ...........................................................       441,836
                                                                                              ----------
Total investments ........................................................................     3,639,650

Cash and cash equivalents ................................................................        49,158
Accrued investment income ................................................................        59,876
Due from reinsurers ......................................................................       275,991
Deferred policy acquisition costs ........................................................       208,209
Value of business acquired ...............................................................       510,825
Cost in excess of net assets acquired, net of accumulated amortization of $12,119.........       150,664
Property and equipment, net of accumulated depreciation of $9,184.........................         9,611
Deferred federal income taxes ............................................................        22,688
Assets held in separate accounts .........................................................     1,274,866
Other assets .............................................................................         9,818
                                                                                              ----------
                                                                                              $6,211,356
                                                                                              ==========

Liabilities
Policy liabilities:
 Policyholder contract deposits ..........................................................    $2,841,387
 Future policy benefits ..................................................................       649,691
 Policy and contract claims ..............................................................        42,427
 Premiums paid in advance ................................................................         2,148
 Other policyholders' funds ..............................................................        95,855
                                                                                              ----------
Total policy liabilities .................................................................     3,631,508

Payable to affiliates ....................................................................        37,726
Liabilities related to separate accounts .................................................     1,274,866
Securities sold under repurchase agreements ..............................................       166,570
Accrued expenses and other liabilities ...................................................       141,941
                                                                                              ----------
                                                                                               5,252,611
Commitments and contingent liabilities ...................................................            --

Stockholder's equity
 Common stock, par value $5 per share, 600,000 shares authorized, issued and outstanding..         3,000
 Paid in capital .........................................................................       756,066
 Retained earnings .......................................................................       236,305
 Accumulated other comprehensive income--net unrealized losses on securities .............       (36,626)
                                                                                              ----------
                                                                                                 958,745
                                                                                              ----------
                                                                                              $6,211,356
                                                                                              ==========

See notes to consolidated financial statements.

         JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statement of Income


                         Year ended December 31, 1999
                                (In Thousands)

Revenues
Premiums and policy charges ..................................    $317,215
Net investment income ........................................     261,344
Realized investment losses ...................................        (720)
Other income (expense) .......................................        (239)
                                                                  --------
Total revenues ...............................................     577,600

Benefits and expenses
Policy benefits and claims ...................................     283,773
Commissions and operating expenses, net of deferrals .........      48,062
Amortization of intangibles ..................................      67,744
Taxes, licenses and fees .....................................      20,311
                                                                  --------
Total benefits and expenses ..................................     419,890
                                                                  --------
Income before federal income tax .............................     157,710
                                                                  --------
Federal income tax expense:
 Current .....................................................      28,387
 Deferred ....................................................      27,025
                                                                  --------
                                                                    55,412
                                                                  --------
Net income ...................................................    $102,298
                                                                  ========

See notes to consolidated financial statements.

           JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARY

                Consolidated Statement of Stockholder's Equity


                                (In Thousands)

                                                                                      Accumulated Other
                                                                                   Comprehensive Income--         Total
                                         Common        Paid in       Retained       Net Unrealized Gains      Stockholder's
                                          Stock        Capital       Earnings      (Losses) on Securities         Equity
                                       ----------   ------------   ------------   ------------------------   --------------
Balance, December 31, 1998 .........    $ 3,000      $ 756,066      $ 134,007             $ 42,103             $ 935,176
Net income .........................         --             --        102,298                   --               102,298
Other comprehensive income .........         --             --             --              (78,729)              (78,729)
                                                                                                               ---------
 Comprehensive income ..............         --             --             --                   --                23,569
                                        -------      ---------      ---------             --------             ---------
Balance, December 31, 1999 .........    $ 3,000      $ 756,066      $ 236,305             $(36,626)            $ 958,745
                                        =======      =========      =========             ========             =========

See notes to consolidated financial statements.

           JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statement of Cash Flows


                         Year ended December 31, 1999
                                (In Thousands)

Operating activities
Net income ...............................................................................    $  102,298
Adjustments to reconcile net income to net cash provided by operating activities:
 Change in future policy benefits, policy and contract claims and premiums paid in                 7,242
  advance, net
 Credits to policyholder accounts, net ...................................................      (124,370)
 Policy acquisition costs deferred, net of amortization ..................................       (95,250)
 Net amortization of value of business acquired ..........................................        31,325
 Change in accrued investment income .....................................................        (6,250)
 Realized investment losses ..............................................................           720
 Amortization of investment premiums .....................................................         4,201
 Provision for depreciation ..............................................................         6,417
 Provision for deferred income tax .......................................................        27,025
 Change in receivables and asset accruals ................................................       (14,323)
 Change in payables and expense accruals .................................................        78,929
 Other operating activities, net .........................................................       (10,533)
                                                                                              ----------
Net cash provided by operating activities ................................................         7,431

Investing activities
Proceeds from sales of debt securities ...................................................       239,384
Proceeds from maturities of debt securities ..............................................       302,338
Proceeds from sales of equity securities .................................................         2,616
Purchases of debt securities .............................................................      (627,847)
Purchases of equity securities ...........................................................        (2,600)
Mortgage loans originated ................................................................      (167,280)
Repayments of mortgage loans .............................................................         6,936
Policy loans issued, net of repayments ...................................................       (21,045)
                                                                                              ----------
Net cash used in investing activities ....................................................      (267,498)

Financing activities
Deposits credited to policyholders' funds ................................................       440,343
Withdrawals from policyholders' funds ....................................................      (200,888)
Proceeds from securities sold under repurchase agreements ................................        64,440
Decrease in loans payable ................................................................        (1,184)
                                                                                              ----------
Net cash provided by financing activities ................................................       302,711
                                                                                              ----------
Net increase in cash and cash equivalents ................................................        42,644
Cash and cash equivalents, beginning of period ...........................................         6,514
                                                                                              ----------
Cash and cash equivalents, end of period .................................................    $   49,158
                                                                                              ==========

See notes to consolidated financial statements.

                  Notes to Consolidated Financial Statements

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

1. Basis of Presentation
Nature of Operations

Jefferson Pilot Financial Insurance Company is a wholly-owned subsidiary of Jefferson-Pilot Corporation (Parent) and is principally engaged in the sale of individual life insurance and investment products. These products are marketed primarily through personal producing general agents throughout the United States.

2. Summary of Significant Accounting Policies
Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of Jefferson Pilot Financial Insurance Company (the Company) and its subsidiary, Jefferson Pilot LifeAmerica Insurance Company. Significant intercompany transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are asset valuation allowances, policy liabilities, deferred policy acquisition costs, value of business acquired and the potential effects of resolving litigated matters.

Cash and Cash Equivalents

The Company includes with cash and cash equivalents its holdings of short-term investments which are highly liquid investments that mature within three months of the date of acquisition.

Invested Assets

Debt and equity securities are classified as securities available-for-sale, stated at fair value with net unrealized gains and losses included in accumulated other comprehensive income, net of deferred income taxes and adjustments to deferred policy acquisition costs and value of business acquired.

Policy loans are carried at the unpaid balances.

Mortgage loans on real estate are stated at the unpaid balances, net of allowances for unrecoverable amounts. The Company's mortgage loan portfolio is comprised of conventional real estate mortgages collateralized by retail (27%), apartment (20%), industrial (22%), hotel (20%) and office (11%) properties.

Mortgage loan underwriting standards emphasize the credit status of a prospective borrower, quality of the underlying collateral and conservative loan-to-value relationships. Of stated mortgage loan balances as of December 31, 1999, 29% are due from borrowers in South Atlantic states, 21% are due from borrowers in West South Central states, 14% are due from borrowers in West North Central states, 11% are due from borrowers in East North Central states and 11% are due from borrowers in Pacific states. No other geographic region represents as much as 10% of December 31, 1999 mortgage loans.

Amortization of premiums and accrual of discounts on investments in debt securities are reflected in earnings over the contractual terms of the investments in a manner that produces a constant effective yield. Realized gains and losses on dispositions of securities are determined by the specific identification method.

Recognition of Revenues, Benefits, Claims and Expenses:
Universal Life Products

Universal life products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for universal life products consist of policy charges for the cost of

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

2. Summary of Significant Accounting Policies--Continued

insurance, policy administration and surrenders that have been assessed against policy account balances during the period.

Policy fund liabilities for universal life and other interest-sensitive life insurance policies are computed in accordance with the retrospective deposit method and represent policy account balances before surrender charges. Policy fund assets and liabilities for variable universal life insurance are segregated and recorded as separate account assets and liabilities. Separate account assets are carried at market values as of the balance sheet date and are invested by the Company at the direction of the policyholder. Investments are made in different portfolios in a series fund. Each of the portfolios has specific investment objectives and the investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders. Accordingly, operating results of the separate account are not included in the consolidated statement of income.

Policy claims that are charged to expense include claims incurred in the period in excess of related policy account balances. Other policy benefits include interest credited to universal life and other interest-sensitive life insurance policies. Interest crediting rates ranged from 4.35% to 6.60% in 1999.

Investment Products

Investment products include flexible premium annuities, structured settlement annuities and other supplementary contracts without life contingencies. Revenues for investment products consist of policy charges for the cost of insurance, policy administration and surrenders that have been assessed against policy account balances during the period. Deposits for these products are recorded as policy fund liabilities, which are increased by interest credited to the liabilities and decreased by withdrawals and policy charges assessed against the contract holders. Interest crediting rates generally ranged from 4% to 9.5% in 1999.

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Premium revenues for traditional life insurance are recognized as revenues when due. The liabilities for future policy benefits are computed by the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions ranged from 2% to 6% at December 31, 1999. Mortality is calculated principally on an experience multiple applied to select and ultimate tables in common usage in the industry. Estimated withdrawals are determined principally based on industry tables. Policy benefits and claims are charged to expense as incurred.

Policy and Contract Claims

The liability for policy and contract claims consists of the estimated amount payable for claims reported but not yet settled, and an estimate of claims incurred but not reported, which is based on historical experience, adjusted for trends and circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.

Reinsurance

Reinsurance receivables include amounts recoverable from reinsurers related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies.

Deferred Policy Acquisition Costs and Value of Business Acquired

Costs related to obtaining new business, including commissions, certain costs of underwriting and issuing policies and certain agency office expenses, all of which vary with and are primarily related to the production of new business, have been deferred.

          Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

2. Summary of Significant Accounting Policies--Continued

Deferred Policy Acquisition Costs and Value of Business Acquired (continued)

Deferred policy acquisition costs for traditional life insurance polices are amortized over the premium paying periods of the related contracts using the same assumptions for anticipated premium revenue that are used to compute liabilities for future policy benefits. For universal life and investment products, these costs are amortized at a constant rate based on the present value of the estimated future gross profits to be realized over the terms of the contracts, not to exceed 25 years.

Value of business acquired represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuity business purchased, using the same assumptions used to value the related liabilities. Amortization of the value of business acquired occurs over the related contract periods, using current crediting rates to accrete interest and a constant amortization rate based on the present value of expected future profits.

The carrying amounts of deferred policy acquisition costs and value of business acquired related to universal life and investment contracts is adjusted to reflect the effects that the unrealized gains or losses on investments classified as available-for-sale would have had on the present value of estimated gross profits had such gains or losses actually been realized. This adjustment is excluded from income and charged or credited directly to accumulated other comprehensive income, net of applicable deferred income tax. The carrying amounts of deferred policy acquisition costs and value of business acquired is also adjusted for the effect of realized gains and losses.

The carrying amounts of deferred policy acquisition costs and value of buisness acquired are reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments have been reflected in earnings in 1999.

Cost in Excess of Assets Acquired

The excess of Jefferson-Pilot's purchase price over the fair value of assets acquired, which has been "pushed down" to the Company level for financial reporting purposes, is being amortized on a straight-line basis over 35 years. Carrying amounts are regularly reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors.

Property and Equipment

Property and equipment used in operations are carried at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated remaining useful lives of the assets.

Federal Income Taxes

The Company is not included in the Parent's consolidated tax return, but instead files its own return with its wholly-owned subsidiary.

Deferred income tax assets and liabilities are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the financial statements. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted.

New Accounting Pronouncement

Effective January 1, 2001, the Company will adopt SFAS 133, "Accounting for Derivative Instruments and for Hedging Activities". SFAS 133 requires companies to recognize all derivatives on the balance sheet at fair value and establishes special accounting rules for hedging activities. The effect of the hedge accounting rules is to permit a company to offset changes in fair value or cash flows of both the hedged item and hedging instrument in earnings in the same period. Changes in the fair value of derivatives that do not qualify for hedge accounting are reported in earnings in the period of the change. Based on the limited nature of the Company's use of derivatives and hedging activities, adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

3. Invested Assets

Aggregate amortized cost, aggregate fair value and gross unrealized gains and losses of debt securities available-for-sale at December 31, 1999 were as follows (in thousands):

                                                                                 Gross          Gross
                                                               Amortized      Unrealized     Unrealized         Fair
                                                                  Cost           Gains         Losses          Value
                                                             -------------   ------------   ------------   -------------
U.S. Treasury obligations and direct obligations of
 U.S. government agencies ................................    $   78,201        $  409        $    238      $   78,372
Corporate bonds ..........................................     2,106,958         4,379          92,674       2,018,663
Obligations of states and political subdivisions .........           482            --             127             355
Mortgage-backed securities ...............................       858,096         2,028          36,848         823,276
Redeemable preferred stocks ..............................           117            10              --             127
                                                              ----------        ------        --------      ----------
Total debt securities ....................................    $3,043,854        $6,826        $129,887      $2,920,793
                                                              ==========        ======        ========      ==========

Aggregate amortized cost and aggregate fair value of debt securities at December 31, 1999 by contractual maturity were as follows (in thousands):

                                                                                             Amortized          Fair
                                                                                                Cost           Value
                                                                                           -------------   -------------
Due in one year or less ................................................................    $   37,886      $   37,876
Due after one year through five years ..................................................       242,222         240,843
Due after five years through ten years .................................................       727,821         694,374
Due after ten years ....................................................................       559,453         541,688
Amounts not due at a single maturity date ..............................................     1,476,472       1,406,012
                                                                                            ----------      ----------
                                                                                            $3,043,854      $2,920,793
                                                                                            ==========      ==========

Actual future maturities will differ from the contractual maturities shown because the issuers of certain debt securities have the right to call or prepay the amounts due to the Company, with or without penalty.

The sources of net investment income for the year ended December 31, 1999 were as follows (in thousands):

 Debt securities ........................................................................................     $226,627
 Equity securities ......................................................................................          853
 Policy loans ...........................................................................................       18,936
 Mortgage loans .........................................................................................       28,010
 Other ..................................................................................................        1,012
                                                                                                              --------
 Gross investment income ................................................................................      275,438
 Investment expenses ....................................................................................       14,094
                                                                                                              --------
 Net investment income ..................................................................................     $261,344
                                                                                                              ========

Realized investment gains and (losses) for the year ended December 31, 1999 were as follows (in thousands):

 Debt securities ........................................................................................      $    2
 Equity securities ......................................................................................         (95)
 Real estate ............................................................................................         222
 Increase in mortgage loan valuation allowance ..........................................................        (863)
 Amortization of value of business acquired .............................................................          14
                                                                                                               ------
 Realized investment losses .............................................................................      $ (720)
                                                                                                               ======

Gross realized gains and (losses) on available-for-sale securities were $2,725 thousand and $(2,818) thousand, for the year ended December 31, 1999.

          Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

3. Invested Assets--Continued

The changes in unrealized gains (losses) on securities classified as available-for-sale for the Company for the year ended December 31, 1999 were as follows (in thousands):

     Change in equity securities ....................................    $     (966)
     Change in debt securities ......................................      (260,130)
     Change in value of business acquired adjustment ................       139,974
                                                                         ----------
                                                                           (121,122)
     Deferred income taxes ..........................................        42,393
                                                                         ----------
     Change in net unrealized gains (losses) ........................    $  (78,729)
                                                                         ==========

The Company participates in a securities lending program. The Company generally receives cash collateral in an amount that is in excess of the market value of the securities loaned. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. At December 31, 1999, the market value of securities loaned and collateral received amounted to $25.6 million and $26.2 million, respectively.

The allowance for credit losses on mortgage loans increased from $3.6 at December 31, 1998 to $4.5 million at December 31, 1999.

4. Derivatives
Use of Derivatives

The Company's investment policy permits the use of derivative financial instruments such as interest rate swaps in certain circumstances. At December 31, 1999, such interest rate swaps are held to modify specific floating-rate direct investments. The notional amount is $60 million, with the Company receiving an average fixed rate of 7.45% and paying an average floating rate of 5.39% based primarily on the 3 month and 6 month LIBOR rates.

The interest rate swaps are used to reduce the impact of interest rate fluctuations on specific floating-rate direct investments. Interest is exchanged periodically on the notional value, with the Company receiving a fixed rate and paying a short-term LIBOR rate on a net exchange basis. The net amount received or paid under swaps is reflected as an adjustment to investment income. All of the hedges are of investments classified as available-for-sale, and net unrealized gains and losses, net of the effects of income taxes and the impact on deferred policy acquisition costs and the value of business acquired, are not significant and are included in accumulated other comprehensive income in stockholder's equity as of December 31, 1999.

Credit and Market Risk

The Company is exposed to credit risk in the event of non-performance by counterparties to swap agreements. The Company limits this exposure by entering into swap agreements with counterparties having high credit ratings and by regularly monitoring the ratings.

The Company's credit exposure on swaps is limited to the fair value of swap agreements that are favorable to the Company. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material adverse effect on the Company's financial position or results of operations.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of swap agreements and the related direct investments. The Company routinely monitors correlation between hedged items and hedging instruments. In the event a hedge relationship is terminated or loses correlation, any related hedging instrument that remained would be marked-to-market through income. If the hedging instrument is terminated, any gain or loss is deferred and amortized over the remaining life of the hedged asset.

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

5. Deferred Policy Acquisition Costs and Value of Business Acquired

Policy acquisition costs deferred and the related amortization charged to income for the year ended December 31, 1999 were as follows (in thousands):

Beginning balance ......................................................    $ 112,959
Deferral:
 Commissions ...........................................................       85,032
 Other .................................................................       24,964
                                                                            ---------
                                                                              109,996
Amortization ...........................................................      (14,746)
                                                                            ---------
Ending balance .........................................................    $ 208,209
                                                                            =========

Changes in the value of business acquired for the year ended December 31, 1999 were as follows (in thousands):

Beginning balance ......................................................    $ 402,176
Deferral of commissions and accretion of interest ......................       17,030
Amortization ...........................................................      (48,369)
Adjustment related to realized gains on debt securities ................           14
Adjustment related to unrealized gains on securities available-for-sale       139,974
                                                                            ---------
Ending balance .........................................................    $ 510,825
                                                                            =========

Expected approximate amortization percentages of the value of business acquired as of December 31, 1999 over the next five years were as follows:

     Year ending December 31:
          2000 ..........................................................       10.3%
          2001 ..........................................................        9.0%
          2002 ..........................................................        8.1%
          2003 ..........................................................        7.2%
          2004 ..........................................................        6.4%

6. Federal Income Taxes

The tax effects of temporary differences that gave rise to deferred income tax liabilities and assets at December 31, 1999 are as follows (in thousands):

     Deferred income tax assets:
      Future policy benefits and policy fund balances ...................    $123,034
      Net unrealized losses on securities ...............................      19,721
      Other .............................................................      31,259
                                                                             --------
     Total ..............................................................     174,014

     Deferred income tax liabilities:
      Value of business acquired ........................................     124,918
      Deferred policy acquisition costs .................................         448
      Other .............................................................      25,960
                                                                             --------
     Total ..............................................................     151,326
                                                                             --------
     Net deferred income tax asset ......................................    $ 22,688
                                                                             ========

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

6. Federal Income Taxes--Continued

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". The Company has approximately $13.5 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. The Clinton administration is proposing to tax, as part of its 2001 budget initiative, the "Policyholders' Surplus" over a five-year period. No related deferred tax liability has been recognized for the potential tax which would approximate $4.7 million under current proposed rates.

Federal income taxes paid in 1999 were $19.3 million.

7. Pensions

The Company's employees participate in the Parent's defined benefit pension plans covering substantially all employees. The plans are noncontributory and are funded through group annuity contracts issued by Jefferson-Pilot Life Insurance Company, an affiliate. The assets of the plan are those of the related contracts, and are primarily held in the separate accounts of Jefferson-Pilot Life Insurance Company. The plans provide benefits based on annual compensation and years of service. The funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes. The plans are administered by the Parent.

Pension costs allocated to the Company for the year ended December 31, 1999, were $1.5 million.

8. Other Postretirement Benefits

The Company provides certain other postretirement benefits, principally health care and life insurance, to retired employees and their beneficiaries and covered dependents. Postretirement costs of the Company that were allocated from the Parent amounted to approximately $116 thousand for the year ended December 31, 1999.

9. Commitments and Contingent Liabilities

The Company leases electronic data processing equipment and field office space under noncancelable operating lease agreements. The lease terms generally range from three to five years. Neither annual rent nor future rental commitments are significant.

The Company routinely enters into commitments to extend credit in the form of mortgage loans and to purchase certain debt securities for its investment portfolio in private placement transactions. The fair value of outstanding commitments to fund mortgage loans and to acquire debt securities in private placement transactions, which are not reflected in the consolidated balance sheet, approximates $1.6 million as of December 31, 1999.

In the normal course of business, the Company and its subsidiary are parties to various lawsuits. Because of the considerable uncertainties that exist, the Company cannot predict the outcome of pending or future litigation. However, management believes that the resolution of pending legal proceedings will not have a material adverse effect on the Company's financial position or results of operations.

10. Reinsurance

The Company attempts to reduce its exposure to significant individual claims by reinsuring portions of certain life insurance contracts written. The maximum amount of individual life insurance retained on any one life, including accidental death benefits, is $1.5 million.

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

10. Reinsurance--Continued

The effect of reinsurance on the premiums and policy charges in the consolidated statement of income for the year ended December 31, 1999 was as follows (in thousands):

                                                          Ceded to
                                             Direct        Other          Net
                                             Amount      Companies      Amount
                                          -----------   -----------   ----------
Total premiums and policy charges .....    $382,529       $65,314      $317,215
                                           ========       =======      ========

Reinsurance recoveries which have been deducted from benefits, claims and expenses in the consolidated statement of income for the Company were $53,398.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to the Company. The Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk related to reinsurance activities. No significant credit losses resulted from the Company's reinsurance activities during the year ended December 31, 1999.

As of December 31, 1999, the Company had a reinsurance recoverable of $87 million from a single reinsurer, pursuant to a 50% coinsurance agreement. The Company and the reinsurer are joint and equal owners in $191 million of securities and short-term investments as of December 31, 1999, 50% of which is included in investments in the accompanying consolidated balance sheet.

11. Statutory Financial Information

The Company prepares financial statements on the basis of statutory accounting practices (SAP) prescribed or permitted by the New Hampshire Department of Insurance. Prescribed SAP include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations and administrative rules. Permitted SAP encompass all accounting practices not so prescribed. The impact of permitted accounting practices on statutory capital and surplus is not significant for the Company.

The principal differences between SAP and generally accepted accounting principles (GAAP) as they relate to the financial statements of the Company are
(1) policy acquisition costs are expensed as incurred under SAP, whereas they are deferred and amortized under GAAP, (2) amounts collected from holders of universal life-type and investment products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided,
(3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP, (4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (6) no provision is made for deferred income taxes under SAP, and (7) certain assets are not admitted for purposes of determining surplus under SAP.

Reported capital and surplus on a statutory basis at December 31, 1999 was $307.8 million. Reported statutory net income for the year ended December 31, 1999 was $73.5 million.

The amount of GAAP equity in excess of statutory surplus is unavailable for distribution. In addition, various state insurance laws restrict the Company and its insurance subsidiary as to the amount of dividends from statutory surplus they may pay without the prior approval of regulatory authorities. The restrictions generally are based on net gains from operations and on certain levels of surplus as determined in accordance with statutory accounting practices. Dividends in excess of such thresholds are considered "extraordinary" and require prior regulatory approval.

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

11. Statutory Financial Information--Continued

Risk-Based Capital ("RBC") requirements promulgated by the NAIC require life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk and general business risk. As of December 31, 1999, the Company's adjusted capital and surplus exceeded its authorized control level RBC.

The NAIC Codification of Statutory Accounting Principles (Codification) has been completed. The purpose of Codification is to create uniformity in statutory financial reporting across states. Codification must be adopted by individual states before it will have any bearing on the statutory reporting requirements of their domiciliary companies. The NAIC is encouraging the states to adopt Codification as soon as possible, with an implementation date of January 1, 2001. The Company does not expect implementation to have a material impact on its statutory surplus; however, implementation is expected to result in a net reduction of statutory surplus and RBC throughout the insurance industry.

12. Transactions with Affiliated Companies

The Company has entered into service agreements with the Parent and other subsidiaries of the Parent for personnel and facilities usage, general management services and investment management services. The Company expensed $62 million for general management and investment services provided by Jefferson-Pilot Life Insurance Company, another wholly-owned subsidiary of the Parent of which $35.5 million remained payable at December 31, 1999. The remainder of the payable to affiliates at year end was due to other affiliates.

13. Fair Values of Financial Instruments

Fair values of financial instruments are based on quoted market prices where available. Fair values of financial instruments for which quoted market prices are not available are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rates and the estimates of future cash flows. Certain financial instruments, particularly insurance contracts, are excluded from fair value disclosure requirements.

The methods and assumptions used to estimate the fair value of financial instruments are as follows:

o Fair values of debt securities with active markets are based on quoted market prices. For debt securities that trade in less active markets, fair values are obtained from independent pricing services. Fair values of debt securities are principally a function of current interest rates.
o  Fair values of equity securities are based on quoted market prices.
o The carrying value of cash and cash equivalents approximates fair value due to the short maturities of these assets.
o Fair values of policy loans and mortgage loans are estimated using discounted cash flow analyses.
o Fair values of separate account assets and liabilities are reflected in the consolidated balance sheet.
o Fair values of securities sold under repurchase agreements approximate carrying values, which include accrued interest.

           Jefferson Pilot Financial Insurance Company and Subsidiary
                               December 31, 1999

13. Fair Values of Financial Instruments--Continued

The carrying value and fair value of financial instruments at December 31, 1999 were as follows (in thousands):

                                                       Carrying          Fair
                                                        Value           Value
                                                    -------------   ------------
Financial Assets
Debt securities available-for-sale ..............    $2,920,793      $2,920,793
Equity securities available-for-sale ............         9,686           9,686
Cash and cash equivalents .......................        49,158          49,158
Policy loans ....................................       267,335         327,025
Mortgage loans on real estate ...................       441,836         411,008

Financial Liabilities
Securities sold under repurchase agreements .....       166,570         166,570

Securities sold under repurchase agreements with a single counterparty, Credit Suisse First Boston Corporation, totalled $101.5 million at December 31, 1999, and had an average maturity date of March 8, 2000.

14. Other Comprehensive Income

Comprehensive income and its components are displayed in the accompanying statement of stockholder's equity. Currently, the only element of other comprehensive income applicable to the Company is changes in unrealized gains and losses on securities classified as available-for-sale, which are displayed in the following table, along with related tax effects. See Note 3 for further detail of changes in unrealized gains on securities available-for-sale for the year ended December 31, 1999 (in thousands):



Unrealized holding losses arising during period, before taxes ...    $ (121,200)
Income taxes ....................................................        42,420
                                                                     ----------
Unrealized holding losses arising during period, net of taxes ...       (78,780)
Less reclassification adjustment:
 Losses realized in net income, before taxes ....................           (79)
 Income taxes ...................................................            28
                                                                     ----------
 Reclassification adjustment for gains realized in net income ...           (51)
                                                                     ----------
Other comprehensive income--net unrealized gains ................    $  (78,729)
                                                                     ==========

15. Impact of Year 2000 (Unaudited)

The Company's administrative and financial reporting systems are shared among numerous insurance affiliates within the consolidated Jefferson-Pilot Corporation group. In prior years, the Parent discussed the nature and progress of its plans to become Year 2000 ready. In late 1999, the Parent completed its remediation and testing of systems. As a result of those planning and implementation efforts, the Parent experienced no significant disruptions in critical information technology systems and believes those systems successfully responded to the Year 2000 date change. The Parent expensed approximately $20.6 million to date in connection with remediating its systems. The Parent is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. The Parent will continue to monitor its critical computer applications and those of its vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that arise are addressed promptly.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         REPORT OF INDEPENDENT AUDITORS


Contractholders of JPF Separate Account C
JPF Separate Account C
The Board of Directors, JPF Separate Account C


We have audited the accompanying statement of assets and liabilities of the JPF Separate Account C as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of JPF Separate Account C at December 31, 1999, and the results of its operations and the changes in its net assets for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP

Boston, Massachusetts
March 23, 2000

                      STATEMENT OF ASSETS AND LIABILITIES

                             JPF SEPARATE ACCOUNT C
                               December 31, 1999

                                              JPVF          JPVF          JPVF
                                         International      World        Global
                                             Equity        Growth     Hard Assets
                                            Division      Division      Division
                                        --------------- ------------ -------------
ASSETS
Investments at cost ...................   $  367,560     $ 151,756     $ 25,298
                                          ==========     =========     =========
Investments at market value ...........   $  435,659     $ 164,864      $25,849
Net premiums receivable (payable) .....           24           (14)          (2)
                                          ----------     ---------     ---------
    TOTAL NET ASSETS ..................   $  435,683     $ 164,850     $ 25,847
                                          ==========     =========     =========
UNITS OUTSTANDING .....................       32,854        12,952        2,613
NET ASSET VALUE PER UNIT ..............   $   13.262     $  12.729     $  9.891

                                              JPVF            JPVF           JPVF
                                            Emerging         Capital         Small          JPVF
                                             Growth          Growth         Company        Growth
                                            Division        Division       Division       Division
                                        --------------- ---------------- ------------ ----------------
ASSETS
Investments at cost ...................   $   757,867     $  2,589,615    $ 245,978     $    675,952
                                          ===========     ============    =========     ============
Investments at market value ...........   $ 1,128,189     $  3,246,119    $ 293,152     $  1,043,017
Net premiums receivable (payable) .....           (32)          40,578          (24)          40,922
                                          -----------     ------------    ---------     ------------
    TOTAL NET ASSETS ..................   $ 1,128,157     $  3,286,697    $ 293,128     $  1,083,939
                                          ===========     ============    =========     ============
UNITS OUTSTANDING .....................        67,118          244,154       23,712           61,177
NET ASSET VALUE PER UNIT ..............   $    16.810     $     13.463    $  12.363     $     17.719

See notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES

                             JPF SEPARATE ACCOUNT C
                               December 31, 1999

                                            JPVF
                                          Growth &       JPVF          JPVF
                                           Income      Balanced     High Yield
                                          Division     Division      Division
                                        ------------ ------------ --------------
ASSETS
Investments at cost ...................  $ 343,010    $ 341,103      $96,595
                                         =========    =========      =======
Investments at market value ...........  $ 336,924    $ 384,123      $90,465
Accrued investment income .............                                7,424
Net premiums receivable (payable) .....        (28)         (31)          (8)
                                         ---------    ---------      -------
    TOTAL NET ASSETS ..................  $ 336,896    $ 384,092      $97,881
                                         =========    =========      =======
UNITS OUTSTANDING .....................     33,973       30,999        9,996
NET ASSET VALUE PER UNIT ..............  $   9.917    $  12.392      $ 9.793

                                                          Fidelity        Fidelity        Fidelity
                                             JPVF          VIP II           VIP              VIP
                                         Money Market    Contrafund    Equity Income       Growth
                                           Division       Division        Division        Division
                                        -------------- -------------- --------------- ----------------
ASSETS
Investments at cost ...................  $ 1,543,827    $ 1,259,573     $  602,210       $ 1,572,644
                                         ===========    ===========     ==========       ===========
Investments at market value ...........  $ 1,566,981    $ 1,430,879     $  598,910       $ 1,888,766
Accrued investment income .............
Net premiums receivable (payable) .....         (128)           (57)            11            81,355
                                         -----------    -----------     ----------       -----------
    TOTAL NET ASSETS ..................  $ 1,566,853    $ 1,430,822     $  598,921       $ 1,970,121
                                         ===========    ===========     ==========       ===========
UNITS OUTSTANDING .....................      153,053        120,854         55,941           153,388
NET ASSET VALUE PER UNIT ..............  $    10.238    $    11.840     $   10.707       $    12.845

See notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES

                             JPF SEPARATE ACCOUNT C
                               December 31, 1999

                                          Fidelity
                                           VIP II          MFS          MFS       Oppenheimer     Oppenheimer       Templeton
                                         Index 500      Research     Utilities        Bond      Strategic Bond   International II
                                          Division      Division      Division      Division       Division          Division
                                      --------------- ------------ ------------- ------------- ---------------- -----------------
ASSETS
Investments at cost .................   $ 3,153,427    $ 230,594     $ 401,235     $ 248,063        $59,010          $ 434,126
                                        ===========    =========     =========     =========        =======          =========
Investments at market value .........   $ 3,453,873    $ 272,087     $ 472,581     $ 248,200        $60,354          $ 488,508
Net premiums payable ................          (283)         (22)          (39)          (20)            (5)               (40)
                                        -----------    ---------     ---------     ---------        -------          ---------
    TOTAL NET ASSETS ................   $ 3,453,590    $ 272,065     $ 472,542     $ 248,180        $60,349          $ 488,468
                                        ===========    =========     =========     =========        =======          =========
UNITS OUTSTANDING ...................       299,138       22,517        35,088        25,022          6,026             38,367
NET ASSET VALUE PER UNIT ............   $    11.546    $  12.084     $  13.468     $   9.919        $10.016          $  12.733

See notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES

                             JPF SEPARATE ACCOUNT C
                               December 31, 1999

                                              JPM                JPM               JPM               JPM
                                              Bond             Equity         Small Company      Int'l Equity
                                            Division          Division           Division          Division
                                        ---------------   ----------------   ---------------   ---------------
ASSETS
Investments at cost .................     $ 6,287,615       $ 12,901,948       $ 5,042,328      $  8,406,987
                                          ===========       ============       ===========      ============
Investments at market value .........     $ 6,502,708       $ 15,568,897       $ 6,792,598      $ 10,211,840
Net premiums payable ................            (346)              (830)             (362)             (544)
                                          -----------       ------------       -----------      ------------
    TOTAL NET ASSETS ................     $ 6,502,362       $ 15,568,067       $ 6,792,236      $ 10,211,296
                                          ===========       ============       ===========      ============
UNITS OUTSTANDING ...................         481,270            531,753           259,353           549,443
NET ASSET VALUE PER UNIT ............     $    13.512       $     29.278       $    26.191      $     18.586

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                             JPF SEPARATE ACCOUNT C


                                     JPVF                 JPVF                JPVF
                                 International            World              Global
                                    Equity               Growth           Hard Assets
                                   Division             Division            Division
                            ---------------------- ------------------ -------------------
                                  Period from          Period from        Period from
                             February 23, 1999(a)   March 4, 1999(a)   March 13, 1999(a)
                                      to                   to                  to
                                 December 31,         December 31,        December 31,
                                     1999                 1999                1999
                            ---------------------- ------------------ -------------------
Investment Income:
  Dividend income .........        $     --             $     1              $  --
  Distributions of
   realized gains .........              --                   3                 --
                                   --------             -------              -----
                                         --                   4                 --
Expenses:
  Mortality and expense
   risk charge ............           1,627                 579                 74
                                   --------             -------              -----
    Net investment
     loss .................          (1,627)               (575)               (74)
Gain (loss) on investments
  Net realized gain (loss)
   on investments .........           2,323                 814                (19)
  Net unrealized gain on
   investments ............          68,099              13,108                551
                                   --------             -------              -----
  Net gain on
   investments ............          70,422              13,922                532
                                   --------             -------              -----
    Increase in net
     assets from
     operations ...........        $ 68,795             $13,347              $ 458
                                   ========             =======              =====



                                     JPVF                   JPVF                   JPVF
                                   Emerging                Capital                 Small                JPVF
                                    Growth                 Growth                 Company              Growth
                                   Division               Division               Division             Division
                            ---------------------- ---------------------- ---------------------- -----------------
                                  Period from            Period from            Period from         Period from
                             February 23, 1999(a)   February 23, 1999(a)   February 23, 1999(a)   March 2, 1999(a)
                                      to                     to                     to                   to
                                 December 31,           December 31,           December 31,         December 31,
                                     1999                   1999                   1999                 1999
                            ---------------------- ---------------------- ---------------------- -----------------
Investment Income:
  Dividend income .........        $     --               $     --               $    13             $     --
  Distributions of
   realized gains .........              --                  5,714                   248                1,030
                                   --------               --------               -------             --------
                                         --                  5,714                   261                1,030
Expenses:
  Mortality and expense
   risk charge ............           3,112                 11,809                   897                3,354
                                   --------               --------               -------             --------
    Net investment
     loss .................          (3,112)                (6,095)                 (636)              (2,324)
Gain (loss) on investments
  Net realized gain (loss)
   on investments .........           4,123                  7,916                   343                3,738
  Net unrealized gain on
   investments ............         370,322                656,504                47,174              367,065
                                   --------               --------               -------             --------
  Net gain on
   investments ............         374,445                664,420                47,517              370,803
                                   --------               --------               -------             --------
    Increase in net
     assets from
     operations ...........        $371,333               $658,325               $46,881             $368,479
                                   ========               ========               =======             ========

(a) Commencement of operations

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                             JPF SEPARATE ACCOUNT C

                                       JPVF
                                     Growth &             JPVF                JPVF
                                      Income            Balanced           High Yield
                                     Division           Division            Division
                               ------------------- ------------------ -------------------
                                   Period from         Period from        Period from
                                April 19, 1999(a)   March 1, 1999(a)   April 21, 1999(a)
                                        to                 to                  to
                                   December 31,       December 31,        December 31,
                                       1999               1999                1999
                               ------------------- ------------------ -------------------
Investment Income:
  Dividend income ............      $     --            $     --           $  7,424
  Distributions of
   realized gains ............            --                  33                 --
                                    --------            --------           --------
                                          --                  33              7,424
Expenses:
  Mortality and expense
   risk charge ...............         1,233               1,146                348
                                    --------            --------           --------
     Net investment
      income (loss)...........        (1,233)             (1,113)             7,076
Gain (loss) on investments
  Net realized gain (loss)
   on investments ............          (778)                573                (77)
  Net unrealized gain
   (loss) on
   investments ...............        (6,085)             43,020             (6,130)
                                    --------            --------           --------
  Net gain (loss) on
   investments ...............        (6,863)             43,593             (6,207)
                                    --------            --------           --------
    Increase
     (decrease) in net
     assets from
     operations ..............      $ (8,096)           $ 42,480           $    869
                                    ========            ========           ========

                                                       Fidelity             Fidelity             Fidelity
                                     JPVF               VIP II                 VIP                 VIP
                                 Money Market         Contrafund          Equity Income           Growth
                                   Division            Division             Division             Division
                               ---------------- ---------------------- ------------------ ---------------------
                                  Period from         Period from          Period from         Period from
                                May 4, 1999(a)   February 23, 1999(a)   March 1, 1999(a)   February 23, 1999(a)
                                      to                  to                   to                   to
                                 December 31,        December 31,         December 31,         December 31,
                                     1999                1999                 1999                 1999
                               ---------------- ---------------------- ------------------ ---------------------
Investment Income:
  Dividend income ............     $     --            $     --             $     --            $     --
  Distributions of
   realized gains ............           --                  --                   --                  --
                                   --------            --------             --------            --------
                                         --                  --                   --                  --
Expenses:
  Mortality and expense
   risk charge ...............        7,959               4,941                2,419               6,980
                                   --------            --------             --------            --------
     Net investment
      income (loss)...........       (7,959)             (4,941)              (2,419)             (6,980)
Gain (loss) on investments
  Net realized gain (loss)
   on investments ............       12,753                 584               (2,179)              7,259
  Net unrealized gain
   (loss) on
   investments ...............       23,154             171,306               (3,300)            316,122
                                   --------            --------             --------            --------
  Net gain (loss) on
   investments ...............       35,907             171,890               (5,479)            323,381
                                   --------            --------             --------            --------
    Increase
     (decrease) in net
     assets from
     operations ..............     $ 27,948            $166,949             $ (7,898)           $316,401
                                   ========            ========             ========            ========

(a) Commencement of operations

See notes to financial statements.

                            STATEMENT OF OPERATIONS

                             JPF SEPARATE ACCOUNT C

                                                      Fidelity
                                                       VIP II                   MFS
                                                      Index 500              Research
                                                      Division               Division
                                               ---------------------- ----------------------
                                                     Period from            Period from
                                                February 23, 1999(a)   February 23, 1999(a)
                                                         to                     to
                                                    December 31,           December 31,
                                                        1999                   1999
                                               ---------------------- ----------------------
Investment Income:
  Dividend income ............................       $      --               $    91
  Distributions of realized gains ............              --                   483
                                                     ---------               -------
                                                            --                   574
Expenses:
  Mortality and expense risk charge ..........          14,033                 1,083
                                                     ---------               -------
    Net investment income (loss) .............         (14,033)                 (509)
Gain (loss) on investments
  Net realized gain (loss) on investments.....          21,006                   827
  Net unrealized gain on investments .........         300,447                41,493
                                                     ---------               -------
  Net gain (loss) on investments .............         321,453                42,320
                                                     ---------               -------
    Increase (decrease) in net
     assets from operations ..................       $ 307,420               $41,811
                                                     =========               =======

                                                       MFS            Oppenheimer       Oppenheimer         Templeton
                                                    Utilities            Bond          Strategic Bond   International II
                                                    Division           Division           Division          Division
                                               ------------------ ------------------ ----------------- ------------------
                                                   Period from        Period from       Period from        Period from
                                                March 2, 1999(a)   March 2, 1999(a)   May 11, 1999(a)   March 11, 1999(a)
                                                       to                 to                 to                to
                                                  December 31,       December 31,       December 31,      December 31,
                                                      1999               1999               1999              1999
                                               ------------------ ------------------ ----------------- ------------------
Investment Income:
  Dividend income ............................       $   474            $   44            $   --            $     54
  Distributions of realized gains ............         2,382                 4                --                 189
                                                     -------            ------            ------            --------
                                                       2,856                49                --                 243
Expenses:
  Mortality and expense risk charge ..........         1,560               834               227               1,422
                                                     -------            ------            ------            --------
    Net investment income (loss) .............         1,296              (786)             (227)             (1,179)
Gain (loss) on investments
  Net realized gain (loss) on investments.....         2,666              (215)               42                 885
  Net unrealized gain on investments .........        71,345               138             1,344              54,382
                                                     -------            ------            ------            --------
  Net gain (loss) on investments .............        74,011               (77)            1,386              55,267
                                                     -------            ------            ------            --------
    Increase (decrease) in net
     assets from operations ..................       $75,307            $ (863)           $1,159            $ 54,088
                                                     =======            ======            ======            ========

(a) Commencement of operations

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                             JPF SEPARATE ACCOUNT C

                                                                       JPM
                                                                       Bond
                                                                     Division
                                                      --------------------------------------
                                                             Year Ended December 31,
                                                      --------------------------------------
                                                           1999          1998        1997
                                                      -------------- ----------- -----------
Investment Income:
  Dividend income ...................................   $  157,202    $211,172    $140,731
  Distributions of realized gains ...................       25,715      70,719      41,158
                                                        ----------    --------    --------
                                                           182,917     281,891     181,889
Expenses:
  Mortality and expense risk charge .................       43,722      41,128      34,460
                                                        ----------    --------    --------
    Net Investment Income ...........................      139,195     240,763     147,429
Gain (loss) on investments
  Net realized gain on investments ..................       39,051      16,946       4,420
  Net unrealized gain (loss) on investments .........     (292,233)    185,534     322,800
                                                        ----------    --------    --------
  Net gain (loss) on investments ....................     (253,182)    202,480     327,220
                                                        ----------    --------    --------
    Increase (decrease) in net
     assets from operations .........................   $ (113,987)   $443,243    $474,649
                                                        ==========    ========    ========

                                                                       JPM
                                                                      Equity
                                                                     Division
                                                      --------------------------------------
                                                             Year Ended December 31,
                                                      --------------------------------------
                                                          1999         1998         1997
                                                      ------------ ------------ ------------
Investment Income:
  Dividend income ...................................  $   47,249   $   59,408   $   56,988
  Distributions of realized gains ...................   1,093,257    1,122,918    1,467,366
                                                       ----------   ----------   ----------
                                                        1,140,506    1,182,326    1,524,354
Expenses:
  Mortality and expense risk charge .................      87,610       66,882       53,370
                                                       ----------   ----------   ----------
    Net Investment Income ...........................   1,052,896    1,115,444    1,470,984
Gain (loss) on investments
  Net realized gain on investments ..................      46,986       23,096       20,069
  Net unrealized gain (loss) on investments .........   1,116,015      975,719      204,260
                                                       ----------   ----------   ----------
  Net gain (loss) on investments ....................   1,163,001      998,815      224,329
                                                       ----------   ----------   ----------
    Increase (decrease) in net
     assets from operations .........................  $2,215,897   $2,114,259   $1,695,313
                                                       ==========   ==========   ==========

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                             JPF SEPARATE ACCOUNT C

                                                                        JPM
                                                                   Small Company
                                                                     Division
                                                      ---------------------------------------
                                                              Year Ended December 31,
                                                      ---------------------------------------
                                                          1999          1998          1997
                                                      ------------ -------------- -----------
Investment Income:
  Dividend income ...................................  $    3,488    $    6,349    $ 11,006
  Distributions of realized gains ...................     139,901       183,024     579,516
                                                       ----------    ----------    --------
                                                          143,389       189,373     590,522
Expenses:
  Mortality and expense risk charge .................      31,439        29,939      26,511
                                                       ----------    ----------    --------
    Net investment income ...........................     111,950       159,434     564,011
Gain (loss) on investments
  Net realized gain (loss) on investments ...........       7,473       (51,808)      4,007
  Net unrealized gain (loss) on investments .........   1,914,682      (471,622)    221,164
                                                       ----------    ----------    --------
  Net gain (loss) on investments ....................   1,922,155      (523,430)    225,171
                                                       ----------    ----------    --------
    Increase (decrease) in net
     assets from operations .........................  $2,034,105    $ (363,996)    789,182
                                                       ==========    ==========    ========

                                                                       JPM
                                                                  International
                                                                     Equity
                                                                    Division
                                                      -------------------------------------
                                                             Year Ended December 31,
                                                      -------------------------------------
                                                          1999         1998        1997
                                                      ------------ ----------- ------------
Investment Income:
  Dividend income ...................................  $   74,154   $  94,927   $  217,676
  Distributions of realized gains ...................     282,839     271,211      685,191
                                                       ----------   ---------   ----------
                                                          356,993     366,138      902,867
Expenses:
  Mortality and expense risk charge .................      49,903      43,148       42,648
                                                       ----------   ---------   ----------
    Net investment income ...........................     307,090     322,990      860,219
Gain (loss) on investments
  Net realized gain (loss) on investments ...........      14,424     (34,242)      42,615
  Net unrealized gain (loss) on investments .........   2,191,122     (53,048)    (613,175)
                                                       ----------   ---------   ----------
  Net gain (loss) on investments ....................   2,205,546     (87,290)    (570,560)
                                                       ----------   ---------   ----------
    Increase (decrease) in net
     assets from operations .........................  $2,512,636   $ 235,700   $  289,659
                                                       ==========   =========   ==========

                       STATEMENT OF CHANGES IN NET ASSETS

                             JPF SEPARATE ACCOUNT C


                                              JPVF                 JPVF                JPVF
                                          International            World              Global
                                             Equity               Growth           Hard Assets
                                            Division             Division            Division
                                     ---------------------- ------------------ -------------------
                                           Period from          Period from        Period from
                                      February 23, 1999(a)   March 4, 1999(a)   March 13, 1999(a)
                                               to                   to                  to
                                          December 31,         December 31,        December 31,
                                              1999                 1999                1999
                                     ---------------------- ------------------ -------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income
   (loss) ..........................       $  (1,627)           $    (575)           $   (74)
  Net realized gain (loss)
   on investments ..................           2,323                  814                (19)
  Net unrealized gain on
   investments .....................          68,099               13,108                551
                                           ---------            ---------            -------
Increase in net assets from
 operations ........................          68,795               13,347                458
Contractholder transactions--
 Note F:
  Transfers of net
   premiums ........................          72,457               47,437                242
  Transfers from/to General
   Account and within
   Separate Account, net ...........         336,169              116,768             25,907
  Transfers of cost of
   insurance .......................         (41,930)             (12,716)              (760)
  Transfers on account of
   other terminations ..............             192                   14                 --
                                           ---------            ---------            -------
Net increase in net assets
 derived from contractholder
 transactions ......................         366,888              151,503             25,389
                                           ---------            ---------            -------
Net increase in net assets .........         435,683              164,850             25,847
Balance at beginning of
 period ............................              --                   --                 --
                                           ---------            ---------            -------
Balance at end of period ...........       $ 435,683            $ 164,850            $25,847
                                           =========            =========            =======

                                              JPVF                   JPVF                   JPVF
                                            Emerging                Capital                 Small                JPVF
                                             Growth                 Growth                 Company              Growth
                                            Division               Division               Division             Division
                                     ---------------------- ---------------------- ---------------------- -----------------
                                           Period from            Period from            Period from         Period from
                                      February 23, 1999(a)   February 23, 1999(a)   February 23, 1999(a)   March 2, 1999(a)
                                               to                     to                     to                   to
                                          December 31,           December 31,           December 31,         December 31,
                                              1999                   1999                   1999                 1999
                                     ---------------------- ---------------------- ---------------------- -----------------
INCREASE IN NET ASSETS
Operations:
  Net investment income
   (loss) ..........................       $   (3,112)            $   (6,095)            $    (636)        $   (2,324)
  Net realized gain (loss)
   on investments ..................            4,123                  7,916                   343              3,738
  Net unrealized gain on
   investments .....................          370,322                656,504                47,174            367,065
                                           ----------             ----------             ---------         ----------
Increase in net assets from
 operations ........................          371,333                658,325                46,881            368,479
Contractholder transactions--
 Note F:
  Transfers of net
   premiums ........................          114,011                771,422                80,706            160,204
  Transfers from/to General
   Account and within
   Separate Account, net ...........          712,819              2,128,393               185,092            597,551
  Transfers of cost of
   insurance .......................          (70,643)              (272,183)              (19,776)           (43,454)
  Transfers on account of
   other terminations ..............              637                    740                   225              1,159
                                           ----------             ----------             ---------         ----------
Net increase in net assets
 derived from contractholder
 transactions ......................          756,824              2,628,372               246,247            715,460
                                           ----------             ----------             ---------         ----------
Net increase in net assets .........        1,128,157              3,286,697               293,128          1,083,939
Balance at beginning of
 period ............................               --                     --                    --                 --
                                           ----------             ----------             ---------         ----------
Balance at end of period ...........       $1,128,157             $3,286,697             $ 293,128         $1,083,939
                                           ==========             ==========             =========         ==========


(a) Commencement of operations

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                             JPF SEPARATE ACCOUNT C

                                          JPVF
                                        Growth &             JPVF                JPVF
                                         Income            Balanced           High Yield
                                        Division           Division            Division
                                  ------------------- ------------------ -------------------
                                      Period from         Period from        Period from
                                   April 19, 1999(a)   March 1, 1999(a)   April 21, 1999(a)
                                           to                 to                  to
                                      December 31,       December 31,        December 31,
                                          1999               1999                1999
                                  ------------------- ------------------ -------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income
   (loss) .......................      $  (1,233)         $  (1,113)          $  7,076
  Net realized gain (loss)
   on investments ...............           (778)               573                (77)
  Net unrealized gain (loss)
   on investments ...............         (6,085)            43,020             (6,130)
                                       ---------          ---------           --------
Increase (decrease) in net
 assets from operations .........         (8,096)            42,480                869
Contractholder transactions--
 Note F:
  Transfers of net
 premiums .......................        109,403             47,357             21,319
  Transfers from/to General
   Account and within
   Separate Account, net ........        256,971            324,227             84,200
  Transfers of cost of
   insurance ....................        (21,128)           (30,146)            (8,410)
  Transfers on account of
   other terminations ...........           (254)               174                (97)
                                       ---------          ---------           --------
Net increase in net assets
 derived from contractholder
 transactions ...................        344,992            341,612             97,012
                                       ---------          ---------           --------
Net increase in net assets ......        336,896            384,092             97,881
Balance at beginning of
 period .........................             --                 --                 --
                                       ---------          ---------           --------
Balance at end of period ........      $ 336,896          $ 384,092           $ 97,881
                                       =========          =========           ========

                                                          Fidelity             Fidelity             Fidelity
                                        JPVF               VIP II                 VIP                 VIP
                                    Money Market         Contrafund          Equity Income           Growth
                                      Division            Division             Division             Division
                                  ---------------- ---------------------- ------------------ ---------------------
                                     Period from         Period from          Period from         Period from
                                   May 4, 1999(a)   February 23, 1999(a)   March 1, 1999(a)   February 23, 1999(a)
                                         to                  to                   to                   to
                                    December 31,        December 31,         December 31,         December 31,
                                        1999                1999                 1999                 1999
                                  ---------------- ---------------------- ------------------ ---------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income
   (loss) .......................    $   (7,959)            (4,941)           $  (2,419)          $   (6,980)
  Net realized gain (loss)
   on investments ...............        12,753                584               (2,179)               7,259
  Net unrealized gain (loss)
   on investments ...............        23,154            171,306               (3,300)             316,122
                                     ----------            -------            ---------           ----------
Increase (decrease) in net
 assets from operations .........        27,948            166,949               (7,898)             316,401
Contractholder transactions--
 Note F:
  Transfers of net
 premiums .......................       724,751            289,540              237,178              542,341
  Transfers from/to General
   Account and within
   Separate Account, net ........       928,042          1,056,645              414,677            1,215,840
  Transfers of cost of
   insurance ....................      (113,854)           (83,639)             (42,674)            (100,704)
  Transfers on account of
   other terminations ...........           (34)             1,327               (2,362)              (3,757)
                                     ----------          ---------            ---------           ----------
Net increase in net assets
 derived from contractholder
 transactions ...................     1,538,905          1,263,873              606,819            1,653,720
                                     ----------          ---------            ---------           ----------
Net increase in net assets ......     1,566,853          1,430,822              598,921            1,970,121
Balance at beginning of
 period .........................            --                 --                   --                   --
                                     ----------          ---------            ---------           ----------
Balance at end of period ........    $1,566,853          1,430,822            $ 598,921           $1,970,121
                                     ==========          =========            =========           ==========

(a) Commencement of operations

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                             JPF SEPARATE ACCOUNT C

                                                   Fidelity
                                                    VIP II                   MFS
                                                   Index 500              Research
                                                   Division               Division
                                            ---------------------- ----------------------
                                                  Period from            Period from
                                             February 23, 1999(a)   February 23, 1999(a)
                                                      to                     to
                                                 December 31,           December 31,
                                                     1999                   1999
                                            ---------------------- ----------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income (loss) ............       $  (14,033)            $    (509)
  Net realized gain (loss) on
   investments ............................           21,006                   827
  Net unrealized gain on investments ......          300,447                41,493
                                                  ----------             ---------
Increase (decrease) in net assets from
 operations ...............................          307,420                41,811
Contractholder transactions--Note F:
  Transfers of net premiums ...............          917,224                79,397
  Transfers from/to General Account
   and within Separate Account, net .......        2,560,670               172,857
  Transfers of cost of insurance ..........         (330,207)              (22,223)
  Transfers on account of other
   terminations ...........................           (1,517)                  223
                                                  ----------             ---------
Net increase in net assets derived from
 contractholder transactions ..............        3,146,170               230,254
                                                  ----------             ---------
Net increase in net assets ................        3,453,590               272,065
Balance at beginning of period ............               --                    --
                                                  ----------             ---------
Balance at end of period ..................       $3,453,590             $ 272,065
                                                  ==========             =========

                                                    MFS            Oppenheimer       Oppenheimer         Templeton
                                                 Utilities            Bond          Strategic Bond   International II
                                                 Division           Division           Division          Division
                                            ------------------ ------------------ ----------------- ------------------
                                                Period from        Period from       Period from        Period from
                                             March 2, 1999(a)   March 2, 1999(a)   May 11, 1999(a)   March 11, 1999(a)
                                                    to                 to                 to                to
                                               December 31,       December 31,       December 31,      December 31,
                                                   1999               1999               1999              1999
                                            ------------------ ------------------ ----------------- ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income (loss) ............     $   1,296          $    (786)         $   (227)         $  (1,179)
  Net realized gain (loss) on
   investments ............................         2,666               (215)               42                885
  Net unrealized gain on investments ......        71,345                138             1,344             54,382
                                                ---------          ---------          --------          ---------
Increase (decrease) in net assets from
 operations ...............................        75,307               (863)            1,159             54,088
Contractholder transactions--Note F:
  Transfers of net premiums ...............       151,701             31,653            18,988            138,740
  Transfers from/to General Account
   and within Separate Account, net .......       278,799            243,604            45,619            324,453
  Transfers of cost of insurance ..........       (32,666)           (26,326)           (5,429)           (28,235)
  Transfers on account of other
   terminations ...........................          (599)               112                12               (578)
                                                ---------          ---------          --------          ---------
Net increase in net assets derived from
 contractholder transactions ..............       397,235            249,043            59,190            434,380
                                                ---------          ---------          --------          ---------
Net increase in net assets ................       472,542            248,180            60,349            488,468
Balance at beginning of period ............            --                 --                --                 --
                                                ---------          ---------          --------          ---------
Balance at end of period ..................     $ 472,542          $ 248,180          $ 60,349          $ 488,468
                                                =========          =========          ========          =========

(a) Commencement of operations

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                             JPF SEPARATE ACCOUNT C

                                                                          JPM
                                                                          Bond
                                                                        Division
                                                        -----------------------------------------
                                                                 Year Ended December 31,
                                                        -----------------------------------------
                                                             1999          1998          1997
                                                        ------------- ------------- -------------
INCREASE IN NET ASSETS
Operations:
  Net investment income ...............................  $  139,195    $  240,763    $  147,429
  Net realized gain on investments ....................      39,051        16,946         4,420
  Net unrealized gain (loss) on investments ...........    (292,233)      185,534       322,800
                                                         ----------    ----------    ----------
Increase (decrease) in net assets from operations .....    (113,987)      443,243       474,649
Contractholder transactions--Note F:
  Transfers of net premiums ...........................     385,372       237,096       354,690
  Transfers from/to General Account
   and within Separate Account, net ...................    (205,577)      (51,582)    3,566,167
  Transfers of cost of insurance ......................    (113,486)     (101,923)      (78,877)
  Transfers on account of other terminations ..........      (4,462)         (190)         (745)
                                                         ----------    ----------    ----------
Net increase in net assets derived from
 contractholder transactions ..........................      61,847        83,401     3,841,235
                                                         ----------    ----------    ----------
Net increase (decrease) in net assets .................     (52,140)      526,644     4,315,884
Balance at beginning of period ........................   6,554,502     6,027,858     1,711,974
                                                         ----------    ----------    ----------
Balance at end of period ..............................  $6,502,362    $6,554,502    $6,027,858
                                                         ==========    ==========    ==========

                                                                            JPM
                                                                          Equity
                                                                         Division
                                                        -------------------------------------------
                                                                  Year Ended December 31,
                                                        -------------------------------------------
                                                             1999           1998           1997
                                                        -------------- -------------- -------------
INCREASE IN NET ASSETS
Operations:
  Net investment income ...............................  $ 1,052,896    $ 1,115,444    $1,470,984
  Net realized gain on investments ....................       46,986         23,096        20,069
  Net unrealized gain (loss) on investments ...........    1,116,015        975,719       204,260
                                                         -----------    -----------    ----------
Increase (decrease) in net assets from operations .....    2,215,897      2,114,259     1,695,313
Contractholder transactions--Note F:
  Transfers of net premiums ...........................      909,227        955,232       765,854
  Transfers from/to General Account
   and within Separate Account, net ...................      598,343        114,046     2,227,022
  Transfers of cost of insurance ......................     (112,983)       (85,488)      (57,566)
  Transfers on account of other terminations ..........       (5,234)       (24,822)       (4,631)
                                                         -----------    -----------    ----------
Net increase in net assets derived from
 contractholder transactions ..........................    1,389,353        958,968     2,930,679
                                                         -----------    -----------    ----------
Net increase (decrease) in net assets .................    3,605,250      3,073,227     4,625,992
Balance at beginning of period ........................   11,962,817      8,889,590     4,263,598
                                                         -----------    -----------    ----------
Balance at end of period ..............................  $15,568,067    $11,962,817    $8,889,590
                                                         ===========    ===========    ==========

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                             JPF SEPARATE ACCOUNT C

                                                                          JPM
                                                                      Small Company
                                                                        Division
                                                        -----------------------------------------
                                                                 Year Ended December 31,
                                                        -----------------------------------------
                                                             1999          1998          1997
                                                        ------------- ------------- -------------
INCREASE IN NET ASSETS
Operations:
  Net investment income ...............................  $  111,950    $  159,434    $  564,011
  Net realized gain (loss) on investments .............       7,473       (51,808)        4,007
  Net unrealized gain (loss) on investments ...........   1,914,682      (471,622)      221,164
                                                         ----------    ----------    ----------
Increase (decrease) in net assets from operations .....   2,034,105      (363,996)      789,182
Contractholder transactions--Note F:
  Transfers of net premiums ...........................     353,650       457,027       463,334
  Transfers from/to General Account and within
   Separate Account, net ..............................     (58,134)     (116,427)    1,237,752
  Transfers of cost of insurance ......................     (34,537)      (34,671)      (27,349)
  Transfers on account of other terminations ..........       1,011           836         2,389
                                                         ----------    ----------    ----------
Net increase in net assets derived from
 contractholder transactions ..........................     261,990       306,765     1,676,126
                                                         ----------    ----------    ----------
Net increase (decrease) in net assets .................   2,296,095       (57,231)    2,465,308
Balance at beginning of period ........................   4,496,141     4,553,372     2,088,064
                                                         ----------    ----------    ----------
Balance at end of period ..............................  $6,792,236    $4,496,141    $4,553,372
                                                         ==========    ==========    ==========

                                                                           JPM
                                                                   International Equity
                                                                         Division
                                                        -------------------------------------------
                                                                  Year Ended December 31,
                                                        -------------------------------------------
                                                              1999           1998          1997
                                                        --------------- ------------- -------------
INCREASE IN NET ASSETS
Operations:
  Net investment income ...............................   $   307,090    $  322,990    $  860,219
  Net realized gain (loss) on investments .............        14,424       (34,242)       42,615
  Net unrealized gain (loss) on investments ...........     2,191,122       (53,048)     (613,175)
                                                          -----------    ----------    ----------
Increase (decrease) in net assets from operations .....     2,512,636       235,700       289,659
Contractholder transactions--Note F:
  Transfers of net premiums ...........................       400,829       375,553       509,514
  Transfers from/to General Account and within
   Separate Account, net ..............................       666,881      (190,570)    1,597,555
  Transfers of cost of insurance ......................       (71,594)      (61,094)      (54,916)
  Transfers on account of other terminations ..........          (754)        2,269        (5,439)
                                                          -----------    ----------    ----------
Net increase in net assets derived from
 contractholder transactions ..........................       995,362       126,158     2,046,714
                                                          -----------    ----------    ----------
Net increase (decrease) in net assets .................     3,507,998       361,858     2,336,373
Balance at beginning of period ........................     6,703,298     6,341,440     4,005,067
                                                          -----------    ----------    ----------
Balance at end of period ..............................   $10,211,296    $6,703,298    $6,341,440
                                                          ===========    ==========    ==========

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS


                             JPF SEPARATE ACCOUNT C
                                December 31, 1999

NOTE A--ORGANIZATION OF ACCOUNT

JPF Separate Account C (the "Separate Account") is a separate account of Jefferson Pilot Financial Insurance Company ("JP Financial"). The Separate Account is organized as a unit investment trust registered under the Investment Company Act of 1940 as amended. It was established for the purpose of funding flexible premium variable life insurance policies issued by JP Financial. As of December 31, 1999, the Separate Account is comprised of twenty-four investment divisions, eleven of which invest exclusively in the corresponding portfolios of the Jefferson-Pilot Variable Fund, Inc., four of which invests in Series Trust II, one of which invests in the Templeton International Fund, four of which invest in certain Fidelity Portfolios, two of which invest in certain Oppenheimer Funds, and two of which invest in certain MFS Funds, all diversified Series Investment Companies.

NOTE B--SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments: Investments in shares of the Trust are valued at the net asset value per share which is calculated each day the New York Stock Exchange is open for trading.

Investment Income: Dividend income and distributions of realized gains are recorded on the ex-dividend date.

Investment Transactions: Purchases and sales of shares of the Trust are recorded as of the trade date, the date the transaction is executed.

Federal Income Taxes: The operations of the Separate Account are included in the federal income tax return of JP Financial which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account.

Expenses: Currently, the Separate Account contains the net assets of two variable insurance policies, Ensemble SL and Heritage. A mortality and expense risk charge, payable to JP Financial, is accrued daily which will not exceed 1% and .65% of the average net asset value of each division of the Separate Account on an annual basis for Ensemble SL and Heritage, respectively.

Use of Estimates: The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates that affect amounts reported in the financial statements and accompanying notes. Such estimates could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

NOTE C--AFFILIATED COMPANY TRANSACTIONS

Administrative services necessary for the operation of the Separate Account are provided by Jefferson Pilot Life Insurance Company, an affiliate of JP Financial. JP Financial is the principal underwriter of the variable insurance contracts that utilize the Separate Account. Jefferson Pilot Securities Corporation, an affiliate of the Company is the distributor.

NOTE D--DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life insurance contract will be subject to federal income taxes on the income earned on the contract for any period for which the investments of the segregated assets account, on which the contract is based, are not adequately diversified. The code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the segregated asset account satisfies the current requirements of the regulations, and it intends that the segregated asset account will continue to meet such requirements.

                             JPF Separate Account C
                                December 31, 1999


NOTE E--INVESTMENTS

In determining the net realized gain or loss on sales of shares of the Trust, the cost of shares sold has been determined on an average cost basis. For federal income tax purposes, the cost of shares owned at December 31, 1999 is the same as for financial reporting purposes.

Following is a summary of shares of each portfolio of the Trust owned by the respective divisions of the Separate Account and the related net asset values at December 31, 1999.


                                                         Net Asset
                                                           Value
                                           Shares        Per Share
                                         ----------    -------------
JPVF International Equity Portfolio        27,111        $16.069385
JPVF World Growth Portfolio                 6,322         26.076172
JPVF Global Hard Assets Portfolio           2,875          8.990947
JPVF Emerging Growth Portfolio             27,737         40.674453
JPVF Capital Growth Portfolio              82,672         39.265001
JPVF Small Company Portfolio               16,237         18.054505
JPVF Growth Portfolio                      44,616         23.377614
JPVF Growth & Income Portfolio             16,793         20.063152
JPVF Balanced Portfolio                    25,154         15.270695
JPVF High Yield Portfolio                   9,846          9.188039
JPVF Money Market Portfolio               144,470         10.846432
Fidelity VIP II Contrafund Portfolio       49,087         29.150000
Fidelity VIP Equity Income Portfolio       23,295         25.710000
Fidelity VIP Growth Portfolio              34,385         54.930000
Fidelity VIP II Index 500 Portfolio        20,631        167.410000
MFS Research Series Portfolio              11,658         23.340000
MFS Utilities Series Portfolio             19,560         24.160000
Oppenheimer Bond Portfolio                 21,545         11.520000
Oppenheimer Strategic Bond Portfolio       12,144          4.970000
Templeton International II                 22,074         22.130000
JPM Bond Portfolio                        578,533         11.240000
JPM Equity Portfolio                      897,343         17.350000
JPM Small Company Portfolio               406,013         16.730000
JPM International Equity Portfolio        738,383         13.830000

                         NOTES TO FINANCIAL STATEMENTS

                            JPF SEPARATE ACCOUNT C
                               December 31, 1999

NOTE F--CONTRACTHOLDER TRANSACTIONS (Continued)

                               For the period(a)
                              February 23 through
                               December 31, 1999
                            -----------------------
                              Units        Amount
                            ---------   -----------
JPVF International Equity
  Issuance of units           43,392     $ 486,885
  Redemptions of units        10,538       119,997
                              ------     ---------
    Net Increase              32,854     $ 366,888
                              ======     =========

                            For the period(a)
                             March 4 through
                            December 31, 1999
                         -----------------------
                           Units        Amount
                         ---------   -----------
JPVF World Growth
  Issuance of units        16,232     $ 190,731
  Redemptions of units      3,280        39,228
                           ------     ---------
    Net Increase           12,952     $ 151,503
                           ======     =========

                            For the period(a)
                              May 13 through
                            December 31, 1999
                          ----------------------
                            Units       Amount
                          ---------   ----------
JPVF Global Hard Assets
  Issuance of units          2,701      $26,228
  Redemptions of units          88          839
                            ------      -------
    Net Increase             2,613      $25,389
                            ======      =======

                            For the period(a)
                           February 23 through
                            December 31, 1999
                         -----------------------
                           Units        Amount
                         ---------   -----------
JPVF Emerging Growth
  Issuance of units         78,062    $ 881,392
  Redemptions of units      10,944      124,568
                            ------    ---------
    Net Increase            67,118    $ 756,824
                            ======    =========

                             For the period(a)
                            February 23 through
                             December 31, 1999
                         --------------------------
                           Units         Amount
                         ---------   --------------
JPVF Capital Growth
  Issuance of units        291,053    $ 3,145,012
  Redemptions of units      46,899        516,640
                           -------    -----------
    Net Increase           244,154    $ 2,628,372
                           =======    ===========

                            For the period(a)
                           February 23 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
JPVF Small Company
  Issuance of units         26,385    $ 274,181
  Redemptions of units       2,673       27,934
                            ------    ---------
    Net Increase            23,712    $ 246,247
                            ======    =========

                            For the period(a)
                             March 2 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
JPVF Growth
  Issuance of units        67,372     $ 789,946
  Redemptions of units      6,195        74,486
                           ------     ---------
    Net Increase           61,177     $ 715,460
                           ======     =========

                            For the period(a)
                            April 19 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
JPVF Growth & Income
  Issuance of units        39,200     $ 396,925
  Redemptions of units      5,227        51,933
                           ------     ---------
    Net Increase           33,973     $ 344,992
                           ======     =========

                            For the period(a)
                             March 1 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
JPVF Balanced
  Issuance of units        34,910     $ 384,740
  Redemptions of units      3,911        43,128
                           ------     ---------
    Net Increase           30,999     $ 341,612
                           ======     =========

                            For the period(a)
                            April 21 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
JPVF High Yield Bond
  Issuance of units        11,839     $ 114,809
  Redemptions of units      1,843        17,797
                           ------     ---------
    Net Increase            9,996     $  97,012
                           ======     =========

(a) Commencement of operations

                            JPF SEPARATE ACCOUNT C
                               December 31, 1999

NOTE F--CONTRACTHOLDER TRANSACTIONS (Continued)

                             For the period(a)
                              April 21 through
                             December 31, 1999
                         --------------------------
                           Units         Amount
                         ---------   --------------
JPVF Money Market
  Issuance of units       417,930     $ 4,211,484
  Redemptions of units    264,877       2,672,579
                          -------     -----------
    Net Increase          153,053     $ 1,538,905
                          =======     ===========

                                 For the period(a)
                                  April 21 through
                                 December 31, 1999
                             --------------------------
                               Units         Amount
                             ---------   --------------
Fidelity VIP II Contrafund
  Issuance of units           140,836     $ 1,473,147
  Redemptions of units         19,982         209,274
                              -------     -----------
    Net Increase              120,854     $ 1,263,873
                              =======     ===========

                                For the period(a)
                                 March 1 through
                                December 31, 1999
                             -----------------------
                               Units        Amount
                             ---------   -----------
Fidelity VIP Equity Income
  Issuance of units            83,761     $ 906,940
  Redemptions of units         27,820       300,121
                               ------     ---------
    Net Increase               55,941     $ 606,819
                               ======     =========

                             For the period(a)
                            February 23 through
                             December 31, 1999
                         --------------------------
                           Units         Amount
                         ---------   --------------
Fidelity VIP Growth
  Issuance of units       181,537      $ 1,965,879
  Redemptions of units     28,149          312,159
                          -------      -----------
    Net Increase          153,388      $ 1,653,720
                          =======      ===========

                                For the period(a)
                                 April 21 through
                                December 31, 1999
                            --------------------------
                              Units         Amount
                            ---------   --------------
Fidelity VIP II Index 500
  Issuance of units          380,299      $ 4,020,009
  Redemptions of units        81,161          873,839
                             -------      -----------
    Net Increase             299,138      $ 3,146,170
                             =======      ===========

(a) Commencement of operations

                            For the period(a)
                            April 21 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
MFS Research Series
  Issuance of units       28,233      $ 289,879
  Redemptions of units     5,716         59,625
                          ------      ---------
    Net Increase          22,517      $ 230,254
                          ======      =========

                            For the period(a)
                             March 2 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
MFS Utilities
  Issuance of units        44,908     $ 511,755
  Redemptions of units      9,820       114,520
                           ------     ---------
    Net Increase           35,088     $ 397,235
                           ======     =========

                            For the period(a)
                             March 2 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
Oppenheimer Bond
  Issuance of units       30,616     $ 304,650
  Redemptions of units     5,594        55,607
                          ------     ---------
    Net Increase          25,022     $ 249,043
                          ======     =========


                              For the period(a)
                               March 2 through
                              December 31, 1999
                            ----------------------
                              Units       Amount
                            --------   -----------
Oppenheimer Strategic Bond
  Issuance of units           7,112      $ 69,880
  Redemptions of units        1,086        10,690
                              -----      --------
    Net Increase              6,026      $ 59,190
                              =====      ========

                            For the period(a)
                             March 2 through
                            December 31, 1999
                         -----------------------
                           Units       Amount
                         --------   ------------
Templeton International
  Issuance of units       42,112     $ 477,580
  Redemptions of units     3,745        43,200
                          ------     ---------
    Net Increase          38,367     $ 434,380
                          ======     =========

(a) Commencement of operations

                             JPF SEPARATE ACCOUNT C
                               December 31, 1999

NOTE F--CONTRACTHOLDER TRANSACTIONS (Continued)

                                                                  Year Ended December 31,
                                     ---------------------------------------------------------------------------------
                                               1999                        1998                         1997
                                     -------------------------   -------------------------   -------------------------
                                       Units        Amount         Units        Amount         Units         Amount
                                     --------   --------------   --------   --------------   ---------   -------------
JPM Bond Division
  Issuance of units                   65,610     $   889,597      20,177     $   267,002      333,164     $ 3,936,415
  Redemptions of units                61,302         827,750      13,892         183,601        7,769          95,180
                                      ------     -----------      ------     -----------      -------     -----------
    Net Increase                       4,308     $    61,847       6,285     $    83,401      325,395     $ 3,841,235
                                      ======     ===========      ======     ===========      =======     ===========
JPM Equity Division
  Issuance of units                   58,484     $ 1,602,906      57,919     $ 1,262,450      248,888     $ 4,443,329
  Redemptions of units                 7,984         213,553      14,721         303,482       76,883       1,512,650
                                      ------     -----------      ------     -----------      -------     -----------
    Net Increase                      50,500     $ 1,389,353      43,198     $   958,968      172,005     $ 2,930,679
                                      ======     ===========      ======     ===========      =======     ===========
JPM Small Company Division
  Issuance of units                   24,186     $   482,201      32,795     $   639,061      169,487     $ 2,966,326
  Redemptions of units                11,113         220,211      20,659         332,296       65,988       1,290,200
                                      ------     -----------      ------     -----------      -------     -----------
    Net Increase                      13,073     $   261,990      12,136     $   306,765      103,499     $ 1,676,126
                                      ======     ===========      ======     ===========      =======     ===========
JPM International Equity Division
  Issuance of units                   69,916     $ 1,157,396      31,575     $   434,702      233,614     $ 2,947,905
  Redemptions of units                10,178         162,034      23,925         308,544       70,489         901,191
                                      ------     -----------      ------     -----------      -------     -----------
    Net Increase                      59,738     $   995,362       7,650     $   126,158      163,125     $ 2,046,714
                                      ======     ===========      ======     ===========      =======     ===========

                                    PART II

                          UNDERTAKINGS TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING REGARDING INDEMNIFICATION

     Pursuant to Rule 484(b)(1) of the Securities Act of 1933, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   REPRESENTATIONS REGARDING FEES AND CHARGES

     The fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Chubb Life Insurance Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet

     The prospectus consisting of 84 pages

     The undertaking to file reports

     The Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933 regarding indemnification/2/

     The representations regarding fees and charges

     The signatures

     Written consents of the following persons:

       (a) Richard Dielensnyder, FSA, MAAA, contained in Exhibit 6 below.

       (b) Ernst & Young LLP

     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (a) Certified Copy of Resolution of the Executive Committee of the Board of Directors of Chubb Life Insurance Company of America establishing Chubb Separate Account C./3/ (Incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed February 23, 1996, Registration No. 33-72830).

     (b) Not Applicable

     (c)(i) Form of Distribution Agreement among Chubb Life Insurance Company of America, Chubb Separate Account C, and Chubb Securities Corporation./3/ (Incorporated by reference to Exhibit 1(c)(i) of Post-Effective
Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed February 23, 1996, Registration No. 33-72830).

     (ii) Specimen Variable Contracts Selling Agreement between Chubb Securities Corporation and Selling Broker-Dealers./3/ (Incorporated by reference to Exhibit 1(c)(ii) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed February 23, 1996, Registration No. 33-72830).

     (iii) Specimen District Manager's Agreement of Chubb Securities Corporation./3/ (Incorporated by reference to Exhibit 1(c)(iii) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed February 23, 1996, Registration No. 33-72830).

    (iv) Specimen Registered Representative's Agreement of Chubb Securities Corporation./3/ (Incorporated by reference to Exhibit 1(c)(iv) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed February 23, 1996, Registration No. 33-72830).

     (v) Schedule of Commissions./3/ (Incorporated by reference to Exhibit 1(c)(v) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed February 23, 1996, Registration No. 33-72830).

     (d) Not Applicable

     (e) (i) Specimen flexible premium variable life insurance policy./3/ (Incorporated by reference to Exhibit 1(e)(i) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed on February 23, 1996, Registration No. 33-72830).

     (ii) Specimen joint and last survivor flexible premium variable life insurance policy./3/ (Incorporated by reference to Exhibit 1(e)(ii) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed on February 23, 1996, Registration No. 33-72830).

     (iii) Forms of Riders/3/ (Incorporated by reference to Exhibit 1(e)(iii) of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Chubb Separate Account C, filed February 23, 1996, Registration No. 33-72830).

     (f)(i) Amended and Restated Charter, with all amendments, of Chubb Life Insurance Company of America (incorporated by reference to Exhibit 1(f)(i) of Chubb Separate Account A's Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, filed February 28, 1992, Registration No. 33-7734).

     (ii) By-Laws of Chubb Life Insurance Company of America (incorporated by reference to Exhibit 1(f)(ii) of Chubb Separate Account A's Post Effective Amendment No. 6 to the Registration Statement on Form S-6, filed February 28, 1992, Registration No. 33-7734).

     (g) Not Applicable

     (h)(i) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Treasury Money Market Portfolio./1/

     (ii) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Bond Portfolio./1/

     (iii) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Equity Portfolio./1/

     (iv) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Small Company Portfolio./1/

     (v) Form of Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute International Equity Portfolio./1/

     (vi) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Treasury Money Market Portfolio./1/

     (vii) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Bond Portfolio./1/

     (viii) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Equity Portfolio./1/

     (ix) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Small Company Portfolio./1/

     (x) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute International Equity Portfolio./1/

     (xi) Custodial Services Agreement between Chubb Series Trust, and Morgan Guaranty Trust Company of New York./2/

     (i) Not applicable

     (j) Application /2/

     2. Specimen Policy (Same as 1(e))./3/

     3. Opinion of counsel as to securities being registered./3/

     4. Not applicable.

     5. Not applicable.

     6. Actuarial opinions and consents of Michael J. LeBoeuf, FSA, MAAA./3/


     7. Consent of Independent Auditors


     8. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 of Chubb Separate Account C, filed April 29, 1997, File No. 33-72830).

     9. Representations, description and undertakings regarding mortality and expense risk charge, pursuant to Rule 6e-3(T)(b)(13)(iii)(F)./3/

     10. Form of Reinsurance Agreement./3/

     11. Powers of Attorney./3/

     12. Memorandum regarding reliance on Order of the Commission./3/

---------------

/1/ Incorporated by reference to Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A, of Chubb Series Trust filed on July 22, 1994, File No. 33-72834.

/2/ Incorporated by reference to the Registration Statement on Form N-1A of Chubb Series Trust, filed on December 10, 1993, File No. 33-72834.

/3/ Incorporated by reference to Post-Effective Amendment No. 3 to the
    Registration Statement on form S-6 of Chubb Separate Account C, filed February 28, 1996, File No. 33-72830.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, JPF Separate Account C, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 to the Registration Statement and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto fuly authorized, and its seal to be hereunto affixed and attested, all in Concord, New Hampshire, on the 28th day of April, 2000.

(Seal)

                           JPF Separate Account C
                           (Registrant)
                           Jefferson Pilot Financial Life Insurance Company (Depositor)

                           By:    /s/ Dennis R. Glass
                                  ----------------------------------
                                      Dennis R. Glass
                           Title: Chief Financial Officer
                                  ----------------------------------



Attest:

/s/ Reggie D. Adamson
------------------------------------
    Reggie D. Adamson
    Chief Accounting Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, Jefferson Pilot Life Insurance Company has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Concord, New Hampshire on the 28th day of April, 2000.


(Seal)

                              JEFFERSON PILOT FINANCIAL INSURANCE COMPANY


                              By:      /s/ Dennis R. Glass
                                       -------------------------------
                                           Dennis R. Glass
                              Title:   Chief Financial Officer
                                       -------------------------------


ATTEST:

/s/ Reggie D. Adamson
-------------------------------
    Reggie D. Adamson
    Chief Accounting Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                         Title                        Date
----------                         -----                        ----


/s/ Dennis R. Glass
---------------------------        Director                     April 28, 2000
    Dennis R. Glass



/s/ Kenneth C. Mlekush
---------------------------        Director                     April 28, 2000
    Kenneth C. Mlekush



/s/ David A. Stonecipher
---------------------------        Director                     April 28, 2000
    David A. Stonecipher


                                  EXHIBIT INDEX


7. Consent of Independent Auditors   ...............................